CREDIT SUISSE INSTITUTIONAL FUNDS

[CREDIT SUISSE LOGO]

INTERNATIONAL FUND

U.S. CORE EQUITY FUND

FIXED INCOME FUND

HIGH YIELD FUND


                        August 31, 2002   ANNUAL REPORT

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. Institutional shareholders may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 8500, Boston, MA 02266-8500.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

     THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

     RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

     THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

     FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                 October 1, 2002

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional International Fund (the "Fund") for the fiscal year ended August 31, 2002.

At August 31, 2002, the net asset value ("NAV") of the Fund's Institutional, Class B and C Shares(1) were $8.65, $8.54 and $8.53 per share, respectively, compared to an NAV at August 31, 2001 of $10.86, $10.84 and $10.84 for the Institutional, Class B and Class C Shares, respectively. As a result, the Fund's total returns were -20.35%, -21.22% and -21.31% for Institutional, Class B and Class C shares, respectively. By comparison, the MSCI EAFE Index(2) ("EAFE") declined 14.95% during the same period.

The Fund underperformed its EAFE benchmark as a result of adverse stock selection in several countries. Most notable in this regard were Taiwan, Brazil, Sweden, the U.K. and Australia.

- In the cases of Taiwan and Brazil, we held positions in some of each country's biggest names as part of our decision to raise exposure to emerging markets in mid-2001. While this approach worked in much of the fiscal year as emerging markets outperformed their developed-world counterparts, it ended up reversing course. The blue-chip Taiwanese technology stocks that we owned gave up their gains, while the Brazilian market as a whole lost ground in response to rising concerns about the outcome of the presidential election scheduled for October.

- In Sweden, we held a small position in one of the nation's largest names, a global producer of telecommunications equipment whose shares declined in line with telecom industry fundamentals.

- Our U.K. exposure was well-diversified across industries, but most of our top individual holdings there underperformed EAFE.

- Australian results were least favorable among the shares of prominent financial and media names that we owned.

Stock selection proved much better in Switzerland, where our biggest positions--some of the world's top makers of pharmaceuticals and consumer products--outperformed both the broad Swiss market and EAFE.

The most positive contribution to overall performance came from country weightings, primarily in emerging markets. Our rationale for raising the Fund's allocation to emerging markets, which was their historical tendency to outperform in times when global leading economic indicators rise, was on target well into 2002. Country-specific weightings were most successful in South Korea, Mexico, Taiwan, Finland, Brazil and China.

As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management, LLC (CSAM)

Steven D. Bleiberg, Managing Director
Richard W. Watt, Managing Director
Emily Alejos, Director
Staci Lombard, Vice President

NOTE: INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND INSTITUTIONAL CLASS SHARES AND THE MSCI EAFE INDEX(2) FROM INCEPTION (9/30/92). (UNAUDITED)

[CHART]

          INSTITUTIONAL SHARES
                 CREDIT SUISSE
                 INSTITUTIONAL        MSCI EAFE
            INTERNATIONAL FUND         INDEX(2)
                    $3,000,000       $3,000,000
 9/92               $3,000,000       $2,941,710
10/92               $2,976,015       $2,788,300
11/92               $2,984,002       $2,815,374
12/92               $2,983,996       $2,830,802
 1/93               $3,009,990       $2,831,284
 2/93               $3,051,981       $2,917,666
 3/93               $3,235,990       $3,172,816
 4/93               $3,386,006       $3,474,805
 5/93               $3,456,021       $3,549,027
 6/93               $3,403,999       $3,494,478
 7/93               $3,519,975       $3,617,623
 8/93               $3,745,961       $3,813,735
 9/93               $3,709,942       $3,728,727
10/93               $3,825,915       $3,844,466
11/93               $3,733,923       $3,509,229
12/93               $4,175,927       $3,763,402
 1/94               $4,380,326       $4,082,388
 2/94               $4,246,118       $4,071,937
 3/94               $3,926,123       $3,897,414
 4/94               $3,988,032       $4,063,678
 5/94               $4,004,558       $4,041,206
 6/94               $3,965,308       $4,099,197
 7/94               $4,078,821       $4,139,533
 8/94               $4,279,022       $4,238,427
 9/94               $4,219,138       $4,105,849
10/94               $4,270,770       $4,243,518
11/94               $4,029,301       $4,040,508
12/94               $3,826,180       $4,066,771
 1/95               $3,575,783       $3,911,502
 2/95               $3,522,261       $3,901,293
 3/95               $3,646,355       $4,145,709
 4/95               $3,800,397       $4,302,748
 5/95               $3,850,094       $4,252,578
 6/95               $3,806,928       $4,179,136
 7/95               $4,022,602       $4,440,457
 8/95               $3,934,147       $4,272,164
 9/95               $3,966,532       $4,356,710
10/95               $3,837,092       $4,240,735
11/95               $3,869,420       $4,359,857
12/95               $3,992,079       $4,536,649
 1/96               $4,184,761       $4,556,338
 2/96               $4,156,612       $4,572,878
 3/96               $4,241,016       $4,671,149
 4/96               $4,334,068       $4,808,107
 5/96               $4,327,569       $4,720,792
 6/96               $4,351,382       $4,748,503
 7/96               $4,121,885       $4,610,891
 8/96               $4,201,984       $4,622,188
 9/96               $4,301,582       $4,746,155
10/96               $4,240,955       $4,698,788
11/96               $4,409,775       $4,886,928
12/96               $4,461,460       $4,825,206
 1/97               $4,478,994       $4,657,433
 2/97               $4,549,185       $4,734,747
 3/97               $4,511,936       $4,753,070
 4/97               $4,503,178       $4,779,450
 5/97               $4,781,564       $5,091,643
 6/97               $5,057,855       $5,373,568
 7/97               $5,292,400       $5,461,587
 8/97               $4,871,461       $5,054,808
 9/97               $5,285,879       $5,339,090
10/97               $4,961,456       $4,929,902
11/97               $5,007,482       $4,880,800
12/97               $5,138,151       $4,924,484
 1/98               $5,255,927       $5,150,862
 2/98               $5,636,667       $5,482,578
 3/98               $6,032,426       $5,652,647
 4/98               $6,165,164       $5,698,660
 5/98               $6,247,851       $5,672,275
 6/98               $6,375,577       $5,716,462
 7/98               $6,513,404       $5,775,685
 8/98               $5,686,771       $5,061,406
 9/98               $5,453,806       $4,907,539
10/98               $5,596,629       $5,420,475
11/98               $5,894,781       $5,699,521
12/98               $6,200,120       $5,925,735
 1/99               $6,285,689       $5,909,558
 2/99               $5,976,625       $5,770,092
 3/99               $6,073,194       $6,012,378
 4/99               $6,211,173       $6,257,383
 5/99               $5,860,782       $5,936,504
 6/99               $6,255,367       $6,169,334
 7/99               $6,420,902       $6,354,105
 8/99               $6,476,120       $6,378,759
 9/99               $6,550,686       $6,444,397
10/99               $6,912,160       $6,687,222
11/99               $7,408,813       $6,920,940
12/99               $8,356,472       $7,543,478
 1/00               $7,813,641       $7,065,524
 2/00               $8,026,821       $7,257,070
 3/00               $8,198,157       $7,539,733
 4/00               $7,846,003       $7,144,349
 5/00               $7,603,613       $6,971,242
 6/00               $7,920,308       $7,245,490
 7/00               $7,610,148       $6,943,136
 8/00               $7,629,565       $7,004,861
 9/00               $7,102,842       $6,665,195
10/00               $6,928,355       $6,509,096
11/00               $6,563,224       $6,266,372
12/00               $6,819,941       $6,490,583
 1/01               $6,796,763       $6,487,532
 2/01               $6,087,430       $6,001,681
 3/01               $5,637,677       $5,604,309
 4/01               $5,911,227       $5,997,396
 5/01               $5,697,932       $5,790,486
 6/01               $5,410,488       $5,555,855
 7/01               $5,187,961       $5,455,239
 8/01               $5,034,992       $5,318,148
 9/01               $4,529,637       $4,780,696
10/01               $4,691,900       $4,902,939
11/01               $4,784,614       $5,084,004
12/01               $4,840,238       $5,114,305
 1/02               $4,589,860       $4,842,940
 2/02               $4,562,038       $4,877,131
 3/02               $4,812,494       $5,143,374
 4/02               $4,775,438       $5,180,612
 5/02               $4,784,702       $5,250,861
 6/02               $4,576,089       $5,043,819
 7/02               $4,061,370       $4,546,297
 8/02               $4,010,400       $4,537,068


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND CLASS B(1) SHARES AND THE MSCI EAFE INDEX(2), FROM INCEPTION (7/31/01). (UNAUDITED)

[CHART]

                         CLASS B
                   CREDIT SUISSE
                   INSTITUTIONAL   MSCI EAFE
           INTERNATIONAL FUND(1)    INDEX(2)
                         $10,000     $10,000
 7/01                    $10,000     $10,000
 8/01                     $9,687      $9,749
 9/01                     $8,722      $8,764
10/01                     $9,026      $8,988
11/01                     $9,186      $9,319
12/01                     $9,294      $9,375
 1/02                     $8,802      $8,878
 2/02                     $8,749      $8,940
 3/02                     $9,222      $9,428
 4/02                     $9,132      $9,497
 5/02                     $9,151      $9,625
 6/02                     $8,856      $9,246
 7/02                     $7,864      $8,334
 8/02                     $7,403      $8,317

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND CLASS C SHARES(1) AND THE MSCI EAFE INDEX(2) FROM INCEPTION (7/31/01). (UNAUDITED)

[CHART]

                         CLASS C
                   CREDIT SUISSE
                   INSTITUTIONAL      MSCI EAFE
           INTERNATIONAL FUND(1)       INDEX(2)
                         $10,000        $10,000
 7/01                    $10,000        $10,000
 8/01                     $9,687         $9,749
 9/01                     $8,712         $8,764
10/01                     $9,017         $8,988
11/01                     $9,186         $9,319
12/01                     $9,284         $9,375
 1/02                     $8,793         $8,878
 2/02                     $8,740         $8,940
 3/02                     $9,213         $9,428
 4/02                     $9,124         $9,497
 5/02                     $9,142         $9,625
 6/02                     $8,856         $9,246
 7/02                     $7,864         $8,334
 8/02                     $7,623         $8,317

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results on this page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                                                              INCEPTION
                             1 YEAR              3 YEARS                5 YEARS             10 YEARS            TO DATE
                            --------             -------                -------             ---------          ---------
Institutional Class         (20.35%)             (14.77%)               (3.82%)                  --                2.97%
Class B Without CDSC        (21.22%)                 --                    --                    --              (22.00%)
Class B With CDSC           (24.37%)                 --                    --                    --              (24.16%)
Class C Without CDSC        (21.31%)                 --                    --                    --              (22.09%)
Class C With CDSC           (22.10%)                 --                    --                    --              (22.09%)

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                                                          INCEPTION
                            1 YEAR               3 YEARS               5 YEARS             10 YEARS         TO DATE
                            --------             -------               -------             ---------       ---------
Institutional Class         (20.78%)              (18.18%)               (7.46%)              1.81%            1.81%
Class B Without CDSC        (21.82%)                  --                    --                  --           (27.92%)
Class B With CDSC           (24.95%)                  --                    --                  --           (29.77%)
Class C Without CDSC        (21.74%)                  --                    --                  --           (27.92%)
Class C With CDSC           (22.53%)                  --                    --                  --           (27.92%)

(1) Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -24.37%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -22.10%.

(2) The Morgan Stanley Capital International EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2002

                                                                                                NUMBER
                                                                                               OF SHARES        VALUE
                                                                                              -----------    -----------
COMMON STOCKS (92.5%)
AUSTRALIA (6.7%)
BANKS (3.4%)
    Australia & New Zealand Banking Group, Ltd.                                                  214,256     $ 2,237,719
    National Australia Bank, Ltd.                                                                108,317       2,067,445
                                                                                                             -----------
                                                                                                               4,305,164
                                                                                                             -----------
BEVERAGES (1.7%)
    Foster's Group, Ltd.                                                                         817,150       2,228,133
                                                                                                             -----------
METALS & MINING (1.6%)
    Rio Tinto, Ltd.                                                                              111,573       2,017,735
                                                                                                             -----------
TOTAL AUSTRALIA                                                                                                8,551,032
                                                                                                             -----------
BRAZIL (1.1%)
METALS & MINING (1.1%)
    Companhia Vale do Rio Doce                                                                    34,668         887,501
    Companhia Vale do Rio Doce ADR                                                                22,700         527,775
                                                                                                             -----------
TOTAL BRAZIL                                                                                                   1,415,276
                                                                                                             -----------
FINLAND (1.0%)
COMMUNICATIONS EQUIPMENT (1.0%)
    Nokia Oyj                                                                                     94,585       1,263,339
                                                                                                             -----------
TOTAL FINLAND                                                                                                  1,263,339
                                                                                                             -----------
FRANCE (11.2%)
AUTOMOBILES (1.3%)
    PSA Peugeot Citroen                                                                           36,561       1,635,663
                                                                                                             -----------
BANKS (2.9%)
    BNP Paribas SA                                                                                48,129       2,244,755
    Credit Agricole SA &                                                                          68,748       1,476,470
                                                                                                             -----------
                                                                                                               3,721,225
                                                                                                             -----------
CONSTRUCTION & ENGINEERING (1.0%)
    Vinci SA &                                                                                    20,267       1,233,251
                                                                                                             -----------
ELECTRICAL EQUIPMENT (1.3%)
    Schneider Electric SA*                                                                        37,630       1,730,722
                                                                                                             -----------
INSURANCE (1.9%)
    Axa                                                                                          176,422       2,416,960
                                                                                                             -----------
MULTI-UTILITIES (1.0%)
    Suez SA                                                                                       55,386       1,271,516
                                                                                                             -----------
OIL & GAS (1.8%)
    TotalFinaElf SA                                                                               16,738       2,386,648
                                                                                                             -----------
TOTAL FRANCE                                                                                                  14,395,985
                                                                                                             -----------
GERMANY (1.2%)
ELECTRIC UTILITIES (1.2%)
    E.ON AG                                                                                       30,226       1,557,367
                                                                                                             -----------
TOTAL GERMANY                                                                                                  1,557,367
                                                                                                             -----------
HONG KONG (2.6%)
BANKS (1.0%)
    Hang Seng Bank, Ltd.                                                                         122,430       1,318,479
                                                                                                             -----------
ELECTRIC UTILITIES (1.1%)
    Hongkong Electric Holdings, Ltd.                                                             344,000       1,340,721
                                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

                                                                                                NUMBER
                                                                                               OF SHARES        VALUE
                                                                                              -----------    -----------
HONG KONG -- (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    China Mobile, Ltd.*                                                                          248,300     $   687,601
                                                                                                             -----------
TOTAL HONG KONG                                                                                                3,346,801
                                                                                                             -----------
IRELAND (1.0%)
BANKS (1.0%)
    Allied Irish Banks PLC                                                                        98,725       1,277,972
                                                                                                             -----------
TOTAL IRELAND                                                                                                  1,277,972
                                                                                                             -----------
ITALY (4.1%)
INSURANCE (1.1%)
    Assicurazioni Generali SpA                                                                    70,716       1,343,977
                                                                                                             -----------
OIL & GAS (1.9%)
    ENI SpA                                                                                      157,227       2,380,645
                                                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    Telecom Italia Mobile SpA &                                                                   315,839      1,468,130
                                                                                                             -----------
TOTAL ITALY                                                                                                    5,192,752
                                                                                                             -----------

JAPAN (21.5%)
AUTOMOBILES (3.0%)
    Honda Motor Company, Ltd.                                                                     50,200       2,125,450
    Nissan Motor Company, Ltd.                                                                   242,500       1,771,223
                                                                                                             -----------
                                                                                                               3,896,673
                                                                                                             -----------
BEVERAGES (1.5%)
    Asahi Breweries, Ltd.                                                                        241,000       1,920,845
                                                                                                             -----------
DIVERSIFIED FINANCIALS (2.3%)
    ACOM Company, Ltd.                                                                            31,590       1,862,388
    Nomura Holdings, Inc.                                                                         85,000       1,120,525
                                                                                                             -----------
                                                                                                               2,982,913
                                                                                                             -----------
HOUSEHOLD DURABLES (2.8%)
    Nintendo Co., Ltd.                                                                            13,000       1,572,302
    Sony Corp. &                                                                                  45,600       1,988,378
                                                                                                             -----------
                                                                                                               3,560,680
                                                                                                             -----------
MACHINERY (1.9%)
    NSK, Ltd.*                                                                                   275,000         971,830
    SMC Corp.                                                                                     14,400       1,440,425
                                                                                                             -----------
                                                                                                               2,412,255
                                                                                                             -----------
MARINE (0.8%)
    Nippon Yusen Kabushiki Kaisha &                                                              318,000         984,321
                                                                                                             -----------
MULTILINE RETAIL (1.1%)
    Ito-Yokado Co., Ltd.                                                                          32,000       1,362,965
                                                                                                             -----------
OFFICE ELECTRONICS (2.1%)
    Canon, Inc.                                                                                   78,000       2,670,940
                                                                                                             -----------
PERSONAL PRODUCTS (1.0%)
    Shiseido Company, Ltd.                                                                       101,000       1,332,299
                                                                                                             -----------
PHARMACEUTICALS (1.5%)
    Takeda Chemical Industries, Ltd.*                                                             47,000       1,985,999
                                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

                                                                                                NUMBER
                                                                                               OF SHARES        VALUE
                                                                                              -----------    -----------
JAPAN -- (CONTINUED)
REAL ESTATE (1.3%)
    Mitsui Fudosan Company, Ltd.                                                                 213,000     $ 1,634,799
                                                                                                             -----------
TRADING COMPANIES & DISTRIBUTORS (1.1%)
    Sumitomo Corp.                                                                               251,000       1,356,986
                                                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    NTT DoCoMo, Inc. &                                                                               687       1,460,161
                                                                                                             -----------
TOTAL JAPAN                                                                                                   27,561,836
                                                                                                             -----------
LUXEMBOURG (1.0%)
METALS & MINING (1.0%)
    Arcelor*                                                                                     100,574       1,223,004
                                                                                                             -----------
TOTAL LUXEMBOURG                                                                                               1,223,004
                                                                                                             -----------
MEXICO (1.3%)
BANKS (0.4%)
    Grupo Financiero BBVA Bancomer SA de CV ADR &                                                 32,500         510,250
                                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
    Telefonos de Mexico SA de CV ADR                                                              21,700         642,971
                                                                                                             -----------
MEDIA (0.4%)
    Grupo Televisa SA ADR*                                                                        15,900         504,666
                                                                                                             -----------
TOTAL MEXICO                                                                                                   1,657,887
                                                                                                             -----------
NETHERLANDS (5.3%)
AIR FREIGHT & COURIERS (1.0%)
    TPG NV                                                                                        63,282       1,247,994
                                                                                                             -----------
DIVERSIFIED FINANCIALS (1.4%)
    ING Groep NV                                                                                  78,423       1,711,942
                                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
    Koninklijke (Royal) KPN NV*                                                                  168,011         921,022
                                                                                                             -----------
FOOD & DRUG RETAILING (1.2%)
    Koninklijke Ahold NV &                                                                        94,653       1,578,916
                                                                                                             -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    ASML Holding NV*                                                                             127,868       1,307,876
                                                                                                             -----------
TOTAL NETHERLANDS                                                                                              6,767,750
                                                                                                             -----------
NORWAY (0.6%)
BANKS (0.6%)
    DnB Holding ASA                                                                              160,837         813,542
                                                                                                             -----------
TOTAL NORWAY                                                                                                     813,542
                                                                                                             -----------
SINGAPORE (2.0%)
BANKS (2.0%)
    DBS Group Holdings, Ltd.                                                                     170,900       1,162,195
    United Overseas Bank, Ltd.                                                                   189,896       1,432,451
                                                                                                             -----------
TOTAL SINGAPORE                                                                                                2,594,646
                                                                                                             -----------
SOUTH KOREA (3.2%)
BANKS (1.2%)

    Kookmin Bank ADR                                                                              32,423       1,517,396
                                                                                                             -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.3%)
    Samsung Electronics Co., Ltd. GDR*                                                            12,608       1,739,904
                                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

                                                                                                NUMBER
                                                                                               OF SHARES        VALUE
                                                                                              -----------    -----------
SOUTH KOREA -- (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    SK Telecom Co., Ltd. ADR                                                                      39,100     $   850,816
                                                                                                             -----------
TOTAL SOUTH KOREA                                                                                              4,108,116
                                                                                                             -----------
SWEDEN (0.7%)
MACHINERY (0.7%)
    SKF AB Series B &                                                                             39,300         929,386
                                                                                                             -----------
TOTAL SWEDEN                                                                                                     929,386
                                                                                                             -----------
SWITZERLAND (7.8%)
BANKS (1.5%)
    UBS AG*                                                                                       41,705       1,964,891
                                                                                                             -----------
CHEMICALS (0.8%)
    Ciba Specialty Chemicals AG                                                                   14,498       1,038,598
                                                                                                             -----------
FOOD PRODUCTS (2.6%)
    Nestle SA                                                                                     15,412       3,307,089
                                                                                                             -----------
INSURANCE (0.4%)
    Converium Holding AG                                                                          11,903         552,867
                                                                                                             -----------
PHARMACEUTICALS (2.5%)
    Novartis AG                                                                                   77,678       3,152,436
                                                                                                             -----------
TOTAL SWITZERLAND                                                                                             10,015,881
                                                                                                             -----------
TAIWAN (1.2%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
    Hon Hai Precision Industry Co., Ltd. GDR 144A &                                               26,880         210,336
                                                                                                             -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                              48,400         395,428
    United Microelectronics Corp.                                                                211,407         944,988
                                                                                                             -----------
                                                                                                               1,340,416
                                                                                                             -----------
TOTAL TAIWAN                                                                                                   1,550,752
                                                                                                             -----------
UNITED KINGDOM (19.0%)
AIR FREIGHT & COURIERS (1.0%)
    Exel PLC                                                                                     109,381       1,248,707
                                                                                                             -----------
BANKS (4.1%)
    Abbey National PLC                                                                            77,398         893,163
    HBOS PLC                                                                                     122,397       1,370,793
    HSBC Holdings PLC                                                                             79,607         905,725
    Lloyds TSB Group PLC                                                                          42,883         370,817
    Royal Bank of Scotland Group PLC                                                              70,746       1,688,613
                                                                                                             -----------
                                                                                                               5,229,111
                                                                                                             -----------
BEVERAGES (1.5%)
    Diageo PLC                                                                                   112,186       1,357,087
    Scottish & Newcastle PLC                                                                      60,061         511,461
                                                                                                             -----------
                                                                                                               1,868,548
                                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Brambles Industries PLC                                                                      263,665         957,460
                                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
    BT Group PLC                                                                                 349,679       1,081,837
                                                                                                             -----------
ELECTRIC UTILITIES (1.6%)
    Scottish Power PLC                                                                           362,996       2,066,389
                                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

                                                                                                NUMBER
                                                                                               OF SHARES        VALUE
                                                                                              -----------    -----------
UNITED KINGDOM -- (CONTINUED)
FOOD PRODUCTS (1.0%)
    Cadbury Schweppes PLC                                                                        171,677    $  1,242,191
                                                                                                            ------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.5%)
    Amersham PLC                                                                                  78,716         692,847
                                                                                                            ------------
HOTELS RESTAURANTS & LEISURE (0.9%)
    Six Continents PLC                                                                           123,072       1,155,607
                                                                                                            ------------
INSURANCE (0.7%)
    Aviva PLC                                                                                    123,099         950,205
                                                                                                            ------------
OIL & GAS (4.0%)
    BG Group PLC                                                                                 286,219       1,193,217
    BP PLC                                                                                       242,282       1,875,805
    Shell Transport & Trading Co. PLC                                                            309,496       2,075,423
                                                                                                            ------------
                                                                                                               5,144,445
                                                                                                            ------------
SOFTWARE (0.6%)
    Sage Group PLC                                                                               366,045         730,443
                                                                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    Vodafone Group PLC                                                                         1,226,756       1,964,088
                                                                                                            ------------
TOTAL UNITED KINGDOM                                                                                          24,331,878
                                                                                                            ------------
TOTAL COMMON STOCKS (Cost $120,640,439)                                                                      118,555,202
                                                                                                            ------------

                                                                                                  PAR
                                                                                                 (000)
                                                                                               ---------

SHORT-TERM INVESTMENT (6.9%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.688%, 9/03/02 (Cost $8,886,000)         $8,886        8,886,000
                                                                                                            ------------
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $129,526,439)                                                       127,441,202
                                                                                                            ------------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                                                                     742,155
                                                                                                            ------------
NET ASSETS (100.0%)                                                                                         $128,183,357
                                                                                                            ============


*    Non-income producing security.

&    Security or portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS

                 ADR                 American Depository Receipt
                 GDR                   Global Depository Receipt

                 See Accompanying Notes to Financial Statements.

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                 October 1, 2002
Dear Shareholder:

For the 12 months ended August 31, 2002, Credit Suisse Institutional U.S. Core Equity Fund(1) (the "Fund") had a loss of 21.01%, vs. a decline of 17.99% for the S&P 500 Index.(2)

The period was a poor one for equities. While the economy showed surprising resilience in the wake of September 11, helping markets to rally in late 2001, sentiment deteriorated in 2002. This was largely due to widespread concerns over accounting and corporate-governance issues, lackluster profit growth, and increasingly mixed signals about the economy's prospects heading toward 2003. There were few places to hide, with even many traditionally defensive sectors posting significant losses. Technology and telecommunications stocks were the worst performers, spiraling further downward in the wake of their strong surge in the late 1990s.

Against this backdrop, the Fund lost value and marginally underperformed its benchmark. The Fund was hurt by the broad decline in equities and by weakness in certain areas, chiefly the media sector. On the positive side, the Fund was aided by its continued underweighting in the technology and telecommunications sectors, a reflection of the tepid business spending and overcapacity, respectively, we see within many of these companies. The Fund was also helped by good stock selection in the health-care area.

Looking ahead, we believe that the economy should remain on a growth path, avoiding a "double dip" recession. However, we also believe that the recovery will be a modest one for at least several quarters. Until growth turns more substantial, we expect the general profit, revenue, and capital-expenditure backdrop to remain less than robust as well, potentially restraining equity markets for a while. Ongoing accounting worries could also weigh on stocks, as could heightened geopolitical risk.

Amid the uncertainty, we will, as always, focus on companies that we deem to have positive or improving return on invested capital, which we see as crucial to fueling longer-term growth and creating shareholder value. In terms of sector allocation, we intend to maintain exposure to companies that we believe will perform better than the broad market in the context of our economic viewpoint. These include specific energy, materials and industrial companies that we think have compelling valuations at present (we were significantly overweighted in energy at the end of the period).

Elsewhere of note, we continue to see opportunities in a variety of other sectors, such as health care. We ended the period with a roughly neutral weighting in the consumer area, broadly defined, but with limited exposure to retail companies. We continue to closely monitor the consumer's sentiment and spending prospects, and will adjust the Fund's exposure as we deem appropriate. We expect to remain underweighted in technology, at least until capital expenditures pick up, and will likely continue to avoid telecommunications companies. We maintain a positive outlook on certain financial-services companies (e.g., large insurers), but intend to remain underweighted here based on broad credit-quality concerns.

Sincerely yours,


Credit Suisse Asset Management, LLC (CSAM)

D. Susan Everly                           Sheryl Hempel                             Maragaret D. Miller
Director and Co-Portfolio Manager         Director and Co-Portfolio Manager         Vice President and Co-Portfolio
                                                                                    Manager

THE FUND IS PERMITTED TO INVEST A GREATER PROPORTION OF ITS ASSETS IN THE SECURITIES OF A SMALLER NUMBER OF ISSUERS. AS A RESULT, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY WITH RESPECT TO ITS RESPECTIVE PORTFOLIO SECURITIES THAN A FUND THAT IS MORE BROADLY DIVERSIFIED.

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND(1), AND THE S&P 500 INDEX(2) FROM INCEPTION (8/31/94). (UNAUDITED)

[CHART]

             CREDIT SUISSE
        INSTITUTIONAL U.S.          S&P 500
       CORE EQUITY FUND(1)         INDEX(2)
                $3,000,000       $3,000,000
 8/94           $3,000,000       $3,123,000
 9/94           $2,958,015       $3,046,455
10/94           $2,996,004       $3,115,336
11/94           $2,866,018       $3,001,844
12/94           $2,908,526       $3,046,331
 1/95           $2,962,822       $3,125,566
 2/95           $3,075,476       $3,247,463
 3/95           $3,139,831       $3,343,264
 4/95           $3,192,104       $3,441,556
 5/95           $3,330,892       $3,579,218
 6/95           $3,415,345       $3,662,291
 7/95           $3,556,153       $3,783,989
 8/95           $3,592,353       $3,793,525
 9/95           $3,690,909       $3,953,270
10/95           $3,624,538       $3,939,039
11/95           $3,823,674       $4,111,923
12/95           $3,944,731       $4,191,283
 1/96           $4,082,183       $4,333,787
 2/96           $4,181,941       $4,374,004
 3/96           $4,150,877       $4,415,995
 4/96           $4,261,760       $4,480,998
 5/96           $4,314,966       $4,596,563
 6/96           $4,317,144       $4,614,076
 7/96           $4,144,187       $4,410,134
 8/96           $4,224,046       $4,502,967
 9/96           $4,470,135       $4,756,574
10/96           $4,561,029       $4,887,618
11/96           $4,844,798       $5,257,317
12/96           $4,808,239       $5,153,012
 1/97           $5,038,135       $5,475,230
 2/97           $5,035,792       $5,517,937
 3/97           $4,805,901       $5,291,150
 4/97           $5,083,711       $5,607,031
 5/97           $5,383,016       $5,948,612
 6/97           $5,672,762       $6,215,883
 7/97           $6,096,617       $6,709,859
 8/97           $5,842,747       $6,333,838
 9/97           $6,247,489       $6,681,059
10/97           $6,043,970       $6,457,912
11/97           $6,139,808       $6,756,978
12/97           $6,262,087       $6,872,522
 1/98           $6,373,125       $6,948,670
 2/98           $6,869,761       $7,449,738
 3/98           $7,080,675       $7,831,165
 4/98           $7,247,157       $7,910,260
 5/98           $6,933,660       $7,774,599
 6/98           $7,102,908       $8,090,403
 7/98           $6,925,424       $8,003,593
 8/98           $6,029,210       $6,847,634
 9/98           $6,412,059       $7,284,787
10/98           $6,997,446       $7,877,550
11/98           $7,441,363       $8,355,402
12/98           $7,810,231       $8,836,590
 1/99           $8,010,119       $9,205,959
 2/99           $7,848,621       $8,919,930
 3/99           $8,065,431       $9,276,727
 4/99           $8,337,567       $9,635,922
 5/99           $8,222,709       $9,408,418
 6/99           $8,601,055       $9,931,526
 7/99           $8,299,267       $9,621,166
 8/99           $8,324,857       $9,573,637
 9/99           $8,125,102       $9,311,224
10/99           $8,920,244       $9,900,438
11/99           $8,954,176      $10,103,001
12/99           $9,624,665      $10,696,957
 1/00           $9,366,243      $10,159,542
 2/00           $9,301,579       $9,967,425
 3/00          $10,300,344      $10,942,538
 4/00           $9,962,410      $10,613,386
 5/00           $9,624,472      $10,395,600
 6/00           $9,927,523      $10,651,955
 7/00           $9,718,826      $10,485,465
 8/00          $10,230,656      $11,136,403
 9/00           $9,579,697      $10,548,512
10/00           $9,490,220      $10,503,892
11/00           $8,720,068       $9,675,765
12/00           $8,893,099       $9,723,079
 1/01           $9,189,286      $10,068,054
 2/01           $8,340,105       $9,150,049
 3/01           $8,037,348       $8,570,394
 4/01           $8,610,025       $9,236,399
 5/01           $8,524,496       $9,298,283
 6/01           $8,563,984       $9,071,962
 7/01           $8,386,258       $8,982,694
 8/01           $7,885,986       $8,420,378
 9/01           $7,148,693       $7,740,432
10/01           $7,254,012       $7,888,042
11/01           $7,951,757       $8,493,134
12/01           $7,923,946       $8,567,534
 1/02           $7,778,292       $8,442,534
 2/02           $7,486,986       $8,279,761
 3/02           $7,731,810       $8,591,163
 4/02           $7,308,107       $8,070,281
 5/02           $7,407,497       $8,010,884
 6/02           $6,825,268       $7,440,269
 7/02           $6,229,200       $6,860,448
 8/02           $6,229,200       $6,905,316

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results on this page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                    INCEPTION
      1 YEAR              3 YEARS              5 YEARS               TO DATE
      ------              -------              -------               -------
     (21.01%)             (9.21%)               1.29%                  9.56%

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                    INCEPTION
      1 YEAR              3 YEARS              5 YEARS               TO DATE
      ------              -------              -------               -------
     (22.49%)            (11.98%)              (2.37%)                  7.88%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2002

                                                                                                 NUMBER
                                                                                                OF SHARES       VALUE
                                                                                                ---------    -----------
COMMON STOCKS (98.6%)
AEROSPACE & DEFENSE (1.0%)
    United Technologies Corp.                                                                      1,400     $    83,146
                                                                                                             -----------
AIRLINES (1.0%)
    AMR Corp.*                                                                                     8,300          84,577
                                                                                                             -----------
BANKS (2.0%)
    Bank of America Corp.                                                                          2,300         161,184
                                                                                                             -----------
BEVERAGES (4.9%)
    Coca-Cola Co.                                                                                  2,700         137,700
    PepsiCo, Inc.                                                                                  6,600         261,030
                                                                                                             -----------
                                                                                                                 398,730
                                                                                                             -----------
BIOTECHNOLOGY (0.7%)
    Gilead Sciences, Inc.*                                                                         1,725          55,338
                                                                                                             -----------
CHEMICALS (4.6%)
    Du Pont (E.I.) de Nemours & Co.                                                                8,600         346,666
    PPG Industries, Inc.                                                                             500          28,135
                                                                                                             -----------
                                                                                                                 374,801
                                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES (4.9%)
    Cendant Corp.*                                                                                27,900         399,249
                                                                                                             -----------
COMMUNICATIONS EQUIPMENT (1.5%)
    Cisco Systems, Inc.*                                                                           3,000          41,460
    Motorola, Inc.                                                                                 6,600          79,200
                                                                                                             -----------
                                                                                                                 120,660
                                                                                                             -----------
COMPUTERS & PERIPHERALS (1.4%)
    Dell Computer Corp.*                                                                           4,400         117,084
                                                                                                             -----------
DIVERSIFIED FINANCIALS (7.5%)
    CIT Group, Inc.*                                                                               3,600          78,300
    Citigroup, Inc.                                                                                4,581         150,028
    Freddie Mac                                                                                    2,474         158,583
    Lehman Brothers Holdings, Inc.                                                                 2,124         121,089
    The Goldman Sachs Group, Inc.                                                                  1,436         111,003
                                                                                                             -----------
                                                                                                                 619,003
                                                                                                             -----------
ELECTRICAL EQUIPMENT (3.4%)
    Emerson Electric Co.                                                                           5,700         278,046
                                                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    Agilent Technologies, Inc.*                                                                    3,237          43,473
                                                                                                             -----------
ENERGY EQUIPMENT & SERVICES (2.7%)
    Transocean, Inc.                                                                               9,100         222,950
                                                                                                             -----------
HEALTHCARE EQUIPMENT & SUPPLIES (8.1%)
    Baxter International, Inc.                                                                     2,200          79,838
    Biomet, Inc.                                                                                   7,000         188,020
    Guidant Corp.*                                                                                 1,000          36,800
    Medtronic, Inc.                                                                                8,700         358,266
                                                                                                             -----------
                                                                                                                 662,924
                                                                                                             -----------
HOTELS, RESTAURANTS & LEISURE (2.3%)
    McDonald's Corp.                                                                               7,900         187,704
                                                                                                             -----------


                See Accompanying Notes to Financial Statements.

                                                                                                 NUMBER
                                                                                                OF SHARES       VALUE
                                                                                                ---------    -----------
INSURANCE (6.8%)
    AFLAC, Inc.                                                                                    8,400     $   257,124
    American International Group, Inc.                                                             4,766         299,305
    Travelers Property Casualty Corp. Class A*                                                         1              15
    Travelers Property Casualty Corp. Class B*                                                         1              10
                                                                                                             -----------
                                                                                                                 556,454
                                                                                                             -----------
MACHINERY (3.8%)
    Illinois Tool Works, Inc.                                                                      4,600         315,192
                                                                                                             -----------
MEDIA (7.5%)
    AOL Time Warner, Inc.*                                                                        11,900         150,535
    Clear Channel Communications, Inc.*                                                            6,100         208,498
    Viacom, Inc. Class B*                                                                          6,300         256,410
                                                                                                             -----------
                                                                                                                 615,443
                                                                                                             -----------
METALS & MINING (2.2%)
    Alcoa, Inc.                                                                                    7,181         180,171
                                                                                                             -----------
OIL & GAS (7.7%)
    Burlington Resources, Inc.                                                                       900          34,623
    Conoco, Inc.                                                                                  14,700         360,885
    Exxon Mobil Corp.                                                                              6,600         233,970
                                                                                                             -----------
                                                                                                                 629,478
                                                                                                             -----------
PAPER & FOREST PRODUCTS (0.9%)
    International Paper Co.                                                                        2,000          75,300
                                                                                                             -----------
PERSONAL PRODUCTS (5.4%)
    Estee Lauder Cos., Inc. Class A                                                                2,700          80,865
    Gillette Co.                                                                                  11,400         359,442
                                                                                                             -----------
                                                                                                                 440,307
                                                                                                             -----------
PHARMACEUTICALS (7.0%)
    Pfizer, Inc.                                                                                  12,000         396,960
    Pharmacia Corp.                                                                                4,106         179,432
                                                                                                             -----------
                                                                                                                 576,392
                                                                                                             -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.1%)
    Intel Corp.                                                                                   10,200         170,034
    Novellus Systems, Inc.*                                                                        1,987          48,602
    Texas Instruments, Inc.                                                                        1,700          33,490
    Xilinx, Inc.*                                                                                  4,300          83,076
                                                                                                             -----------
                                                                                                                 335,202
                                                                                                             -----------
SOFTWARE (3.5%)
    Microsoft Corp.*                                                                               5,900         289,572
                                                                                                             -----------
SPECIALTY RETAIL (3.2%)
    Staples, Inc.*                                                                                11,900         165,410
    The Gap, Inc.                                                                                  8,500          99,705
                                                                                                             -----------
                                                                                                                 265,115
                                                                                                             -----------
TOTAL COMMON STOCKS
   (Cost $8,608,840)                                                                                           8,087,495
                                                                                                             -----------


                 See Accompanying Notes to Financial Statements.

                                                                                                    PAR
                                                                                                   (000)        VALUE
                                                                                                  -------    -----------
SHORT-TERM INVESTMENT (2.1%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.688%, 9/03/02 (Cost $176,000)              $176     $   176,000
                                                                                                             -----------
TOTAL INVESTMENTS (100.7%) (Cost $8,784,840)                                                                   8,263,495
                                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                                                                    (58,075)
                                                                                                             -----------
NET ASSETS (100.0%)                                                                                          $ 8,205,420
                                                                                                             ===========

*   Non-income producing security.

                 See Accompanying Notes to Financial Statements.

                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                           PORTFOLIO MANAGERS' LETTER

                                                                 October 1, 2002
Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional Fixed Income Fund(1) (the "Fund") for the fiscal year ended August 31, 2002.

At August 31, 2002, the net asset value ("NAV") of the Fund's shares was $14.12, compared to an NAV of $15.79 at August 31, 2001. Assuming the reinvestment of distributions totaling $1.23 per share, the Fund's total return was -2.92%. By comparison, the Lehman Brothers Aggregate Bond Index(2) returned 8.11% during the same period.

The Fund underperformed its Lehman benchmark as a result of several factors over the course of the fiscal year:

- As the year began in September 2001, there was a classic "flight to quality" in response to the tragic events of September 11. Highest-quality instruments like U.S. Treasury issues and government agency securities thrived, while comparatively risky sectors endured heavy selling. Our holdings in spread-based categories like investment-grade corporate bonds, high yield and emerging market debt dampened the Fund's overall return accordingly.

- We had exposure (albeit low) to Argentine sovereign debt and certain high yield issuers in late 2001, at a time when each fared poorly.

- Early in 2001, the unfolding Enron scandal triggered anxiety about questionable accounting practices and corporate governance issues across financial markets. Unfortunately for the Fund, we held above-market positions in the bonds of a handful of telecommunications and power companies that were tarred by the broad strokes of the Enron brush.

- Toward the end of the year, performance suffered from our security selection in the telecom and energy sectors, as well as our small allocation to high yield. Our analysis at the time concluded that telecom's historically generous yields offered satisfactory compensation for the fundamental credit risk of the underlying issuers, but the sector nonetheless crumbled under the weight of accounting-based improprieties by companies like WorldCom and Qwest Communications International. [Note: at August 31, the Fund did not own securities of WorldCom or Qwest.] Bonds of a number of energy companies, which experienced problems much like those in telecom, similarly declined.

On the positive side of the ledger, we added value within our approach to securitized debt. This was most pronounced in mortgage-backed securities (MBS), in which our sector allocation and security selection were particularly effective. We underweighted MBS while they underperformed in the early part of the year, and then capitalized on their attractive valuations to overweight them in late 2001, when they started to outperform. Throughout the year, furthermore, we tended to focus our MBS holdings on high-coupon issues that were protected from prepayment, which benefited from their comparatively low availability as interest rates fell.

It's also worth noting that our holdings in corporate bonds began to meaningfully help overall performance as the year drew to a close in August, when the flow of negative news subsided and investors started to become less pessimistic than previously about the outlook for corporate credit quality.

As developments occur in the fixed income markets that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,


Credit Suisse Asset Management, LLC (CSAM)


Jo Ann Corkran, Managing Director and Co-Portfolio Manager
Leland E. Crabbe, Director and Co-Portfolio Manager
Suzanne E. Moran, Director and Co-Portfolio Manager

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND(1) AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX(2) FROM INCEPTION (3/31/94). (UNAUDITED)

[CHART]

                 CREDIT SUISSE   LEHMAN BROTHERS
                 INSTITUTIONAL         AGGREGATE
          FIXED INCOME FUND(1)     BOND INDEX(2)
                    $3,000,000        $3,000,000
 3/94               $3,000,000        $2,926,050
 4/94               $2,966,015        $2,902,671
 5/94               $2,974,020        $2,902,264
 6/94               $2,945,995        $2,895,850
 7/94               $2,992,799        $2,953,362
 8/94               $3,005,008        $2,957,024
 9/94               $2,961,967        $2,913,497
10/94               $2,949,608        $2,910,904
11/94               $2,943,411        $2,904,442
12/94               $2,951,956        $2,924,511
 1/95               $2,998,163        $2,982,387
 2/95               $3,061,190        $3,053,309
 3/95               $3,088,687        $3,072,056
 4/95               $3,131,312        $3,114,973
 5/95               $3,259,110        $3,235,522
 6/95               $3,282,544        $3,259,238
 7/95               $3,280,395        $3,251,970
 8/95               $3,323,500        $3,291,222
 9/95               $3,354,806        $3,323,245
10/95               $3,396,405        $3,366,447
11/95               $3,442,416        $3,416,877
12/95               $3,490,685        $3,464,815
 1/96               $3,526,867        $3,487,822
 2/96               $3,477,153        $3,427,203
 3/96               $3,450,757        $3,422,714
 4/96               $3,439,321        $3,384,243
 5/96               $3,439,302        $3,377,373
 6/96               $3,478,732        $3,422,731
 7/96               $3,495,005        $3,432,109
 8/96               $3,497,318        $3,426,343
 9/96               $3,559,096        $3,486,064
10/96               $3,634,717        $3,563,280
11/96               $3,698,554        $3,624,319
12/96               $3,680,118        $3,590,613
 1/97               $3,699,549        $3,601,601
 2/97               $3,726,248        $3,610,569
 3/97               $3,689,095        $3,570,563
 4/97               $3,728,405        $3,624,015
 5/97               $3,770,211        $3,658,262
 6/97               $3,820,751        $3,701,685
 7/97               $3,920,470        $3,801,520
 8/97               $3,900,544        $3,769,093
 9/97               $3,955,442        $3,824,687
10/97               $3,978,247        $3,880,183
11/97               $3,998,478        $3,898,032
12/97               $4,035,735        $3,937,285
 1/98               $4,090,594        $3,987,840
 2/98               $4,101,045        $3,984,849
 3/98               $4,127,356        $3,998,557
 4/98               $4,143,231        $4,019,429
 5/98               $4,169,647        $4,057,614
 6/98               $4,195,497        $4,091,982
 7/98               $4,214,224        $4,100,698
 8/98               $4,203,543        $4,167,416
 9/98               $4,265,645        $4,265,017
10/98               $4,249,357        $4,242,455
11/98               $4,314,432        $4,266,552
12/98               $4,333,695        $4,279,395
 1/99               $4,367,215        $4,309,949
 2/99               $4,305,839        $4,234,698
 3/99               $4,349,737        $4,258,158
 4/99               $4,394,881        $4,271,656
 5/99               $4,346,937        $4,234,237
 6/99               $4,331,808        $4,220,729
 7/99               $4,314,585        $4,202,749
 8/99               $4,303,106        $4,200,606
 9/99               $4,347,782        $4,249,375
10/99               $4,368,172        $4,265,055
11/99               $4,391,475        $4,264,756
12/99               $4,381,852        $4,244,200
 1/00               $4,369,939        $4,230,322
 2/00               $4,426,516        $4,281,466
 3/00               $4,464,804        $4,337,853
 4/00               $4,404,497        $4,325,447
 5/00               $4,392,420        $4,323,457
 6/00               $4,497,015        $4,413,385
 7/00               $4,527,655        $4,453,459
 8/00               $4,579,733        $4,517,989
 9/00               $4,607,723        $4,546,407
10/00               $4,610,838        $4,576,505
11/00               $4,648,091        $4,651,331
12/00               $4,761,347        $4,737,613
 1/01               $4,922,584        $4,815,073
 2/01               $4,941,547        $4,857,012
 3/01               $4,955,580        $4,881,394
 4/01               $4,955,592        $4,861,136
 5/01               $5,010,238        $4,890,449
 6/01               $5,015,720        $4,908,935
 7/01               $5,114,030        $5,018,699
 8/01               $5,176,352        $5,076,163
 9/01               $5,156,214        $5,135,300
10/01               $5,232,619        $5,242,782
11/01               $5,182,834        $5,170,484
12/01               $5,143,113        $5,137,651
 1/02               $5,163,873        $5,179,215
 2/02               $5,170,797        $5,229,402
 3/02               $5,115,780        $5,142,384
 4/02               $5,168,265        $5,242,095
 5/02               $5,182,012        $5,286,653
 6/02               $5,046,513        $5,332,383
 7/02               $4,928,935        $5,396,744
 8/02               $5,025,000        $5,487,841

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results on this page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2002

                                                                          INCEPTION
         1 YEAR               3 YEARS               5 YEARS                 TO DATE
         ------               -------               -------                 -------
         (2.92%)                5.31%                 5.20%                  6.32%

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                          INCEPTION
         1 YEAR               3 YEARS               5 YEARS                 TO DATE
         ------               -------               -------                 -------
         (2.15%)                5.08%                 4.99%                  6.30%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service. Investors cannot invest directly in an index.

                 CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2002

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
CORPORATE BONDS (46.9%)
AEROSPACE & DEFENSE (0.8%)
$   1,125  Lockheed Martin Corp., Bonds                              (BBB , Baa2)     12/01/29         8.500 $ 1,438,965
      301  Sequa Corp., Senior Notes                                  (BB- , Ba3)     08/01/09         9.000     285,475
      225  Sequa Corp., Series B, Senior Notes                        (BB- , Ba3)     04/01/08         8.875     214,875
      260  The Boeing Co., Debentures                                  (A+ , A2)      08/15/42         7.500     279,030
                                                                                                              ----------
                                                                                                               2,218,345
                                                                                                              ----------
APPAREL (0.1%)
      560  Levi Strauss & Co.                                        (BB- , Caa1)     11/01/06         7.000     422,800
                                                                                                              ----------
AUTOMOBILE MANUFACTURERS (2.7%)
      835  DaimlerChrysler NA Holding Corp., Company
             Guaranteed, Global Notes                                 (BBB+ , A3)     01/18/31         8.500     976,205
      250  Ford Motor Co., Unsecured Notes                           (BBB+ , Baa1)    07/16/31         7.450     218,171
    3,095  General Motors Corp., Global Bonds                         (BBB+ , A3)     05/01/28         6.750   2,781,932
    2,220  General Motors Corp., Global Notes                         (BBB+ , A3)     01/15/11         7.200   2,267,865
    1,200  General Motors Corp., Series MTN, Notes                    (BBB+ , A2)     05/16/05         5.250   1,204,631
                                                                                                              ----------
                                                                                                               7,448,804
                                                                                                              ----------
AUTOMOBILE PARTS & EQUIPMENT (0.3%)
      415  Collins & Aikman Products Corp., Company
             Guaranteed Notes (Callable 10/07/02 @ $103.83) &          (B , B2)       04/15/06        11.500      393,21
      460  Metaldyne Corp., Rule 144A, Private Placement,
             Senior Subordinated Notes
             (Callable 06/15/07 @ $105.50) ++                          (B , B3)       06/15/12        11.000     405,950
                                                                                                              ----------
                                                                                                                 799,163
                                                                                                              ----------
BANKING (0.1%)
      290  Sovereign Bancorp, Inc., Senior Notes                     (BBB- , Ba2)     11/15/06        10.500     323,350
                                                                                                              ----------
BANKS (0.9%)
      200  Bank of America Corp., Series MTN, Senior Notes            (A+ , Aa2)      03/01/04         5.750     209,214
    2,260  First Republic Bank, Subordinated Notes                    (BB+ , NR)      09/15/12         7.750   2,242,883
                                                                                                              ----------
                                                                                                               2,452,097
                                                                                                              ----------
BROADCAST/OUTDOOR (0.1%)
      180  Chancellor Media Corp., Company Guaranteed, Senior
             Subordinated Notes                                      (BBB- , Ba1)     11/01/08         8.000     182,925
                                                                                                              ----------
BUILDING MATERIALS (0.6%)
      360  Brand Scaffold Services, Senior Unsecured Notes
             (Callable 02/15/03 @ $105.12)                             (B- , B2)      02/15/08        10.250     361,800
      455  Building Materials Corp., Company Guaranteed                (B , B2)       12/01/08         8.000     366,275
      495  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                             (B- , B3)      06/15/09        13.000     477,675
      480  Nortek, Inc., Series B, Global Senior Subordinated
             Notes (Callable 06/15/06 @ $104.94)                       (B- , B3)      06/15/11         9.875     472,800
                                                                                                              ----------
                                                                                                               1,678,550
                                                                                                              ----------
CABLE (0.3%)
      115  Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96)+             (B- , B2)      04/01/11         9.920      55,775
       90  CSC Holdings, Inc., Senior Notes                           (BB+ , B1)      12/15/07         7.875      76,500
      238  DIVA Systems Corp., Series B, Senior Discount
             Notes (Callable 03/01/03 @ $106.31)+ [0]                  (NR , NR)      03/01/08          0.00      30,643
      255  James Cable Partners LP, Series B, Senior Notes
             (Callable10/11/02 @ $102.69)                             (NR , Caa2)     08/15/04        10.750     121,125



                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
CABLE -- (CONTINUED)
$     270  Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13         9.500  $  221,400
      195  Northland Cable Television, Company Guaranteed
             (Callable 11/15/02 @ $105.12)                            (B- , Caa1)     11/15/07        10.250     128,212
      180  Rogers Communications, Inc., Yankee Senior Notes
             (Callable 01/15/03 @ $101.52)                            (BB- , Ba2)     01/15/06         9.125     155,700
                                                                                                              ----------
                                                                                                                 789,355
                                                                                                              ----------
CHEMICALS (0.5%)
      425  Applied Extrusion Technologies, Inc., Series B,
             Company Guaranteed (Callable 07/01/06 @ $105.38)          (B , B2)       07/01/11        10.750     352,750
      465  Avecia Group PLC, Global Company Guaranteed
             (Callable 07/01/04 @ $105.50)                             (B- , B3)      07/01/09        11.000     455,700
      260  Mississippi Chemical Corp.                                  (B , B3)       11/15/17         7.250      89,700
      480  Scotts Co., Company Guaranteed
             (Callable 01/15/04 @ $104.31)                             (B+ , B2)      01/15/09         8.625     494,400
                                                                                                              ----------
                                                                                                               1,392,550
                                                                                                              ----------
COMMERCIAL SERVICES (0.2%)
      270  Iron Mountain, Inc., Company Guaranteed
             (Callable 04/01/06 @ $104.31)                             (B , B2)       04/01/13         8.625     276,075
      275  La Petite Academy, Inc., Series B, Company Guaranteed
             (Callable 05/15/03 @ $105.00)                             (CC , Ca)      05/15/08        10.000     150,219
                                                                                                              ----------
                                                                                                                 426,294
                                                                                                              ----------
COMPUTERS (0.1%)
      410  Unisys Corp., Senior Notes                                 (BB+ , Ba1)     01/15/05         7.250     403,850
                                                                                                              ----------
DIVERSIFIED FINANCIALS (6.1%)
      415  Armkel LLC, Global Senior Subordinated Notes
             (Callable 08/15/05 @ $104.75)                             (B- , B2)      08/15/09         9.500     440,938
    1,625  Boeing Capital Corp., Global Bonds                          (A+ , A3)      01/15/13         5.800   1,605,775
      285  Burlington Resources Finance Co., Yankee Company
             Guaranteed                                              (BBB+ , Baa1)    03/01/07         5.700     300,002
    1,385  Conseco Finance Trust III Bonds                             (CC , Ca)      04/01/27         8.796      10,388
      500  Ford Motor Credit Co., Global Bonds                        (BBB+ , A3)     02/01/11         7.375     486,392
      225  Ford Motor Credit Co., Global Notes                        (BBB+ , A3)     02/01/06         6.875     226,141
    4,100  Ford Motor Credit Co., Global Notes &                      (BBB+ , A3)     01/25/07         6.500   4,042,452
      780  Ford Motor Credit Co., Global Notes                        (BBB+ , A3)     10/28/09         7.375     764,480
      240  Ford Motor Credit Co., Global Notes                        (BBB+ , A3)     06/15/10         7.875     240,425
      100  General Motors Acceptance Corp., Global Notes              (BBB+ , A2)     01/15/06         6.750     103,490
      100  General Motors Acceptance Corp., Global Notes              (BBB+ , A2)     08/28/07         6.125     100,211
    1,400  General Motors Acceptance Corp., Global Notes              (BBB+ , A2)     09/15/11         6.875   1,397,050
      765  Household Finance Corp., Global Notes                        (A, A2)       05/09/05         8.000     822,838
      125  International Lease Finance Corp., Notes                   (AA- , A1)      01/15/03         5.750     126,285
      580  PCA LLC/PCA Finance Corp.,
             Rule 144A, Private Placement ++                           (B- , B3)      08/01/09        11.875     582,900
    3,240  Verizon Global Funding Corp., Global Notes                  (A+ , A1)      06/15/12         6.875   3,142,256
    1,960  Verizon Global Funding Corp., Global Notes                  (A+ , A1)      12/01/30         7.750   1,861,739
      620  Verizon Global Funding Corp., Global Notes                  (A+ , A1)      06/15/32         7.750     585,232
                                                                                                              ----------
                                                                                                              16,838,994
                                                                                                              ----------
ELECTRIC (3.5%)
      555  Calpine Corp., Senior Notes                                 (B+ , B1)      08/15/10         8.625     302,475
    1,695  Calpine Corp., Senior Notes &                               (B+ , B1)      02/15/11         8.500     898,350



                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
ELECTRIC -- (CONTINUED)
$   1,005  Cilcorp, Inc., Bonds                                      (BB+ , Baa2)     10/15/29         9.375  $  954,757
      525  CMS Energy Corp., Senior Notes                              (B+ , B3)      01/15/09         7.500     399,559
      355  CMS Energy Corp., Series B, Senior Notes                    (B+ , B3)      01/15/04         6.750     294,755
      850  Dominion Resources, Inc., Notes                           (BBB+ , Baa1)    01/31/03         6.000     859,573
    1,140  Dominion Resources, Inc., Notes                           (BBB+ , Baa1)    06/30/12         6.250   1,194,399
      725  Energy East Corp., Notes                                  (BBB , Baa2)     06/15/12         6.750     778,285
    1,215  PG&E National Energy Group, Global Senior Notes           (BBB , Baa2)     05/16/11        10.375     455,625
    1,655  Progress Energy, Inc., Senior Notes                       (BBB , Baa1)     03/01/06         6.750   1,764,202
    1,675  PSEG Power LLC, Global Company Guaranteed                 (BBB , Baa1)     04/15/06         6.875   1,664,156
                                                                                                              ----------
                                                                                                               9,566,136
                                                                                                              ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
      165  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 10/07/02 @ $105.38)                            (B- , Caa1)     11/15/06        10.750     152,625
                                                                                                              ----------
ELECTRONICS (0.4%)
      350  Fisher Scientific International, Senior
             Subordinated Notes (Callable 02/01/03 @ $104.50)          (B , B3)       02/01/08         9.000     364,000
      595  Flextronics International, Ltd., Yankee
             Senior Subordinated Notes
             (Callable 07/01/05 @ $104.94)+ &                         (BB- , Ba2)     07/01/10         9.875     618,800
                                                                                                              ----------
                                                                                                                 982,800
                                                                                                              ----------
ENVIRONMENTAL CONTROL (1.3%)
      310  Allied Waste North America, Series B, Company
             Guaranteed (Callable 08/01/04 @ $105.00)                  (B+ , B2)      08/01/09        10.000     306,900
      240  Allied Waste North America, Series B, Company
             Guaranteed, Senior Subordinated Notes (Callable
             01/01/04 @ $103.94)                                      (BB- , Ba3)     01/01/09         7.875     235,200
      945  Allied Waste North America, Series B, Global
             Company Guaranteed                                       (BB- , Ba3)     04/01/08         8.875     954,450
    1,390  Waste Management, Inc., Rule144A, Private
             Placements, Bonds ++                                     (BBB , Ba1)     05/15/32         7.750   1,365,264
      750  Waste Management, Inc., Senior Notes                       (BBB , Ba1)     08/01/10         7.375     764,671
                                                                                                              ----------
                                                                                                               3,626,485
                                                                                                              ----------
FINANCE (0.2%)
      450  Countrywide Home Loans, Inc., Global Company
             Guaranteed                                                 (A, A3)       06/15/04         6.850     475,039
                                                                                                              ----------
FOOD (2.0%)
      515  Archibald Candy Corp., Company Guaranteed, Senior
             Secured Notes (Callable 10/11/02 @ $102.56) [0]          (NR , Caa2)     07/01/04        10.250     270,375
      420  Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 07/01/03 @ $106.38)                     (CCC , Caa3)     07/01/08         8.750     246,750
      505  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/11         6.750     556,801
      640  ConAgra Foods, Inc., Notes                                (BBB+ , Baa1)    09/15/30         8.250     798,763
      210  Fleming Companies, Inc., Company Guaranteed
             (Callable 06/15/06 @ $104.62) &                          (BB- , Ba3)     06/15/10         9.250     203,700
      110  Fleming Companies, Inc., Global Company Guaranteed
             (Callable 04/01/05 @ $105.06) &                          (BB- , Ba3)     04/01/08        10.125     108,900
    1,235  Kraft Foods, Inc., Global Notes                             (A- , A2)      06/01/12         6.250   1,347,263
      505  Land O' Lakes, Inc., Global Senior Notes
             (Callable 11/15/06 @ $104.38)                            (BB , Ba3)      11/15/11         8.750     325,725
      250  Safeway, Inc., Notes                                      (BBB , Baa2)     09/15/09         7.500     289,228


                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
FOOD -- (CONTINUED)
$     700  Safeway, Inc., Debentures                                 (BBB , Baa2)     02/01/31         7.250  $  778,864
      350  Stater Brothers Holdings, Inc., Senior Notes
             (Callable 08/15/03 @ $105.38)                             (B- , B2)      08/15/06        10.750     364,000
      300  Tyson Foods, Inc., Global Notes ++                        (BBB , Baa3)     10/01/04         6.625     316,785
                                                                                                              ----------
                                                                                                               5,607,154
                                                                                                              ----------
FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
       90  Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                             (B- , B3)      09/01/09        12.000      97,200
                                                                                                              ----------
FOREST PRODUCTS, PAPER (0.3%)
      470  Appleton Papers, Inc., Series B, Global Company
             Guaranteed, (Callable 12/15/05 @ $106.25)                 (B+ , B3)      12/15/08        12.500     488,800
      400  Georgia-Pacific Corp., Notes                              (BBB- , Ba1)     05/15/31         8.875     324,860
                                                                                                              ----------
                                                                                                                 813,660
                                                                                                              ----------
GAMING (1.5%)
       80  Ameristar Casinos, Inc., Company Guaranteed
             (Callable 02/15/06 @ $105.38)                             (B- , B3)      02/15/09        10.750      87,000
      385  Argosy Gaming Co., Company Guaranteed
             (Callable 06/01/04 @ $105.38)                             (B+ , B2)      06/01/09        10.750     420,612
      390  Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/03 @ $104.44)                            (B+ , Ba3)      05/15/07         8.875     393,900
      235  Circus Circus Enterprises, Inc., Senior Subordinated
             Notes (Callable 12/01/02 @ $104.63)                      (BB- , Ba3)     12/01/05         9.250     242,050
      365  Horseshoe Gaming Holding Corp., Series B, Company
             Guaranteed (Callable 05/15/04 @ $104.31)                  (B+ , B2)      05/15/09         8.625     380,512
      225  Isle of Capri Casinos, Inc., Company Guaranteed
             (Callable 04/15/04 @ $104.38)                             (B , B2)       04/15/09         8.750     227,531
      450  Majestic Investor Holdings LLC, Rule144A, Private
             Placement, Company Guaranteed
             (Callable 11/30/05 @ $105.83) ++                          (B , B2)       11/30/07        11.653     416,250
      325  MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)     06/01/07         9.750     352,625
       80  Mohegan Tribal Gaming, Global Senior Subordinated
             Notes (Callable 07/01/06 @ $104.19)                      (BB- , Ba3)     07/01/11         8.375      81,800
    1,210  Park Place Entertainment Corp., Senior
             Subordinated Notes                                       (BB+ , Ba2)     12/15/05         7.875   1,228,150
      495  Penn National Gaming, Inc., Company Guaranteed
             (Callable 03/15/06 @ $104.44)                             (B- , B3)      03/15/10         8.875     492,525
                                                                                                              ----------
                                                                                                               4,322,955
                                                                                                              ----------
GAS (0.7%)
    1,605  Key Span Corp., Senior Notes                                 (A, A3)       11/15/30         8.000   1,960,785
                                                                                                              ----------
HEALTHCARE FACILITIES/SUPPLIES (0.2%)
      430  Baxter International, Inc., Notes                            (A, A3)       05/01/07         5.250     445,665
      280  Extendicare Health Services, Inc., Company Guaranteed
             (Callable 12/15/02 @ $104.68)                            (CCC+ , B3)     12/15/07         9.350     253,400
                                                                                                              ----------
                                                                                                                 699,065
                                                                                                              ----------
HEALTHCARE SERVICES (0.9%)
       20  HCA - The Healthcare Co.                                  (BBB- , Ba1)     09/01/10         8.750      22,830
      665  HCA, Inc., Notes                                          (BBB- , Ba1)     06/15/05         6.910     695,383
    1,600  HCA, Inc., Notes                                          (BBB- , Ba1)     07/01/07         7.000   1,684,731



                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
HEALTHCARE SERVICES -- (CONTINUED)
$     415  Magellan Health Services, Inc., Senior Subordinated Notes
             (Callable 02/15/03 @ $104.50)                           (CCC , Caa1)     02/15/08         9.000  $  122,425
                                                                                                              ----------
                                                                                                               2,525,369
                                                                                                              ----------
HOLDING COMPANIES (0.2%)
      430  Werner Holding Co., Inc., Series A, Company Guaranteed
             (Callable 11/15/02 @ $105.00)                             (B- , B2)      11/15/07        10.000    $432,150
                                                                                                              ----------
HOME BUILDERS (0.2%)
      225  KB Home, Senior Subordinated Notes
             (Callable 02/15/06 @ $104.75)                            (BB- , Ba3)     02/15/11         9.500     228,938
      220  Ryland Group, Senior Notes
             (Callable 09/01/05 @ $104.88)                            (BB+ , Ba2)     09/01/10         9.750     232,100
                                                                                                              ----------
                                                                                                                 461,038
                                                                                                              ----------
HOTELS, RESTAURANTS & LEISURE (0.2%)
      495  Prime Hospitality Corp., Series B, Global Senior
             Subordinated Notes (Callable 05/01/07 @ $104.19)          (B+ , B1)      05/01/12         8.375     475,200
                                                                                                              ----------
IRON & STEEL (0.2%)
      530  AK Steel Corp., Company Guaranteed
             (Callable 02/15/04 @ $103.94)                             (BB , B1)      02/15/09         7.875     532,650
                                                                                                              ----------
LODGING (2.3%)
      480  Hard Rock Hotel, Inc., Series B, Senior Subordinated
             Notes (Callable 10/07/02 @ $104.62)                      (B- , Caa2)     04/01/05         9.250     475,200
    1,115  Hilton Hotels Corp., Notes                                (BBB- , Ba1)     02/15/11         8.250   1,124,660
      825  ITT Corp.                                                 (BBB- , Ba1)     11/15/05         6.750     805,056
      445  Riviera Holdings Corp., Rule 144A,
             Private Placement, Company Guaranteed
             (Callable 06/15/06 @ $105.50) ++                          (B+ , B2)      06/15/10        11.000     416,631
    1,920  Starwood Hotels & Resorts Worldwide, Inc.,
             Rule 144A, Private Placement, Notes [0] ++              (BBB- , Ba1)     05/01/07         7.375   1,886,400
      500  Station Casinos, Inc., Senior Subordinated Notes
             (Callable 07/01/05 @ $103.70)                             (B+ , B2)      07/01/10         9.875     536,250
      465  Sun International Hotels, Ltd., Global Company
             Guaranteed (Callable 08/15/06 @ $104.44)                  (B+ , B2)      08/15/11         8.875     469,069
      780  Windsor Woodmont Black Hawk, Series B,
             First Mortgage (Callable 10/07/02 @ $113)                 (CC , NR)      03/15/05        13.000     588,900
                                                                                                              ----------
                                                                                                               6,302,166
                                                                                                              ----------
MEDIA (3.7%)
    1,985  AOL Time Warner, Inc., Global Bonds                       (BBB+ , Baa1)    04/15/31         7.625   1,661,028
    1,930  AOL Time Warner, Inc., Global Notes                       (BBB+ , Baa1)    05/01/07         6.150   1,766,745
       50  AOL Time Warner, Inc., Global Notes                       (BBB+ , Baa1)    05/01/12         6.875      45,139
      680  Charter Communications Holdings LLC,
             Global Senior Notes                                       (B+ , B2)      10/01/09        10.750     479,400
      695  Charter Communications Holdings LLC,
             Global Senior Notes                                       (B- , B2)      11/15/09         9.625     486,500
      515  Charter Communications Holdings LLC, Senior Notes
             (Callable 04/01/04 @ $104.31)                             (B- , B2)      04/01/09         8.625     357,925
      775  Clear Channel Communications, Inc.,
             Global Senior Notes                                     (BBB- , Baa3)    11/01/06         6.000     747,976
      485  Coaxial Communications/Phoenix, Company
             Guaranteed, Senior Notes (Callable 10/07/02 @ $105.00)     (B , B3)      08/15/06        10.000     417,100
      535  Comcast Cable Communications, Inc., Senior Notes &         (BBB , Baa2)    01/30/11         6.750     492,449

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
MEDIA-- (CONTINUED)
$      65  CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , B1)      07/15/09         8.125    $ 55,250
      520  CSC Holdings, Inc., Series B, Senior Notes                 (BB+ , Ba2)     04/01/11         7.625     436,800
      150  Echostar DBS Corp., Senior Notes
             (Callable 02/01/03 @ $104.63)                             (B+ , B1)      02/01/06         9.250     150,000
      610  News America Holdings, Inc., Company Guaranteed           (BBB- , Baa3)    02/01/13         9.250     681,179
      700  News America Holdings, Inc., Debentures                   (BBB- , Baa3)    08/10/18         8.250     693,752
       65  Salem Communications Corp., Series B, Company
             Guaranteed (Callable 10/07/02 @ $104.75)                  (B- , B3)      10/01/07         9.500      66,787
      545  Viacom, Inc., Global Company Guaranteed                     (A- , A3)      08/15/12         5.625     547,387
    1,015  Walt Disney Co., Global Notes                               (A- , A3)      03/01/12         6.375   1,048,424
       30  Young Broadcasting, Inc., Global Company
             Guaranteed (Callable 03/01/06 @ $105.00)                  (B- , B2)      03/01/11        10.000      27,600
                                                                                                              ----------
                                                                                                              10,161,441
                                                                                                              ----------
METAL FABRICATE/HARDWARE (0.0%)
      165  Gulf States Steel, Inc., First Mortgage
             (Callable 04/15/03 @ $100.00) [0]                        (NR , Caa3)     04/15/03        13.500       1,238
                                                                                                              ----------
METALS & MINING (0.2%)
      485  Alltrista Corp., Rule144A, Private Placement,
             Senior Subordinated Notes
             (Callable 05/01/07 @ $104.87) ++                          (B- , B3)      05/01/12         9.750     472,875
                                                                                                              ----------
OIL & GAS (4.1%)
      360  Abraxas Petroleum Corp., Series B, Company Guaranteed     (CCC- , B3)      03/15/03        12.875     358,200
    2,280  Conoco Funding Co., Global Company Guaranteed               (A- , A3)      10/15/31         7.250   2,622,807
      410  Consolidated Natural Gas Co., Debentures
             (Putable 10/15/06 @ $100.00)                             (BBB+ , A3)     10/15/26         6.875     450,749
      640  Devon Energy Corp., Debentures                            (BBB , Baa2)     04/15/32         7.950     746,523
      590  Devon Financing Corp. ULC, Global Company Guaranteed      (BBB , Baa2)     09/30/11         6.875     643,806
    1,500  Enterprise Products Partners LP, Company Guaranteed       (BBB , Baa2)     02/01/11         7.500   1,637,929
      350  Forest Oil Corp., Global Company Guaranteed
             (Callable 05/01/07 @ $103.88)                            (BB , Ba3)      05/01/14         7.750     343,875
      150  Mission Resources Corp., Series C, Global Company
             Guaranteed (Callable 10/07/02 @ $105.44)                 (B- , Caa1)     04/01/07        10.875     108,750
      390  Ocean Energy, Inc., Series B, Company Guaranteed
             (Callable 07/01/03 @ $104.19)                            (BB+ , Ba1)     07/01/08         8.375     411,450
      145  Parker Drilling Co., Rule 144A, Private Placement,
             Company Guaranteed (Callable 11/15/04 @ $105.06) ++       (B+ , B1)      11/15/09        10.125     145,725
    1,615  Petronas Capital Ltd., Rule144A, Private Placement,
             Company Guaranteed ++                                   (BBB+ , Baa1)    05/22/22         7.875   1,733,570
      630  Tesoro Petroleum Corp., Rule144A, Private Placement,
             Senior Subordinated Notes
             (Callable 04/01/07 @ $104.81) ++  &                       (B+ , B2)      04/01/12         9.625     466,200
    1,560  Union Pacific Res. Group, Inc., Debentures                (BBB+ , Baa1)    10/15/26         7.500   1,725,084
                                                                                                              ----------
                                                                                                              11,394,668
                                                                                                              ----------
PACKAGING & CONTAINERS (0.9%)
      550  Crown Packaging, Ltd., Yankee Senior Discount Notes
             (Callable 08/01/03 @ $102.00) [0]                         (NR , Ca)      08/01/06        14.000          55
      450  Four M Corp., Series B, Senior Secured Notes
             (Callable 10/07/02 @ $104.00) &                            (B , B3)      06/01/06        12.000     461,250
      420  Owens-Brockway Glass Containers, Global Company
             Guaranteed (Callable 02/15/06 @ $104.44)                  (BB , B2)      02/15/09         8.875     433,650
      475  Owens-Illinois, Inc., Senior Notes                          (B+ , B3)      05/15/08         7.350     422,750

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
PACKAGING & CONTAINERS -- (CONTINUED)
$     470  Packaged Ice, Inc., Series B, Company Guaranteed
             (Callable 10/07/02 @ $104.88) &                          (B- , Caa3)     02/01/05         9.750  $  397,150
      640  Stone Container Corp., Rule 144A, Private Placement,
             Senior Notes (Callable 07/01/07 @ $104.19) ++             (B , B2)       07/01/12         8.375     649,600
                                                                                                              ----------
                                                                                                               2,364,455
                                                                                                              ----------
PHARMACEUTICALS (0.0%)
       40  NBTY, Inc., Series B, Senior Subordinated Notes
             (Callable 10/07/02 @ $104.31)                             (B+ , B1)      09/15/07         8.625      40,200
                                                                                                              ----------
PIPELINES (0.7%)
      310  Duke Energy Field Services LLC, Notes                     (BBB , Baa2)     08/16/05         7.500     316,285
      440  Western Gas Resources, Inc., Company Guaranteed
             (Callable 06/15/04 @ $105.00)                            (BB- , Ba3)     06/15/09        10.000     464,200
      860  Williams Companies, Inc., Notes                             (B , B1)       09/01/21         7.875     520,300
    1,175  Williams Companies, Inc., Notes                             (B , B1)       06/15/31         7.750     699,125
                                                                                                              ----------
                                                                                                               1,999,910
                                                                                                              ----------
REAL ESTATE (0.3%)
      775  EOP Operating LP, Senior Notes                           (BBB+ ,  Baa1)    02/15/05         6.625     825,361
                                                                                                              ----------
REAL ESTATE INVESTMENT TRUST (0.1%)
      340  Meristar Hospitality Corp., Global Company
             Guaranteed                                                (B+ , B1)      01/15/08         9.000     324,700
                                                                                                              ----------
RETAIL (1.4%)
      735  Federated Department Stores, Inc., Debentures             (BBB+ , Baa1)    02/15/28         7.000     754,073
      720  Federated Department Stores, Inc., Senior Notes           (BBB+ , Baa1)    04/01/11         6.625     766,889
      375  Hockey Co. & Sport Maska, Inc., Rule144A,
             Private Placement, Units
             (Callable 04/15/06 @ $105.62) ++                          (NR , NR)      04/15/09        11.250     354,375
       70  Kmart Corp., Series 1995, Class K2, Pass Through
             Certificates [0]                                         (D , Caa2)      01/05/20         9.780      28,035
      904  Kmart Corp., Series 1995, Class K3, Pass Through
             Certificates (Callable 06/29/07 @ $100.00) [0]           (D , Caa2)      01/02/15         8.540     344,016
      580  Leslie's Poolmart, Senior Notes
             (Callable 10/24/02 @ $102.59)                             (B- , B3)      07/15/04        10.375     545,200
      620  Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 09/15/04 @ $105.50)                             (B+ , B2)      09/15/09        11.000     610,700
      370  Yum! Brands, Inc., Senior Notes                            (BB , Ba1)      07/01/12         7.700     378,325
                                                                                                              ----------
                                                                                                               3,781,613
                                                                                                              ----------
SECONDARY OIL & GAS PRODUCERS (0.9%)
      725  Chesapeake Energy Corp., Global Company
             Guaranteed, Senior Notes
             (Callable 04/01/06 @ $104.06)                             (B+ , B1)      04/01/11         8.125     714,125
      520  Denbury Management, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 03/01/03 @ $104.50)                             (B , B3)       03/01/08         9.000     516,100
      500  Magnum Hunter Resources, Inc., Company Guaranteed
             (Callable 10/11/02 @ $105.00)                             (B , B2)       06/01/07        10.000     507,500
      485  Seagull Energy Corp., Senior Notes                        (BBB- , Baa3)    08/01/03         7.875     493,487
      350  Southwest Royalties, Inc., Company Guaranteed
             (Callable 09/03/02 @ $100.00)                             (NR , NR)      06/30/04        10.500     349,563
                                                                                                              ----------
                                                                                                               2,580,775
                                                                                                              ----------

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
SUPERNATIONAL (0.1%)
$     300  Petronas Capital Ltd., Rule 144A, Private
             Placement, Company Guaranteed ++                        (BBB+ , Baa1)    05/22/22         7.875  $  322,025
                                                                                                              ----------
TELECOMMUNICATIONS (5.9%)
      475  Alamosa PCS Holdings, Inc., Company Guaranteed
             (Callable 02/15/05 @ $106.44)+                          (CCC , Caa1)     02/15/10        12.875      68,875
       10  AT&T Corp., Global Notes                                  (BBB+ , Baa2)    03/15/04         5.625       9,804
      385  AT&T Corp., Global Notes                                  (BBB+ , Baa2)    03/15/09         6.000     339,329
      445  AT&T Corp., Global Notes                                  (BBB+ , Baa2)    03/15/29         6.500     352,709
    2,000  AT&T Corp., Global Senior Notes                           (BBB+ , Baa2)    11/15/11         7.300   1,893,700
    2,310  AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)     05/01/07         7.500   2,035,098
      520  AT&T Wireless Services, Inc., Global Senior Notes         (BBB , Baa2)     03/01/31         8.750     401,432
      880  AT&T Wireless Services, Inc., Senior Notes                (BBB , Baa2)     03/01/11         7.875     749,310
    1,160  Citizens Communications Co., Global Senior Notes          (BBB , Baa2)     08/15/08         7.625   1,022,201
    1,580  Citizens Communications Co., Notes                        (BBB , Baa2)     05/15/06         8.500   1,423,299
    1,515  Cox Communications, Inc.                                  (BBB , Baa2)     11/01/10         7.750   1,527,935
    3,085  Global Crossing Holdings, Ltd.,  Yankee Company
             Guaranteed (Callable 11/01/04 @ $104.75) [0]              (NR , Ca)      11/15/09         9.500      50,131
      230  Insight Midwest, Global Senior Notes
             (Callable 11/01/05 @ $105.25)                             (B+ , B1)      11/01/10        10.500     208,150
      140  Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.88)                             (B+ , B2)      10/01/09         9.750     125,300
      228  Level 3 Communications, Inc., Senior Notes
             (Callable 05/01/03 @ $104.563) &                         (CC , Caa3)     05/01/08         9.125     137,940
      420  Lucent Technologies, Inc., Notes &                          (B+ , B2)      07/15/06         7.250     266,700
    1,160  Nextel Communications, Inc., Senior Notes
             (Callable 11/15/04 @ $104.688) &                          (B , B1)       11/15/09         9.375     910,600
      240  Nextlink Communications, Senior Discount Notes
             (Callable 04/15/03 @ $104.72)+, [0]                       (NR , Ca)      04/15/08          9.45       3,600
    2,585  Nextlink Communications, Senior Discount Notes
             (Callable 12/01/04 @ $106.06)+ [0]                        (NR , Ca)      12/01/09         12.12      38,775
    2,660  Nextlink Communications, Senior Notes
             (Callable 12/01/04 @ $105.25)+ [0]                        (NR , Ca)      12/01/09        10.500      39,900
      100  Rogers Wireless Communications, Inc., Global Secured       (BB+ , Ba3)     05/01/11         9.625      69,500
      470  SBC Communications, Inc., Global Notes                     (AA- , Aa3)     08/15/12         5.875     478,301
    1,110  Sprint Capital Corp., Global Company Guaranteed           (BBB- , Baa3)    01/15/07         6.000     917,612
      850  Sprint Capital Corp., Global Company Guaranteed           (BBB- , Baa3)    11/15/28         6.875     609,877
    2,950  Sprint Capital Corp., Global Notes &                      (BBB- , Baa3)    03/15/12         8.375   2,546,346
                                                                                                              ----------
                                                                                                              16,226,424
                                                                                                              ----------
TEXTILES (0.1%)
       45  Simmons Co., Series B, Senior Subordinated Notes
             (Callable 03/15/04 @ $105.12)                             (B- , B3)      03/15/09        10.250      48,038
      330  Westpoint Stevens, Inc., Senior Notes                      (CCC+ , Ca)     06/15/05         7.875     169,950
                                                                                                              ----------
                                                                                                                 217,988
                                                                                                              ----------
WIRELESS (1.5%)
      145  ALLTEL Corp., Global Senior Notes                           (NR , A2)      07/01/12         7.000     153,579
      915  ALLTEL Corp., Global Senior Notes                            (A, A2)       07/01/32         7.875     977,791
    1,240  Orange PLC, Yankee Senior Notes
             (Callable 06/01/04 @ $104.50)                          (BBB- , Baa3)     06/01/09         9.000   1,247,043
      417  TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/04 @ $105.81)+       (BBB , Baa2)     04/15/09        11.625     337,770
      225  U.S. Unwired, Inc., Series B, Company Guaranteed
             (Callable 11/01/04 @ $106.69)+                           (CCC+ , B3)     11/01/09        13.375      52,875

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
$   1,064  Voicestream Wireless Corp., Senior Discount Notes
             (Callable 11/15/04 @ $105.94)+                          (BBB+ , Baa2)    11/15/09        11.875 $   856,520
      619  Voicestream Wireless Corp., Senior Notes
             (Callable 11/15/04 @ $105.19)                           (BBB+ , Baa2)    11/15/09        10.375     622,095
                                                                                                             -----------
                                                                                                               4,247,673
                                                                                                             -----------
TOTAL CORPORATE BONDS (Cost $143,077,570)                                                                    129,370,900
                                                                                                             -----------
ASSET BACKED SECURITIES (1.9%)
    1,875  Conseco Finance, Series 2000-D, Class A4                   (AAA , Aaa)     12/15/25         8.170   1,997,242
      880  Contimortgage Home Equity Loan Trust,
             Series 1996-4, Class A8                                 (AAA , A aa)     01/15/28         7.220     895,038
      283  Green Tree Recreational, Equipment and Consumer
             Trust, Series 1997-C, Class A1                           (AAA , NR)      02/15/18         6.490     288,516
      432  Korea Asset Funding, Ltd., Series 2000-1A, Class 15         (NR , NR)      02/10/09         3.710     433,035
    1,580  MMCA Automobile Trust, Series 2002-2, Class A3             (AAA , Aaa)     07/17/06         3.670   1,603,700
                                                                                                             -----------
TOTAL ASSET BACKED SECURITIES (Cost $5,118,175)                                                                5,217,531
                                                                                                             -----------
MORTGAGE-BACKED SECURITIES (42.4%)
    2,104  Carousel Center Finance, Inc., Series 1, Class C           (BBB+ , NR)     09/15/07         7.527   2,123,666
        4  Fannie Mae, Series 1991-165 Class M                        (AAA , Aaa)     12/25/21         8.250       3,907
    7,507  Fannie Mae Pool, 650077                                    (AAA , Aaa)     07/01/32         7.500   7,907,897
      328  Fannie Mae Pool #077774                                    (AAA , Aaa)     01/01/10        10.000     364,308
       24  Fannie Mae Pool #124032                                    (AAA , Aaa)     02/01/05        10.000      24,643
       26  Fannie Mae Pool #531072                                    (AAA , Aaa)     01/01/30         6.000      26,430
    2,828  Fannie Mae Pool #535101                                    (AAA , Aaa)     08/01/13         6.500   2,969,014
      552  Fannie Mae Pool #588970                                    (AAA , Aaa)     06/01/31         7.000     575,704
    6,010  Fannie Mae TBA                                             (AAA , Aaa)     09/01/17         6.500   6,274,813
   12,970  Fannie Mae TBA                                             (AAA , Aaa)     09/01/32         6.000  13,225,379
   11,440  Fannie Mae TBA                                             (AAA , Aaa)     09/01/32         6.500  11,811,800
   21,900  Fannie Mae TBA                                             (AAA , Aaa)     09/01/32         7.000  22,810,164
    5,600  Fannie Mae TBA                                             (AAA , Aaa)     09/01/32         7.500   5,892,264
   22,715  Fannie Mae TBA                                             (AAA , Aaa)     09/01/32         8.000  24,212,827
       69  Freddie Mac, Series Gold                                   (AAA , Aaa)     12/01/09         7.000      72,878
        0  Ginnie Mae Pool #002938(1)                                 (AAA , Aaa)     09/15/03         6.500         451
        0  Ginnie Mae Pool #003322(1)                                 (AAA , Aaa)     11/15/04         9.000         125
        0  Ginnie Mae Pool #003766(1)                                 (AAA , Aaa)     08/15/04         8.250          33
        0  Ginnie Mae Pool #004923(1)                                 (AAA , Aaa)     12/15/04         9.000         132
        0  Ginnie Mae Pool #009827(1)                                 (AAA , Aaa)     04/15/06         8.250         186
        1  Ginnie Mae Pool #112986                                    (AAA , Aaa)     07/15/14        13.500         845
        8  Ginnie Mae Pool #186563                                    (AAA , Aaa)     12/15/16         9.000       9,290
       32  Ginnie Mae Pool #210216                                    (AAA , Aaa)     04/15/17         8.000      34,507
      183  Ginnie Mae Pool #312635                                    (AAA , Aaa)     08/15/21         9.000     203,762
    7,350  Ginnie Mae Pool #508483                                    (AAA , Aaa)     05/15/31         7.000   7,700,816
      675  Ginnie Mae Pool #545822                                    (AAA , Aaa)     06/15/31         7.500     713,928
    2,543  Ginnie Mae Pool #559037                                    (AAA , Aaa)     07/15/31         7.000   2,664,171
    2,085  Ginnie Mae Pool TBA                                        (AAA , Aaa)     09/01/32         7.000   2,180,118
      491  GMAC Commercial Mortgage Securities, Inc.,
             Series 1997-C1, Class A2                                 (NR , Aaa)      07/15/29         6.853     522,612

                 See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)   MATURITY         RATE%     VALUE
 -------                                                           ---------------   --------         -----  -----------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$     355  Option One Mortgage Securities Corp.,
             Series 1999-2, Class CTFS6                                (NR , NR)      06/26/29         9.660  $  344,929
    1,050  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class B                                 (NR , Aa1)      03/25/22         7.491   1,149,020
    1,300  Salomon Brothers Mortgage Securities VII,
             Series 1997-TZH, Class D                                  (NR , A2)      03/25/22         7.902   1,406,032
      775  UCFC Home Equity Loan Trust, Series 1996-B1,
             Class A7                                                 (AAA , Aaa)     09/15/27         8.200     806,196
      820  UCFC Home Equity Loan Trust, Series 1998-A,
             Class A7                                                 (AAA , Aaa)     07/15/29         6.870     879,403
                                                                                                             -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $116,127,897)                                                         116,912,250
                                                                                                             -----------
FOREIGN BONDS (3.8%)
BANKS (0.7%)
    1,800  Royal Bank of Scotland Group PLC, Series 3,
             Perpetual Global Bonds (Callable 12/31/05 @ $100.00)
             (United Kingdom)                                          (A- , A1)      11/29/49         7.816   2,007,722
                                                                                                             -----------
FOREIGN GOVERNMENT BONDS (0.5%)
    1,495  Republic of Philippines, Series B, Restructured
             Debt, Foreign Government Guaranteed
             (Callable 06/03/02 @ $100.00) (Philippines)              (BB+ , Ba1)     12/01/17         6.500   1,389,342
                                                                                                             -----------
REAL ESTATE (0.1%)
      195  Intrawest Corp., Yankee Senior Notes
             (Callable 02/01/05 @ $105.25) (Canada) &                  (B+ , B1)      02/01/10        10.500     202,800
                                                                                                             -----------
SOVEREIGN (0.8%)
      895  Ministry Finance of Russia                                 (BB- , B3)      05/14/08         3.000     604,125
    2,030  Russian Federation, Rule 144A, Private Placement,
             Unsubordinated Notes (Russia)+  ++                        (B+ , B1)      03/31/30         5.000   1,423,538
                                                                                                             -----------
                                                                                                               2,027,663
                                                                                                             -----------
TELECOMMUNICATIONS (1.7%)
    2,345  British Telecommunications PLC, Global Bonds
             (United Kingdom)                                         (A- , Baa1)     12/15/30         8.875   2,765,667
      670  Orange PLC, Yankee Senior Notes (United Kingdom)          (BBB- , Baa3)    06/01/06         8.750     672,868
      305  Rogers Wireless Telecommunications, Yankee Senior
             Subordinated Notes (Callable10/07/02 @ $104.40)
             (Canada)                                                 (BB- , B2)      10/01/07         8.800     138,775
    1,030  TELUS Corp., Yankee Notes (Canada)                        (BBB+ , Ba1)     06/01/07         7.500     818,850
      500  TELUS Corp., Yankee Notes (Canada)                         (BBB , Ba1)     06/01/11         8.000     387,500
                                                                                                             -----------
                                                                                                               4,783,660
                                                                                                             -----------
TOTAL FOREIGN BONDS (Cost $10,209,580)                                                                        10,411,187
                                                                                                             -----------
UNITED STATES TREASURY OBLIGATIONS (3.0%)
      775  United States Treasury Bills ++++                          (AAA , Aaa)     02/13/03         0.010     769,315
      210  United States Treasury Bonds                               (AAA , Aaa)     02/15/31         5.375     224,036
      170  United States Treasury Notes &                             (AAA , Aaa)     08/15/07         3.250     170,372
    4,330  United States Treasury Notes(2)                            (AAA , Aaa)     01/15/10         4.250   4,892,656
    2,106  United States Treasury Notes(2)                            (AAA , Aaa)     07/15/12         3.000   2,216,007
                                                                                                             -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,972,763)                                                     8,272,386
                                                                                                             -----------

                 See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                       VALUE
---------                                                                                                   ------------
COMMON STOCKS (0.0%)
HOME BUILDERS (0.0%)
      328  Capital Pacific Holdings, Inc.*                                                                      $  1,337
                                                                                                            ------------
PAPER & FOREST PRODUCTS (0.0%)
   45,544  Crown Packaging Enterprises, Ltd.*                                                                        455
                                                                                                            ------------
SECONDARY OIL & GAS PRODUCERS (0.0%)
    5,252  Southwest Royalties, Inc., Class A* (##) ^                                                             79,463
                                                                                                            ------------
TELECOMMUNICATIONS (0.0%)
   61,450  Arch Wireless, Inc.*                                                                                      310
                                                                                                            ------------
TOTAL COMMON STOCKS (Cost $908,824)                                                                               81,565
                                                                                                            ------------
PREFERRED STOCK (0.5%)
TELECOMMUNICATIONS (0.5%)
    1,535  Centaur Funding Corp. (Cost $1,697,504)                                                             1,482,715
                                                                                                            ------------
WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
      240  Dayton Superior Corp., Wts., Rule 144A, strike $0.01, expires June 2009*  ++                            2,400
                                                                                                            ------------
CHEMICALS (0.0%)
   10,800  Uniroyal Technology Corp., Wts., strike $2.19,  expires June 2003*                                        324
                                                                                                            ------------
TELECOMMUNICATIONS (0.0%)
      130  GT Group Telecom, Inc., Rule 144A, strike $0.00 expires Feburary 2010*  ++                                195
       50  IWO Holdings, Inc., Rts. strike $7.00, expires January 2011*                                            1,506
                                                                                                            ------------
                                                                                                                   1,701
                                                                                                            ------------
TOTAL WARRANTS (Cost $33,476)                                                                                      4,425
                                                                                                            ------------
RIGHTS (0.0%)
DIVERSIFIED FINANCIALS (0.0%)
    1,000  Mexican Value Recovery, Rts., expires June 2003* (Cost $0)                                                  3
                                                                                                            ------------

                                                                                                   PAR
                                                                                                  (000)
                                                                                                --------
SHORT-TERM INVESTMENT (31.7%)
           State Street Bank and Trust Co. Euro Time Deposit, 1.688%, 9/3/02
                 (Cost $87,386,000)(2)                                                           $87,386      87,386,000
                                                                                                            ------------
TOTAL INVESTMENTS (130.2%) (Cost $372,531,789)                                                               359,138,962
LIABILITIES IN EXCESS OF OTHER ASSETS (-30.2%)                                                               (83,275,856)
                                                                                                            ------------
NET ASSETS (100.0%)                                                                                         $275,863,106
                                                                                                            ============

(#) Credit ratings given by Moody's Investors Services, Inc. and Standard & Poor's Ratings Group are unaudited.

+ Step Bond-- The interest as of August 31, 2002 is 0% and will reset to the interest rate shown at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2002, these securities amounted to a value of $10,960,683 or 4.0% of net assets.

++++ Collateral segregated for futures contracts.

*    Non-income producing security.

[0]  Security in default.

&    Security or portion thereof is out on loan.

(##) Security is valued in good faith by management and approved by the Board of Directors.

^    Illiquid security that is restricted as to resale.

(1)  Par value of security held is less than 1.

(2)  Collateral segregated for TBA securities.

                            INVESTMENT ABBREVIATIONS

                    TBA                           To Be Announced

                See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND

                           PORTFOLIO MANAGERS' LETTER

                                                                 October 1, 2002

Dear Shareholder:

We are writing to report on the results of the Credit Suisse Institutional High Yield Fund (the "Fund")(1) for the fiscal year ended August 31, 2002.

At August 31, 2002, the net asset value ("NAV") of the Fund was $9.90 per share, compared to an NAV of $11.84 on August 31, 2001. Assuming the reinvestment of distributions totalling $1.17 per share, the Fund's total return was -6.88%. By comparison, the Credit Suisse First Boston High Yield Index, Developed Countries Only (CSFBHYID)(2) gained 4.45% during the same period.

[Note: The Fund performed in line with a broad universe of other high yield funds which, as represented by the Lipper High Current Yield Funds Average(3), returned -6.98%.]

We attribute the Fund's underperformance of its CSFBHYID benchmark to two factors. The first was our positioning of the portfolio in certain industry sectors, as follows:

- Compared to CSFBHYID, we overweighted two subcategories in the telecommunications universe--I.E., competitive local-exchange carriers and providers of broadband transmission services--whose debt securities endured harsh selling.

- Security selection among providers of satellite transmission services was ineffective.

- We underweighted the homebuilders sector, which greatly outperformed the high yield market as a whole.

The second factor that especially hurt was a combination of technical matters related to CFSBHYID's construction, which had the effect of magnifying our exposure to the telecom industry. Specifically, CSFBHYID differs from most other high yield indices in that it does not include the bonds of companies downgraded to junk status until three months after the downgrade has occurred. In addition, CSFBHYID includes only the two largest debt issues (I.E., in terms of face value) per issuer, while most other indices include all issues of each issuer.

What this meant in the fiscal year was that CSFBHYID's return was not hurt by the impact of the ratings downgrades of two large telecom providers--WorldCom and Qwest Communications International--to "junk" status in May. This was because CSFBHYID did not yet include WorldCom and Qwest securities. CSFBHYID's return thus contrasted greatly with the returns of most other leading high yield indices, which quickly incorporated WorldCom and Qwest once they were downgraded. [Note: as of August 31, the Fund did not own securities of WorldCom or Qwest.]

Since we held a small position in bonds of a WorldCom unit, Intermedia Communications (which we sold in June), our own performance thus appears much less favorable relative to CSFBHYID than to other leading high yield indices (and, as we've noted, the Lipper surrogate for high yield funds as a group). This was because our allocations to both WorldCom and the beleaguered telecom sector more broadly were higher versus CSFBHYID than its index counterparts.

On the positive side of the ledger, our holdings in several other industry sectors added value to the Fund's overall return:

- We significantly underweighted utilities, airlines and diversified telecom service providers, based on our pessimistic evaluation of their respective industry fundamentals. Each performed poorly.

- We continued to overweight leisure and gaming, both of which meaningfully ourperformed the broad high yield market.

- We overweighted retail stores, which magnified the benefits of good security selection.

As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

Credit Suisse Asset Management, LLC (CSAM)

Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Philip L. Schantz, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director
John F. Dessauer, CFA, Vice President
Michael J. Dugan, Assistant Vice President

NOTE: HIGH YIELD BONDS ARE LOWER-QUALITY BONDS ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

COMPARISON OF CHANGE IN VALUE OF $3 MILLION INVESTMENT IN THE CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND(1) AND THE CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX, DEVELOPED COUNTRIES ONLY(2) FROM INCEPTION (2/26/93). (UNAUDITED)

[CHART]

                                        CSFB HIGH
              CREDIT SUISSE          YIELD INDEX,
              INSTITUTIONAL             DEVELOPED
         HIGH YIELD FUND(1)     COUNTRIES ONLY(2)
 2/93            $3,000,000            $3,000,000
 2/93            $3,000,000            $3,059,430
 3/93            $3,094,015            $3,124,015
 4/93            $3,122,004            $3,141,884
 5/93            $3,183,979            $3,187,661
 6/93            $3,275,975            $3,245,358
 7/93            $3,343,971            $3,279,110
 8/93            $3,387,993            $3,307,048
 9/93            $3,402,000            $3,325,832
10/93            $3,552,003            $3,386,694
11/93            $3,563,984            $3,429,299
12/93            $3,661,988            $3,472,577
 1/94            $3,746,004            $3,534,389
 2/94            $3,640,940            $3,539,690
 3/94            $3,404,791            $3,435,659
 4/94            $3,366,291            $3,389,586
 5/94            $3,447,539            $3,408,907
 6/94            $3,376,978            $3,385,999
 7/94            $3,374,802            $3,402,015
 8/94            $3,463,925            $3,426,510
 9/94            $3,505,424            $3,440,147
10/94            $3,467,768            $3,442,521
11/94            $3,436,768            $3,402,691
12/94            $3,370,332            $3,438,691
 1/95            $3,281,348            $3,474,832
 2/95            $3,290,474            $3,560,313
 3/95            $3,312,229            $3,600,544
 4/95            $3,458,781            $3,680,476
 5/95            $3,605,293            $3,784,229
 6/95            $3,624,560            $3,809,243
 7/95            $3,679,201            $3,868,286
 8/95            $3,733,843            $3,879,156
 9/95            $3,800,693            $3,923,766
10/95            $3,820,175            $3,967,320
11/95            $3,837,213            $3,985,966
12/95            $3,918,819            $4,036,508
 1/96            $4,021,421            $4,113,283
 2/96            $4,101,516            $4,135,124
 3/96            $4,089,808            $4,123,877
 4/96            $4,120,283            $4,146,228
 5/96            $4,199,058            $4,179,730
 6/96            $4,184,366            $4,189,009
 7/96            $4,158,269            $4,226,710
 8/96            $4,197,383            $4,272,781
 9/96            $4,320,123            $4,346,230
10/96            $4,322,815            $4,382,738
11/96            $4,373,579            $4,451,022
12/96            $4,414,815            $4,537,861
 1/97            $4,480,347            $4,571,078
 2/97            $4,559,491            $4,656,969
 3/97            $4,476,838            $4,604,811
 4/97            $4,493,493            $4,645,839
 5/97            $4,607,434            $4,739,128
 6/97            $4,701,053            $4,803,580
 7/97            $4,817,118            $4,905,464
 8/97            $4,834,066            $4,931,953
 9/97            $4,958,005            $5,029,606
10/97            $4,992,693            $5,029,053
11/97            $4,998,486            $5,064,809
12/97            $5,070,210            $5,110,849
 1/98            $5,179,821            $5,197,682
 2/98            $5,256,844            $5,238,328
 3/98            $5,332,073            $5,264,519
 4/98            $5,335,043            $5,303,951
 5/98            $5,356,146            $5,319,809
 6/98            $5,369,419            $5,331,034
 7/98            $5,357,110            $5,368,352
 8/98            $5,099,044            $5,003,733
 9/98            $4,995,294            $5,003,183
10/98            $4,872,591            $4,903,669
11/98            $5,001,579            $5,152,334
12/98            $5,005,467            $5,140,433
 1/99            $5,069,757            $5,205,922
 2/99            $5,060,149            $5,186,191
 3/99            $5,134,136            $5,221,405
 4/99            $5,261,875            $5,322,231
 5/99            $5,186,586            $5,269,008
 6/99            $5,186,627            $5,261,579
 7/99            $5,199,990            $5,266,893
 8/99            $5,132,981            $5,216,331
 9/99            $5,080,748            $5,169,332
10/99            $5,046,451            $5,133,612
11/99            $5,125,393            $5,196,345
12/99            $5,230,301            $5,256,570
 1/00            $5,276,216            $5,224,558
 2/00            $5,459,826            $5,244,411
 3/00            $5,385,995            $5,149,540
 4/00            $5,284,701            $5,148,458
 5/00            $5,208,719            $5,076,328
 6/00            $5,260,824            $5,183,947
 7/00            $5,253,449            $5,224,848
 8/00            $5,227,526            $5,255,675
 9/00            $5,157,256            $5,206,797
10/00            $5,005,104            $5,046,480
11/00            $4,742,688            $4,831,954
12/00            $4,810,292            $4,930,960
 1/01            $5,060,977            $5,237,715
 2/01            $5,057,035            $5,295,906
 3/01            $4,967,496            $5,192,583
 4/01            $4,899,139            $5,141,748
 5/01            $4,971,551            $5,236,305
 6/01            $4,849,696            $5,144,669
 7/01            $4,870,515            $5,216,232
 8/01            $4,928,790            $5,285,555
 9/01            $4,581,519            $4,941,994
10/01            $4,701,313            $5,068,509
11/01            $4,829,657            $5,238,304
12/01            $4,852,975            $5,239,352
 1/02            $4,888,480            $5,286,873
 2/02            $4,826,371            $5,243,362
 3/02            $4,913,246            $5,368,154
 4/02            $4,958,447            $5,453,239
 5/02            $4,913,529            $5,432,844
 6/02            $4,692,130            $5,246,987
 7/02            $4,553,435            $5,096,765
 8/02            $4,590,300            $5,162,055

NOTE: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results on this page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                     INCEPTION
ONE YEAR              THREE YEARS            FIVE YEARS               TO DATE
--------              -----------            ----------              ---------
 (6.88%)                (3.66%)                 (1.03%)                4.57%

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                     INCEPTION
ONE YEAR              THREE YEARS            FIVE YEARS               TO DATE
--------              -----------            ----------              ---------
 (1.52%)                (3.88%)                 (1.87%)                4.35%

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser. Name changed from The Credit Suisse First Boston Domestic+ High Yield Index effective May 31, 2001. Investors cannot invest directly in an index.

(3) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. The Lipper High Current Yield Funds Average is the average total return of mutual funds with high current yields during a given period tracked by Lipper Inc.

                  CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2002

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY         RATE%     VALUE
---------                                                          ---------------    --------         -----  ----------
CORPORATE BONDS (95.2%)
AEROSPACE (0.5%)
$     250  K&F Industries, Inc., Series B, Senior
             Subordinated Notes (Callable 10/15/02 @ $104.63)          (B , B2)       10/15/07         9.250  $  257,500
      250  200 L-3 Communications Corp., Senior Subordinated
             Notes (callable 05/15/03 @ $104.25)                      (BB- , Ba3)     05/15/08         8.500     207,000
                                                                                                              ----------
                                                                                                                 464,500
                                                                                                              ----------

AIRLINES (0.1%)
     250   Amtran, Inc., Company Guaranteed
             (Callable 12/15/03 @ $104.81)                           (CCC , Caa1)     12/15/05         9.625     118,750
                                                                                                              ----------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.7%)
     350   ADV Accessory Systems, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 10/01/02 @ $104.88)                            (CCC+ , B3)     10/01/07         9.750     322,000
     350   Collins & Aikman Products Corp., Company
             Guaranteed Notes (Callable 10/07/02 @ $103.83) &          (B , B2)       04/15/06        11.500     331,625
     400   Delco Remy International, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 08/01/02 @ $103.54)                            (CCC+ , B3)     08/01/06        10.625     278,000
     250   Holley Performance Products, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 09/15/03 @ $106.12)                           (CCC- , Caa2)    09/15/07        12.250     124,063
     250   LDM Technologies, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 07/22/02 @ $105.37)                            (C , Caa3)      01/15/07        10.750     198,750
     550   Oshkosh Truck Corp., Company Guaranteed, Senior
             Subordinated Notes (Callable 03/01/03 @ $104.38)         (BB- , Ba3)     03/01/08         8.750     569,937
     500   Stanadyne Automotive Corp., Series B, Company
             Guaranteed (Callable 12/15/02 @ $105.12)                 (B , Caa1)      12/15/07        10.250     402,500
     250   Titan Wheel International, Inc., Senior
             Subordinated Notes (Callable 07/22/02 @ $104.38)        (CCC+ , Caa1)    04/01/07         8.750     146,875
                                                                                                              ----------
                                                                                                               2,373,750
                                                                                                              ----------

BANKING (0.9%)
     200   Sovereign Bancorp, Inc., Company Guaranteed               (BBB- , Ba2)     03/15/04         8.625     209,669
     500   Sovereign Bancorp, Inc., Senior Notes                     (BBB- , Ba2)     11/15/06        10.500     557,500
                                                                                                              ----------
                                                                                                                 767,169
                                                                                                              ----------

BROADCAST/OUTDOOR (4.0%)
     250   Allbritton Communications Co., Series B, Senior
             Subordinated Debentures
             (Callable 02/01/03 @ $104.44)                             (B- , B3)      02/01/08         8.875     253,750
     250   Allbritton Communications Co., Series B, Senior
             Subordinated Debentures
             (Callable 11/30/02 @ $103.90)                             (B- , B3)      11/30/07         9.750     256,250
     260   Chancellor Media Corp., Company Guaranteed, Senior
             Subordinated Notes                                      (BBB- , Ba1)     11/01/08         8.000     264,225
     500   Entravision Communications Corp., Rule 144A,
             Series A, Company Guaranteed
             (Callable 03/15/06 @ 104.063) ++                          (B- , B3)      03/15/09         8.125     513,750
     500   Interep National Radio Sales, Inc., Series B,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 07/01/03 @ $105.00)                            (CCC- , B3)     07/01/08        10.000     450,000

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
BROADCAST/OUTDOOR -- (CONTINUED)
$    500   Paxson Communications Corp., Global Company
             Guaranteed (Callable 01/15/06 @ $106.12)+                 (B- ,B3)       01/15/09        12.250  $  237,500
     350   Radio One, Inc., Series B, Global Company
             Guaranteed (Callable 07/01/06 @ $104.44)                  (B- ,B2)       07/01/11         8.875     363,125
     400   Salem Communications Corp., Series B, Company
             Guaranteed (Callable 10/07/02 @ $104.75)                  (B- ,B3)       10/01/07         9.500     411,000
     300   Sinclair Broadcast Group, Inc., Global Company
             Guaranteed (Callable 12/15/06 @ $104.38)                  (B , B2)       12/15/11         8.750     306,750
     400   Young Broadcasting, Inc., Rule 144A, Global Company
             Guaranteed (Callable 12/15/05 @ $104.25) ++               (B , B2)       12/15/08         8.500     402,000
                                                                                                              ----------
                                                                                                               3,458,350
                                                                                                              ----------

BUILDING PRODUCTS (1.4%)
      500  Associated Materials, Inc., Rule 144A, Private Placement,
             Senior Subordinated Notes
             (Callable 04/15/07 @ $104.88) ++                          (B , B3)       04/15/12         9.750     510,625
      250  Building Materials Corp., Company Guaranteed                (B , B2)       12/01/08         8.000     201,250
      300  Building Materials Corp., Series B, Senior Notes            (B , B2)       07/15/05         7.750     256,500
      250  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 06/15/07 @ $102.17)                             (B- , B3)      06/15/09        13.000     241,250
                                                                                                              ----------
                                                                                                               1,209,625
                                                                                                              ----------

CABLE (7.4%)
     250   Adelphia Communications Corp., Series B, Notes [0]         (NR , Caa2)     03/01/05         9.875      85,000
     350   Adelphia Communications Corp., Series B,
             Senior Notes [0]                                         (NR , Caa2)     07/15/04        10.500     121,625
     294   Australis Holdings, Ltd., Yankee Senior Discount Notes
             (Callable 07/22/02 @ $103.75) [0]                         (D , NR)       11/01/02        15.000          29
     900   Australis Media, Ltd., Unit, Yankee
             (Callable 07/22/02 @ $104.00) [0]                         (NR , NR)      05/15/03        15.750          81
      15   Australis Media, Ltd., Yankee Senior Discount Notes
             (Callable 07/22/02 @ $104.00) [0]                         (NR , NR)      05/15/03        15.750           2
     500   Century Communications Corp., Series B, Senior
             Discount Notes [0]                                        (NR , Ca)      03/15/03         0.000     117,500
     355   Charter Communications Holdings LLC, Senior
             Discount Notes (Callable 04/01/04 @ $104.96) [0]          (B- , B2)      04/01/11         9.920     172,175
     350   Charter Communications Holdings LLC, Senior Notes
             (Callable 01/15/05 @ $105.12) [0]                         (B- , B2)      01/15/10        10.250     245,000
     460   Charter Communications Holdings LLC, Senior Notes
             (Callable 04/01/04 @ $104.31)                             (B- , B2)      04/01/09         8.625     319,700
     400   Coaxial Communications/Phoenix, Company Guaranteed,
             Senior Notes (Callable 10/07/02 @ $105.00)                (B , B3)       08/15/06        10.000     344,000
     400   Coaxial LLC, Company Guaranteed
             (Callable 08/15/03 @ $106.44)+, [0]                     (CCC+ , Caa1)    08/15/08        12.875     262,000
     250   Comcast UK Cable Partners, Ltd., Senior Debentures
             (Callable 11/15/02 @ $101.40)                            (C , Caa2)      11/15/07        11.200     211,250
      85   CSC Holdings, Inc., Senior Notes                           (BB+ , B1)      12/15/07         7.875      72,250
      35   CSC Holdings, Inc., Senior Notes                           (BB+ , B1)      07/15/08         7.250      29,050
     500   CSC Holdings, Inc., Senior Subordinated Debentures
             (Callable 02/15/03 @ $104.80) &                          (BB- , B2)      02/15/13         9.875     377,500
     250   Diamond Cable Communications PLC, Yankee Senior
             Discount Notes (Callable 07/22/02 @ $102.94) [0]          (D , Ca)       12/15/05        11.750      40,000
   2,427   DIVA Systems Corp., Series B, Senior Discount Notes
             (Callable 03/01/03 @ $106.31) [0]                         (NR , NR)      03/01/08        12.625     312,476

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
CABLE -- (CONTINUED)
$    350   Frontiervision Holdings LP, Senior Discount Notes
             (Callable 07/22/02 @ $107.92)+, [0]                      (NR , Caa1)     09/15/07        11.875  $  166,250
     500   Insight Communications Co., Inc., Senior Discount Notes
             (Callable 02/15/06 @ $106.13)+, [0]                      (B- , Caa1)     02/15/11        12.250     170,000
     350   Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.88)                             (B+ , B2)      10/01/09         9.750     313,250
     410   James Cable Partners LP, Series B, Senior Notes
             (Callable 10/11/02 @ $102.69)                            (NR , Caa2)     08/15/04        10.750     194,750
     500   Jones Intercable, Inc., Senior Notes                      (BBB , Baa2)     04/15/08         7.625     465,619
     300   Lenfest Communications, Inc., Senior Notes                (BBB , Baa2)     11/01/05         8.375     282,228
     400   MDC Communications Corp., Yankee Senior
             Subordinated Notes (Callable 12/01/02 @ $103.50)          (B , B2)       12/01/06        10.500     334,000
     250   Mediacom LLC Capital Corp., Senior Notes
             (Callable 01/15/06 @ $104.75)                             (B+ , B2)      01/15/13         9.500     205,000
     400   Mediacom LLC Capital Corp., Senior Notes
             (Callable 02/15/06 @ $103.94)                             (B+ , B2)      02/15/11         7.875     314,000
     250   Northland Cable Television, Company Guaranteed
             (Callable 11/15/02 @ $105.12)                            (B- , Caa1)     11/15/07        10.250     164,375
     550   Olympus Communications LP, Series B, Senior Notes
             (Callable 07/22/02 @ $105.31) [0]                        (NR , Caa1)     11/15/06        10.625     393,250
     550   Rogers Communications, Inc., Yankee Senior Notes
             (Callable 01/15/03 @ $101.52)                            (BB- , Ba2)     01/15/06         9.125     475,750
     250   Rogers Communications, Inc., Yankee Senior Notes
             (Callable 07/15/02 @ $104.44)                            (BB- , Ba1)     07/15/07         8.875     213,750
                                                                                                              ----------
                                                                                                               6,401,860
                                                                                                              ----------
CHEMICALS (3.1%)
     300   Acetex Corp., Global Senior Notes
             (Callable 08/01/05 @ $105.44)                             (B+ , B2)      08/01/09        10.875     313,500
     300   Airgas, Inc., Global Company Guaranteed
             (Callable 10/01/06 @ $104.56)                            (B+ , Ba2)      10/01/11         9.125     319,500
     300   Buckeye Technologies, Inc.,
             Senior Subordinated Notes                                (B+ , Caa1)     12/15/05         8.500     268,500
     250   Equistar Chemicals LP/ Equistar Funding Corp.,
             Global Company Guaranteed                                 (BB , B1)      09/01/08        10.125     241,250
     300   IMC Global, Inc., Series B, Global Company Guaranteed
             (Callable 06/01/06 @ $105.63)                            (BB , Ba1)      06/01/11        11.250     325,500
     260   Lyondell Chemical Co., Series B, Senior Subordinated
             Notes (Callable 05/01/04 @ $104.94)                      (BB , Ba3)      05/01/07         9.875     258,050
     300   Mississippi Chemical Corp.                                  (B , B3)       11/15/17         7.250     103,500
     250   Radnor Holdings, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/01/02 @ $100.00)                             (B- , B2)      12/01/03        10.000     223,750
     430   Scotts Co., Company Guaranteed
             (Callable 01/15/04 @ $104.31)                             (B+ , B2)      01/15/09         8.625     442,900
     250   Terra Industries, Inc., Series B, Senior Notes
             (Callable 07/22/02 @ $102.62)                            (B , Caa3)      06/15/05        10.500     201,250
                                                                                                              ----------
                                                                                                               2,697,700
                                                                                                              ----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (1.6%)
     500   Block Communications, Inc., Rule 144A,
             Private Placement, Senior Subordinated Notes
             (Callable 04/15/09 @ $104.62) ++                          (B- , B2)      04/15/09         9.250     499,375
     550   e.spire Communications, Inc., Senior Discount Notes
             (Callable 11/01/02 @ $103.33) [0],  &                     (NR , NR)      11/01/05        13.000          55
     500   Knology Holdings, Inc., Senior Discount Notes
             (Callable 10/15/02 @ $105.94)+, [0]                       (NR , NR)      10/15/07        11.875     162,500

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) -- (CONTINUED)
$    250   MJD Communications, Inc., Series B, Senior
             Subordinated Notes (Callable 05/01/03 @ $104.75)         (B- , Caa1)     05/01/08         9.500  $  163,750
     400   RCN Corp., Senior Unsecured Notes
             (Callable 10/15/02 @ $105.00) [0]                        (CCC- , Ca)     10/15/07        10.000      82,000
     232   RCN Corp., Series B, Senior Discount Notes
             (Callable 02/15/03 @ $104.90)+, [0]                      (CCC- , Ca)     02/15/08         9.800      37,120
     500   Time Warner Telecom LLC, Senior Notes
             (Callable 07/15/03 @ $104.87)                             (B- , B3)      07/15/08         9.750     230,000
     250   United States West Communications Inc.                     (B- , Ba3)      09/15/05         6.625     221,250
                                                                                                              ----------
                                                                                                               1,396,050
                                                                                                              ----------

CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.9%)
     300   Day International Group, Inc., Series B, Senior Notes       (B- , B2)      06/01/05        11.125     300,000
     500   Jordan Industries, Inc., Series D, Senior Notes
             (Callable 08/01/02 @ $105.19)                            (B- , Caa3)     08/01/07        10.375     292,500
     173   Knoll, Inc., Senior Subordinated Notes
             (Callable 07/22/02 @ $103.63)                            (B+ , Ba3)      03/15/06        10.875     168,675
                                                                                                              ----------
                                                                                                                 761,175
                                                                                                              ----------

CONSUMER PRODUCTS/TOBACCO (3.1%)
     715   Diamond Brands Operating, Company Guaranteed, Senior
             Subordinated Notes (Callable 12/15/02 @ $101.47) [0]     (NR , NR)       04/15/08        10.125       7,150
     250   DIMON, Inc., Series B, Global Company Guaranteed
             (Callable 10/15/06 @ $104.81)                            (BB , Ba3)      10/15/11         9.625     261,250
     500   Holmes Products Corp., Series D, Senior Subordinated
             Notes (Callable 11/15/02 @ $100.00)                      (NR , Caa2)     11/15/07         9.875     332,500
     250   Jackson Products, Inc., Series B, Company Guaranteed
             (Callable 07/22/02 @ $103.17)                           (CCC , Caa3)     04/15/05         9.500     163,750
     500   Johnsondiversey, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 05/15/07 @ $104.81) ++                          (B , B2)       05/15/12         9.625     497,500
     500   Packaged Ice, Inc., Series B, Company Guaranteed
             (Callable 10/07/02 @ $104.88) &                          (B- , Caa3)     02/01/05         9.750     422,500
     500   Revlon Consumer Products Corp.,
             Global Company Guaranteed                                (B- , Caa1)     12/01/05        12.000     462,500
     200   Sealy Mattress Co., Series B, Company Guaranteed, Senior
             Discount Notes (Callable 12/15/02 @ $105.44)+, [0]        (B- , B3)      12/15/07        10.875     163,000
     400   Werner Holding Co., Inc., Series A, Company Guaranteed
             (Callable 11/15/02 @ $105.00)                             (B- , B2)      11/15/07        10.000     402,000
                                                                                                              ----------
                                                                                                               2,712,150
                                                                                                              ----------

CONTAINERS (0.8%)
     250   Berry Plastics Corp., Rule 144A, Private Placement, Senior
             Subordinated Notes, (Callable 07/15/07@ $105.37) ++       (B- , B3)      07/15/12        10.750     256,250
     250   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)      05/15/07         8.100     230,000
     250   Owens-Illinois, Inc., Senior Notes                          (B+ , B3)      05/15/08         7.350     222,500
                                                                                                              ----------
                                                                                                                 708,750
                                                                                                              ----------

DIVERSIFIED TELECOMMUNICATIONS (0.1%)
     250   Primus Telecommunications Group, Inc., Senior
             Unsecured Notes (Callable 01/15/04 @ $105.625)          (CCC- , Caa3)    01/15/09        11.250     121,250
                                                                                                              ----------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY (1.3%)
     295   Ampex Corp., Series B, Secured Notes
             (Callable 07/24/02 @ $100.00)                             (NR , NR)      08/15/08        12.000      44,282
     500   Flextronics International, Ltd., Yankee Senior
             Subordinated Notes (Callable 07/01/05 @ $104.94)+, &     (BB- , Ba2)     07/01/10         9.875     520,000

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
ELECTRONICS/INFORMATION/DATA TECHNOLOGY-- (CONTINUED)
$    250   Seagate Technology HDD Holding, Rule 144A,
             Private Placement (Callable 05/15/06 @ $104.00) ++       (BB+ , Ba2)     05/15/09         8.000  $  248,750
     300   Solectron Corp., Senior Notes
             (Callable 02/15/06 @ $104.81) &                          (BB , Ba3)      02/15/09         9.625     280,500
                                                                                                              ----------
                                                                                                               1,093,532
                                                                                                              ----------

ENERGY - OTHER (2.6%)
     450   Compton Petroleum Corp., Rule 144A, Private Placement,
             Senior Notes (Callable 05/15/06 @ $104.95) ++             (B , B2)       05/15/09         9.900     452,250
     380   Crown Central Petroleum, Senior Notes
             (Callable 02/01/03 @ $100.00)                            (B , Caa1)      02/01/05        10.875     316,825
     500   Eagle Geophysical, Inc., Liquidating Trust [0]+             (NR , NR)      07/15/08        10.750          50
     250   Frontier Oil Corp., Senior Notes
             (Callable 11/15/04 @ $105.87)                             (B , B2)       11/15/09        11.750     254,375
     500   Swift Energy Co., Senior Subordinated Notes
             (Callable 05/01/07 @ $104.69)                             (B , B3)       05/01/12         9.375     477,500
     250   Tesoro Petroleum Corp., Rule 144A,
             Private Placement, Senior Subordinated Notes
             (Callable 04/01/07 @ $104.81) ++,  &                      (B+ , B2)      04/01/12         9.625     185,000
     350   Trico Marine Services, Inc., Rule 144A, Private
             Placement, Senior Notes (Callable 05/15/07 @ $104.44) ++   (B , B2)      05/15/12         8.875     322,000
     250   Western Resources, Inc., Rule 144A, Private Placement ++   (BBB- , Ba1)    05/01/07         7.875     238,646
                                                                                                              ----------
                                                                                                               2,246,646
                                                                                                              ----------

ENVIRONMENTAL SERVICES (0.2%)
     200   Allied Waste North America, Series B,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 01/01/04 @ $103.94)                            (BB- , Ba3)     01/01/09         7.875     196,000
                                                                                                              ----------

FOOD PROCESSORS/BEVERAGE/BOTTLING (4.5%)
     250   Agrilink Foods, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 11/01/03 @ $105.94)          (B- , B3)      11/01/08        11.875     261,875
     420   Archibald Candy Corp., Company Guaranteed, Senior
             Secured Notes (Callable 10/11/02 @ $102.56) [0]          (NR , Caa2)     07/01/04        10.250     220,500
     600   Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 02/15/03 @ $105.2917)                   (CCC , Caa3)     02/15/07         9.875     375,000
     350   Eagle Family Foods, Inc., Series B, Company
             Guaranteed (Callable 01/15/03 @ $104.38)                 (CCC+ , B3)     01/15/08         8.750     246,750
     500   Fleming Companies., Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 05/01/07 @ $104.94) ++,  &                      (B+ , B2)      05/01/12         9.875     407,500
     250   Fleming Companies., Inc., Series D, Global Company
             Guaranteed (Callable 08/26/02 @ $105.31)                  (B+ , B2)      07/31/07        10.625     223,750
     400   Land O' Lakes, Inc., Rule 144A, Senior Notes
             (Callable 11/15/06 @ $104.38) ++                         (BB , Ba3)      11/15/11         8.750     258,000
     500   Luiginos, Inc., Senior Subordinated Notes
             (Callable 02/01/03 @ $105.00)                             (B- , B3)      02/01/06        10.000     502,500
     430   National Wine & Spirits, Inc., Company Guaranteed
             (Callable 01/15/04 @ $105.06)                             (B , B2)       01/15/09        10.125     421,400
     250   New World Pasta Co., Company Guaranteed, Senior
             Subordinated Notes (Callable 02/15/04 @ $104.63)         (B- , Caa1)     02/15/09         9.250     238,750
     350   Pilgrim's Pride Corp., Senior Notes
             (Callable 09/15/06 @ $104.81)                            (BB- , Ba3)     09/15/11         9.625     341,250
     400   Premier International Foods PLC, Yankee Senior Notes
             (Callable 09/01/04 @ $106.00)                             (B- , B3)      09/01/09        12.000     432,000
                                                                                                              ----------
                                                                                                               3,929,275
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
GAMING (10.2%)
$    300   Ameristar Casinos, Inc., Company Guaranteed
             (Callable 02/15/06 @ $105.38)                             (B- , B3)      02/15/09        10.750  $  326,250
     500   Argosy Gaming Co., Company Guaranteed
             (Callable 06/01/04 @ $105.38)                             (B+ , B2)      06/01/09        10.750     546,250
     250   Argosy Gaming Co., Senior Subordinated Notes
             (Callable 09/01/06 @ $104.50)                             (B+ , B2)      09/01/11         9.000     259,375
     250   Aztar Corp., Global Senior Subordinated Notes
             (Callable 08/15/06 @ $104.50)                            (B+ , Ba3)      08/15/11         9.000     255,000
     250   Aztar Corp., Senior Subordinated Notes
             (Callable 05/15/03 @ $104.44)                            (B+ , Ba3)      05/15/07         8.875     252,500
     400   Boyd Gaming Corp., Senior Subordinated Notes
             (Callable 07/15/02 @ $104.75)                             (B+ , B1)      07/15/07         9.500     415,000
     480   Circus Circus Enterprises, Inc., Senior Subordinated
             Notes (Callable 12/01/02 @ $104.63)                      (BB- , Ba3)     12/01/05         9.250     494,400
     550   Coast Hotels & Casinos, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 04/01/04 @ 104.75)                              (B , B2)       04/01/09         9.500     573,375
     400   Hard Rock Hotel, Inc., Series B, Senior Subordinated
             Notes (Callable 10/07/02 @ $104.62)                      (B- , Caa2)     04/01/05         9.250     396,000
     250   Harrahs Operating Co., Inc., Company Guaranteed,
             Senior Subordinated Notes                                (BB+ , Ba1)     12/15/05         7.875     261,250
     400   Herbst Gaming, Inc., Series B, Global Secured Notes
             (Callable 09/01/05 @ $105.37)                             (B , B2)       09/01/08        10.750     416,000
     223   Hollywood Casino Corp., Company Guaranteed
             (Callable 05/01/03 @ $107.00)                             (B , B3)       05/01/07        11.250     243,628
     250   Hollywood Park, Inc., Series B,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 02/15/03 @ $104.62)                           (CCC+ , Caa1)    02/15/07         9.250     223,750
     250   Isle of Capri Casinos, Inc., Company Guaranteed
             (Callable 04/15/04 @ $104.38)                             (B , B2)       04/15/09         8.750     252,812
     500   Majestic Investor Holdings LLC, Rule 144A,
             Private Placement, Company Guaranteed
             (Callable 11/30/05 @ $105.83) ++                          (B , B2)       11/30/07        11.653     462,500
     400   Majestic Star Casino LLC, Series B,
             Company Guaranteed, Senior Secured Notes
             (Callable 07/01/03 @ $105.44)                             (B , B2)       07/01/06        10.875     404,000
     500   MGM Mirage, Inc., Company Guaranteed                       (BB+ , Ba2)     06/01/07         9.750     542,500
     400   Mohegan Tribal Gaming, Senior Subordinated Notes
             (Callable 01/01/04 @ $104.38)                            (BB- , Ba3)     01/01/09         8.750     415,000
     250   Park Place Entertainment Corp.,
             Senior Subordinated Notes                                (BB+ , Ba2)     12/15/05         7.875     253,750
     500   Penn National Gaming, Inc., Series B,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 03/01/05 @ $105.56)                             (B- , B3)      03/01/08        11.125     542,500
     250   Peninsula Gaming LLC, Series B,
             Company Guaranteed, Senior Subordinated Notes
             (Callable 07/01/03 @ $108.00)                             (B , B2)       07/01/06        12.250     251,250
     400   Sun International Hotels, Ltd., Rule 144A,
             Private Placement, Senior Subordinated Notes
             (Callable 08/15/06 @ $104.44) ++                          (B+ , B2)      08/15/11         8.875     403,500
     350   Venetian Casino Resort LLC, Rule 144A, Private
             Placement (Callable 06/15/06 @ $105.50) ++               (B- , Caa1)     06/15/10        11.000     353,062
     319   Waterford Gaming LLC, Rule 144A, Senior Notes
             (Callable 07/22/02 @ $108.64) ++                          (B+ , B1)      03/15/10         9.500     328,969
                                                                                                              ----------
                                                                                                               8,872,621
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
HEALTHCARE FACILITIES/SUPPLIES (5.3%)
$    550   Alaris Medical Systems, Company Guaranteed
             (Callable 12/01/02 @ $103.25)                            (B- , Caa1)     12/01/06         9.750  $  530,750
     250   Beverly Enterprises, Inc., Company Guaranteed,
             Senior Notes (Callable 02/15/03 @ $101.50)                (B+ , B1)      02/15/06         9.000     223,750
     500   Extendicare Health Services, Inc., Company
             Guaranteed (Callable 12/15/02 @ $104.68)                 (CCC+ , B3)     12/15/07         9.350     452,500
     250   Fisher Scientific International, Inc., Global Senior
             Subordinated Notes (Callable 05/01/07 @ $104.06)          (B , B3)       05/01/12         8.125     256,250
     250   Fisher Scientific International, Inc., Senior
             Subordinated Notes (Callable 02/01/03 @ $104.50)          (B , B3)       02/01/08         9.000     260,000
     300   HEALTHSOUTH Corp., Rule 144A,
             Private Placement, Notes ++                             (BBB- , Ba1)     06/01/12         7.625     240,777
     300   Magellan Health Services, Inc., Rule 144A, Senior
             Notes (Callable 11/15/05 @ $104.69) ++                    (B- , B3)      11/15/07         9.375     208,500
     250   Magellan Health Services, Inc., Senior
             Subordinated Notes (Callable 02/15/03 @ $104.50)        (CCC , Caa1)     02/15/08         9.000      73,750
     300   Rotech Healthcare, Inc., Rule 144A, Private Placement,
             Senior Subordinated Notes
             (Callable 04/01/07 @ $104.75) ++                          (B+ , B2)      04/01/12         9.500     252,000
     500   Triad Hospital Holdings, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 05/15/04 @ $105.50)                             (B- , B2)      05/15/09        11.000     552,500
     400   Unilab FinanceCorp., Senior Subordinated Notes
             (Callable 10/01/04 @ $106.37)                             (B- , B3)      10/01/09        12.750     462,000
     400   Vanguard Health Systems, Rule 144A, Senior
             Subordinated Notes (Callable 08/01/06 @ $104.87)          (B- , B3)      08/01/11         9.750     406,000
     400   Ventas Realty, Ltd., Rule 144A, Global Company
             Guaranteed ++                                            (BB- , Ba3)     05/01/12         9.000     408,000
     250   Vicar Operating, Inc., Company Guaranteed
             (Callable 12/01/05 @ $104.94)                             (B- , B3)      12/01/09         9.875     266,250
                                                                                                              ----------
                                                                                                               4,593,027
                                                                                                              ----------

HOME BUILDERS (1.6%)
     350   Beazer Homes USA, Inc., Rule 144A, Private Placement,
             Senior Notes (Callable 04/15/07 @ $104.19) ++            (BB , Ba2)      04/15/12         8.375     353,500
     400   D.R. Horton, Inc., Rule 144A, Global Company
             Guaranteed (Callable 04/15/07 @ $104.25) ++              (BB , Ba1)      04/15/12         8.500     396,000
     300   KB Home, Senior Subordinated Notes                         (BB- , Ba3)     12/15/08         8.625     299,250
     300   Toll Corp., Senior Subordinated Notes
             (Callable 12/01/06 @ $104.12)                            (BB+ , Ba2)     12/01/11         8.250     298,500
                                                                                                              ----------
                                                                                                               1,347,250
                                                                                                              ----------

INDUSTRIAL - OTHER (1.9%)
     300   Amerigas Partners LP Eagle Finance Corp., Global
             Senior Notes (Callable 05/20/06 @ $104.438)              (BB+ , Ba3)     05/20/11         8.875     310,500
     500   Brand Scaffold Services, Senior Unsecured Notes
             (Callable 02/15/03 @ $105.12)                             (B , B2)       02/15/08        10.250     502,500
     400   Del Monte Corp., Series B, Global Company
             Guaranteed (Callable 05/15/06 @ $104.63)                  (B- , B3)      05/15/11         9.250     406,000
     400   Synagro Technologies, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 04/01/06 @ $104.75) ++                           (B , B3)      04/01/09         9.500     414,000
                                                                                                              ----------
                                                                                                               1,633,000
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
LEISURE (3.7%)
$    500   AMC Entertainment, Inc., Senior Subordinated Notes
             (Callable 02/01/04 @ $104.75)                           (CCC+ , Caa3)    02/01/11         9.500  $  463,750
     400   Booth Creek Ski Holdings, Inc., Series B,
             Company Guaranteed                                      (CCC+ , Caa1)    03/15/07        12.500     348,000
     450   Cinemark USA, Inc., Series D, Senior Subordinated
             Notes (Callable 08/01/02 @ $102.41)                      (B- , Caa2)     08/01/08         9.625     429,750
     250   Florida Panthers Holdings, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 04/15/04 @ $104.94)                             (B- , B2)      04/15/09         9.875     260,000
     500   Icon Health & Fitness, Inc., Rule 144A, Private
             Placement, Company Guaranteed
             (Callable 04/01/07 @ $105.62) ++                          (B- , B3)      04/01/12        11.250     485,000
     750   Imax Corp., Yankee Senior Unsecured Notes
             (Callable 12/01/02 @ $103.94)                           (CCC , Caa2)     12/01/05         7.875     558,750
     250   Intrawest Corp., Yankee Senior Unsecured Notes
             (Callable 08/15/03 @ $104.87)                             (B+ , B1)      08/15/08         9.750     256,250
     271   KSL Recreation Group, Inc., Series B, Senior
             Subordinated Notes (Callable 07/22/02 @ $105.12)          (B- , B2)      05/01/07        10.250     277,601
      75   SFX Entertainment, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 02/01/03 @ $104.56)                            (NR , Ba3)      02/01/08         9.125      82,125
                                                                                                              ----------
                                                                                                               3,161,226
                                                                                                              ----------

LODGING (0.8%)
     250   Capstar Hotel Co., Senior Subordinated Notes
             (Callable 08/15/02 @ $104.38)                             (B- , B3)      08/15/07         8.750     208,750
     300   HMH Properties, Inc., Series B, Company Guaranteed
             (Callable 08/01/03 @ $103.99)                            (BB- , Ba3)     08/01/08         7.875     286,500
     220   HMH Properties, Inc., Series C, Senior Notes
             (Callable 12/01/03 @ $104.23)                            (BB- , Ba3)     12/01/08         8.450     214,225
                                                                                                              ----------
                                                                                                                 709,475
                                                                                                              ----------

MACHINERY (0.3%)
     260   Motors & Gears, Inc., Series D, Senior Notes
             (Callable 10/07/02 @ $105.38)                            (B- , Caa1)     11/15/06        10.750     240,500
                                                                                                              ----------

METALS & MINING (4.6%)
     500   AEI Resources LLC/Horizon Finance Corp., Company
             Guaranteed, Senior Secured Notes
             (Callable 07/18/02 @ $100.00)                             (NR , NR)      05/08/09        11.750     187,500
     400   Alltrista Corp., Rule 144A, Private Placement, Senior
             Subordinated Notes (Callable 05/01/07 @ $104.87) ++       (B- , B3)      05/01/12         9.750     390,000
     300   Earle M. Jorgensen Co., Rule 144A, Global Secured
             (Callable 06/01/07 @ $104.88) ++                          (B- , B2)      06/01/12         9.750     295,875
     400   Golden Northwest Aluminum, Company Guaranteed,
             Senior Subordinated Notes
             (Callable 12/15/02 @ $108.00)                             (CC , B3)      12/15/06        12.000     158,000
     560   Great Lakes Carbon Corp., Series B, Company
             Guaranteed (Callable 05/15/03 @ $105.13)                  (B- , B3)      05/15/08        10.250     393,400
     100   Haynes International, Inc., Senior Notes
             (Callable 09/01/02 @ $100.00)                           (CCC+ , Caa2)    09/01/04        11.625      77,500
     250   Intermet Corp., Rule 144A, Private Placement,
             Senior Notes (Callable 06/15/06 @ $104.88) ++             (B+ , B2)      06/15/09         9.750     255,000
     100   Luscar Coal, Ltd., Global Senior Notes
             (Callable 10/15/06 @ $104.88)                            (BB , Ba3)      10/15/11         9.750     107,500
     200   Maxxam Group Holdings, Inc., Series B, Senior
             Secured Notes (Callable 08/01/02 @ $100.00)             (CCC+ , Caa1)    08/01/03        12.000     175,000

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
METALS & MINING -- (CONTINUED)
$    300   Metallurg, Inc., Series B, Company Guaranteed,
             Senior Notes (Callable 12/01/02 @ $105.50)                (B- , B3)      12/01/07        11.000  $  264,000
     400   TriMas Corp., Rule 144A, Private Placement, Senior
             Subordinated Notes (Callable 06/15/07 @ $104.94) ++       (B , B3)       06/15/12         9.875     398,000
     500   UCAR Finance, Inc., Global Company Guaranteed
             (Callable 02/15/07 @ $105.12)                             (B , B2)       02/15/12        10.250     505,000
     250   WCI Steel, Inc., Series B, Senior Secured Notes            (B- , Caa2)     12/01/04        10.000     118,750
     250   WHX Corp., Senior Notes
             (Callable 07/31/02 @ $105.25)                           (CCC+ , Caa3)    04/15/05        10.500     205,000
     500   WolverineTube, Inc., Rule 144A, Private Placement,
             Company Guaranteed (Callable 04/01/06 @ $105.25) ++      (BB- , B1)      04/01/09        10.500     477,500
                                                                                                              ----------
                                                                                                               4,008,025
                                                                                                              ----------

OIL EQUIPMENT (2.3%)
     341   Key Energy Services, Inc, Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/15/04 @ $107.00)                             (B+ , B2)      01/15/09        14.000     397,265
     250   Parker Drilling Co., Rule 144A, Private Placement,
             Company Guaranteed (Callable 11/15/04 @ $105.06) ++       (B+ , B1)      11/15/09        10.125     251,250
     250   Pride International, Inc., Senior Notes
             (Callable 07/22/02 @ $104.69)                            (BB , Ba2)      05/01/07         9.375     262,500
     500   Transocean Sedco, Notes                                    (NR , Baa2)     12/15/08         9.500     620,251
     500   Universal Compression, Inc., Senior Discount Notes
             (Callable 02/15/03 @ $104.94)+                            (B+ , B1)      02/15/08         9.875     478,125
                                                                                                              ----------
                                                                                                               2,009,391
                                                                                                              ----------

PAPER & FOREST PRODUCTS (3.8%)
     500   Ainsworth Lumber Co., Ltd., Senior Secured Notes            (B- , B3)      07/15/07        12.500     522,500
     400   Four M Corp., Series B, Senior Secured Notes
             (Callable 10/07/02 @ $104.00)                             (B , B3)       06/01/06        12.000     410,000
     250   Mail-Well, Inc., Rule 144A, Private Placement,
             Company Guaranteed (Callable 03/15/07 @ $104.81) ++      (BB- , B1)      03/15/12         9.625     173,750
     400   Mail-Well, Inc., Series B, Company Guaranteed, Senior
             Subordinated Notes (Callable 12/15/03 @ $104.38)          (B , B3)       12/15/08         8.750     162,000
     400   Norampac, Inc., Yankee Senior Notes
             (Callable 02/01/03 @ $104.75)                            (BB+ , Ba2)     02/01/08         9.500     426,000
     300   Playtex Products, Inc., Global Company Guaranteed
             (Callable 06/01/06 @ $104.69)                             (B , B2)       06/01/11         9.375     322,500
     150   Riverwood International Corp., Company Guaranteed         (CCC+ , Caa1)    04/01/08        10.875     153,000
     250   Speciality Paperboard, Inc., Senior Notes
             (Callable 10/15/02 @ $103.13)                             (B+ , B1)      10/15/06         9.375     241,250
     200   Stone Container Corp., Senior Unsecured Notes
             (Callable 02/01/06 @ $104.87)                             (B , B2)       02/01/11         9.750     211,000
     250   Stone Container Finance Co., Rule 144A, Company
             Guaranteed, Senior Notes
             (Callable 08/15/04 @ $100.00) ++                          (B , B2)       08/15/06        11.500     265,937
     250   Tembec Industries, Inc., Company Guaranteed, Senior
             Unsecured Notes (Callable 06/30/04 @ $104.31)            (BB+ , Ba1)     06/30/09         8.625     253,125
     150   Tembec Industries, Inc., Global Company Guaranteed         (BB+ , Ba1)     02/01/11         8.500     151,875
                                                                                                              ----------
                                                                                                               3,292,937
                                                                                                              ----------

PHARMACEUTICALS (0.5%)
     250   aaiPharma Inc., Company Guaranteed
             (Callable 04/01/06 @ 105.50)                             (B- , Caa1)     04/01/10        11.000     222,500
     250   Biovail Corp., Yankee Senior Subordinated Notes
             (Callable 04/01/06 @ 103.94)                             (BB- , B2)      04/01/10         7.875     241,250
                                                                                                              ----------
                                                                                                                 463,750
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
PUBLISHING (1.2%)

$    400   Hollinger International Publishing, Inc., Company
             Guaranteed, Senior Subordinated Notes                     (B , Ba3)      03/15/07         9.250  $  412,000
     300   Liberty Group Publishing+,  [0]                           (CCC+ , Caa2)    02/01/09        11.625     196,125
     250   Phoenix Color Corp., Company Guaranteed
             (Callable 02/01/04 @ 105.19)                            (CCC+ , Caa2)    02/01/09        10.375     201,250
     500   Premier Graphics, Inc., Company Guaranteed, Senior
             Unsecured Notes (Callable 12/01/02 @ 105.75) [0]+        (NR , Caa3)     12/01/05        11.500      18,125
     194   Sun Media Corp., Yankee Senior Subordinated Notes
             (Callable 02/15/03 @ $103.167)                            (B+ , B2)      02/15/07         9.500     198,123
                                                                                                              ----------
                                                                                                               1,025,623
                                                                                                              ----------

RESTAURANTS (2.3%)
     500   American Restaurant Group, Inc., Rule 144A,
             Private Placement, Company Guaranteed
             (Callable 11/01/04 @ $105.75) ++                          (B , B2)       11/01/06        11.500     456,250
     250   Carrols Corp., Company Guaranteed, Senior
             Subordinated Notes (Callable 12/01/03 @ $104.75)          (B- , B3)      12/01/08         9.500     244,063
     500   Hockey Co. & Sport Maska, Inc., Units, Private
             Placement (Callable 04/15/06 @ $105.62) ++                (B , B2)       04/15/09        11.250     472,500
     215   National Restaurant, Private Placement, Senior
             Notes (Callable 08/01/02 @ $104.00) [0]                  (D , Caa2)      11/15/07        10.750      32,250
     200   National Restaurant, Private Placement, Senior
             Notes (Callable 08/01/02 @ $104.00) [0]                  (C , Caa2)      05/15/08        13.000      30,000
     500   New World Coffee - Manhattan Bagel, Inc., Rule 144A,
             Company Guaranteed, Private Placement
             (Callable 06/15/03 @ $100.00) +,  ++                    (CCC+ , Caa2)    06/15/03        17.000     475,000
     265   Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 09/15/04 @ $105.50)                             (B+ , B2)      09/15/09        11.000     261,025
                                                                                                              ----------
                                                                                                               1,971,088
                                                                                                              ----------

RETAIL-FOOD & DRUG (2.7%)
     300   B&G Foods, Inc., Series D, Global Company
             Guaranteed (Callable 09/03/02 @ $104.81)                  (B- , B3)      08/01/07         9.625     306,750
     250   Great Atlantic & Pacific Tea Co., Inc., Notes               (BB , B2)      04/15/07         7.750     218,750
     331   Mrs. Field's Original Cookies Co., Series B,
             Company Guaranteed (Callable 12/01/02 @ $101.69)        (CCC , Caa1)     12/01/04        10.125     213,172
     260   Pantry, Inc., Company Guaranteed
             (Callable 10/15/02 @ $105.12)                             (B- , B3)      10/15/07        10.250     231,400
     250   Petco Animal Supplies, Inc., Global Senior
             Subordinated Notes (Callable 11/01/01 @ $105.37)          (NR , B3)      11/01/11        10.750     267,500
     189   Pueblo Xtra International, Inc., Senior Notes
             (Callable 08/01/03 @ $100.00)                             (D , Ca)       08/01/03         9.500      93,555
     500   Stater Brothers Holdings, Inc., Senior Notes
             (Callable 08/15/03 @ $105.38)                             (B- , B2)      08/15/06        10.750     520,000
     500   United Auto Group, Inc., Rule 144A, Senior
             Subordinated Notes (Callable 03/15/07 @ $104.81) ++       (B , B3)       03/15/12         9.625     507,500
                                                                                                              ----------
                                                                                                               2,358,627
                                                                                                              ----------

RETAIL STORES (3.4%)
     500   Advance Holding Corp., Series B, Senior Discount
             Debenture (Callable 04/15/03 @ $106.44)+,  [0]           (B , Caa1)      04/15/09        12.875     502,500
     250   Advance Stores Co., Inc., Rule 144A, Company
             Guaranteed (Callable 04/15/03 @ $105.12) ++               (B , B3)       04/15/08        10.250     261,562
     250   Advance Stores Co., Inc., Series B, Company
             Guaranteed (Callable 04/15/03 @ $105.12)                  (B , B3)       04/15/08        10.250     261,563
     250   Auto Nation, Inc., Global Company Guaranteed               (BB+ , Ba2)     08/01/08         9.000     262,500

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
RETAIL STORES -- (CONTINUED)
$    500   County Seat Stores, Inc., Rule 144A, Unit
             (Callable 11/01/03 @ $100.00) [0],  ++                    (NR , NR)      11/01/04        12.750    $     50
     370   Flooring America, Inc., Series B, Company
             Guaranteed, Senior Unsecured Notes
             (Callable 10/15/02 @ $104.63) [0]                          (D , C)       10/15/07         9.250          37
     500   Jostens, Inc., Senior Subordinated Notes
             (Callable 05/01/05 @ $106.37)                             (B , NR)       05/01/10        12.750     565,000
     500   Leslie's Poolmart, Senior Notes
             (Callable 10/07/02 @ $102.59)                             (B- , B3)      07/15/04        10.375     470,000
     250   Michaels Stores, Inc., Senior Notes
             (Callable 07/01/05 @ $104.63)                            (BB , Ba2)      07/01/09         9.250     264,375
     250   Nebraska Book Co., Senior Subordinated Notes
             (Callable 02/15/03 @ $104.38)                             (B- , B3)      02/15/08         8.750     242,500
     125   Pep Boys - Manny, Moe & Jack, Series MTNB, Notes           (BB- , B2)      07/07/06         6.920     118,281
                                                                                                              ----------
                                                                                                               2,948,368
                                                                                                              ----------

SATELLITE (1.4%)
     500   EchoStar DBS Corp., Senior Notes
             (Callable 02/01/04 @ $104.69)                             (B+ , B1)      02/01/09         9.375     500,000
     300   Loral Cyberstar, Inc., Company Guaranteed                  (B , Caa1)      07/15/06        10.000     112,500
     500   Loral Space & Communications, Ltd., Senior Notes
             (Callable 01/15/03 @ $104.75)                            (CCC+ , Ca)     01/15/06         9.500     127,500
     550   Pegasus Communications Corp., Series B, Senior
             Notes (Callable 12/01/02 @ $104.88)                      (CCC+ , Ca)     12/01/06         9.750     262,625
     750   Pegasus Satellite Communication, Senior Discount
             Notes (Callable 03/01/04 @ $106.75)+,  [0]               (CCC+ , C)      03/01/07        13.500     208,125
                                                                                                              ----------
                                                                                                               1,210,750
                                                                                                              ----------

SECONDARY OIL & GAS PRODUCERS (4.4%)
     500   Abraxas Petroleum Corp., Series A, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 11/01/02 @ $100.00)                            (CC , Caa3)     11/01/04        11.500     280,000
     500   Chesapeake Energy Corp., Global Company Guaranteed,
             Senior Notes (Callable 04/01/06 @ $104.06)                (B+ , B1)      04/01/11         8.125     492,500
     500   Continental Resources, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 08/01/03 @ $105.12)        (CCC+ , Caa1)    08/01/08        10.250     431,250
     350   Denbury Management, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 03/01/03 @ $104.50)                             (B , B3)       03/01/08         9.000     347,375
     250   Giant Industries, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 05/15/07 @ $105.50) ++                          (B , B3)       05/15/12        11.000     183,750
     200   Magnum Hunter Resources, Inc., Company Guaranteed
             (Callable 10/11/02 @ $105.00)                             (B , B2)       06/01/07        10.000     203,000
     250   Magnum Hunter Resources, Inc., Rule 144A, Private
             Placement, Senior Notes
             (Callable 03/15/07 @ $104.80) ++                          (B+ , B2)      03/15/12         9.600     256,250
     250   Mission Resources Corp., Series C, Global Company
             Guaranteed (Callable 10/07/02 @ $105.44)                 (B- , Caa1)     04/01/07        10.875     181,250
     250   Plains Exploration & Production Co., Rule 144A,
             Private Placement, Senior Subordinated Notes,
             (Callable 01/15/04 @ $100.00) ++                          (NR , B2)      07/01/12         8.750     249,375
     500   Pogo Producing Co., Series B, Senior Subordinated
             Note (Callable 07/22/02 @ $104.38)                        (BB , B1)      05/15/07         8.750     513,750
      30   Seagull Energy Corp., Senior Notes                        (BBB- , Baa3)    08/01/03         7.875      30,525
     209   Southwest Royalties, Inc., Company Guaranteed
             (Callable 09/03/02 @ $100.00)                             (NR , NR)      06/30/04        10.500     208,739

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
SECONDARY OIL & GAS PRODUCERS -- (CONTINUED)
$    250   Vintage Petroleum, Inc., Global Senior Subordinated
             Notes (Callable 05/15/06 @ $103.94)                       (B , B1)       05/15/11         7.875  $  233,750
     300   Wiser Oil Co., Company Guaranteed, Senior
             Subordinated Notes (Callable 06/17/02 @ $104.75)        (CCC+ , Caa3)    05/15/07         9.500     229,500
                                                                                                              ----------
                                                                                                               3,841,014
                                                                                                              ----------

SERVICES - OTHER (1.7%)
     250   Ameriserve Finance Trust, Rule 144A, Senior
             Secured Notes (Callable 09/15/03 @ $106.00)+ [0], ++     (NR , Caa1)     09/15/06        12.000      13,750
     500   Applied Extrusion Technologies, Inc., Series B,
             Company Guaranteed (Callable 07/01/06 @ $105.37)          (B , B2)       07/01/11        10.750     415,000
     500   IESI Corp., Rule 144A, Senior Subordinated Notes
             (Callable 06/15/07 @ $105.12) ++                          (B- , B3)      06/15/12        10.250     477,500
     250   Iron Mountain, Inc., Company Guaranteed
             (Callable 04/01/06 @ $104.31)                             (B , B2)       04/01/13         8.625     255,625
     350   La Petite Academy, Inc., Series B, Company
             Guaranteed (Callable 05/15/03 @ $105.00)                  (CC , Ca)      05/15/08        10.000     191,188
     150   United Rentals, Inc., Series B, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 01/15/04 @ $104.63) &                          (BB- , B2)      01/15/09         9.250     141,750
                                                                                                              ----------
                                                                                                               1,494,813
                                                                                                              ----------

TECHNOLOGY (1.0%)
     550   Fairchild Semiconductor Corp., Company Guaranteed
             (Callable 04/01/03 @ $105.19)                             (B , B2)       10/01/07        10.375     577,500
     500   Lucent Technologies, Inc., Notes &                          (B+ , B2)      07/15/06         7.250     317,500
                                                                                                              ----------
                                                                                                                 895,000
                                                                                                              ----------

TEXTILE/APPAREL/SHOE MANUFACTURING (1.1%)
     250   Advanced Glass Fiber Yarns, Senior Subordinated
             Notes (Callable 01/15/04 @ $105.06)                      (D , Caa3)      01/15/09         9.875      76,250
     400   BGF Industries, Inc., Series B, Senior
             Subordinated Notes (Callable 01/15/04 @ $105.25)         (CC , Caa3)     01/15/09        10.250     222,000
     210   Phillips Van-Heusen, Senior Subordinated Notes
             (Callable 05/01/03 @ $104.75)                            (B+ , Ba3)      05/01/08         9.500     215,513
     400   Russell Corp., Rule 144A, Private Placement, Senior
             Notes (Callable 05/01/06 @ $104.62) ++                    (BB , B1)      05/01/10         9.250     411,000
                                                                                                              ----------
                                                                                                                 924,763
                                                                                                              ----------

TRANSPORTATION/OTHER (0.9%)
     250   Oglebay Norton Co., Senior Subordinated Notes
             (Callable 02/01/04 @ $105.00)                           (CCC+ , Caa1)    02/01/09        10.000     183,750
     250   Petroleum Helicopters, Inc., Rule 144A, Series B,
             Global Company Guaranteed,
             (Callable 05/01/06 @ $104.69) ++                         (BB- , B1)      05/01/09         9.375     255,000
     450   Transportation Manufacturing Operations, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 05/01/04 @ $105.63)                           (CCC+ , Caa1)    05/01/09        11.250     301,500
                                                                                                              ----------
                                                                                                                 740,250
                                                                                                              ----------

UTILITIES (1.3%)
     250   AES Corp., Senior Unsecured Notes                          (BB- , Ba3)     06/01/09         9.500     138,750
     250   Calpine Canada Energy, Company Guaranteed                   (B+ , B1)      05/01/08         8.500     138,750
     550   Calpine Corp., Senior Notes                                 (B+ , B1)      04/15/09         7.750     283,250
     250   CMS Energy Corp., Senior Notes                              (B+ , B3)      07/15/08         8.900     202,759
     500   CMS Energy Corp., Senior Notes                              (B+ , B3)      01/15/09         7.500     380,532
                                                                                                              ----------
                                                                                                               1,144,041
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

   PAR                                                                RATINGS(#)
  (000)                                                            (S&P / MOODY'S)    MATURITY        RATE%     VALUE
---------                                                          ---------------    --------        -----   ----------
WIRELESS (3.6%)
$    500   Airgate PCS, Inc., Senior Subordinated Notes
             (Callable 10/01/04 @ $106.75)+,  &                      (CCC , Caa1)     10/01/09        13.500  $  122,500
     250   American Cellular Corp., Company Guaranteed
             (Callable 10/15/05 @ $104.75)                           (CCC- , Caa3)    10/15/09         9.500      35,000
     300   Centennial Cellular Corp., Senior Subordinated
             Notes (Callable 12/15/03 @ $105.37)                       (B- , B3)      12/15/08        10.750     151,500
     250   Dobson/Sygnet Communications, Senior Unsecured
             Notes (Callable 12/15/03 @ $106.13)                       (NR , B3)      12/15/08        12.250     158,750
     600   IPCS, Inc., Senior Discount Notes
             (Callable 07/15/05 @ $107.00)+,  [0]                    (CCC , Caa1)     07/15/10        14.000      93,000
     600   Microcell Telecommunications, Inc., Series B,
             Yankee Senior Discount Notes
             (Callable 12/01/02 @ $104.67)                            (NR , Caa3)     06/01/06        14.000       7,500
     525   Nextel Partners, Inc., Senior Discount Notes
             (Callable 02/01/04 @ $107.00)+,  [0]                     (CCC+ , B3)     02/01/09        14.000     228,375
     500   Orange PLC, Yankee Senior Notes
             (Callable 06/01/04 @ $104.50)                           (BBB- , Baa3)    06/01/09         9.000     502,840
     250   Polska Telefonica Cyfrowa International Finance II
             SA, Company Guaranteed, Senior Subordinated Notes
             (Callable 12/01/04 @ $105.625)                            (B+ , B1)      12/01/09        11.250     249,375
     130   TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 04/15/04 @ $105.81) [0]    (BBB , Baa2)     04/15/09        11.625     105,300
     325   TeleCorp PCS, Inc., Company Guaranteed, Senior
             Subordinated Notes (Callable 07/15/05 @ $105.31)+       (BBB , Baa2)     07/15/10        10.625     313,625
     325   Tritel PCS, Inc., Company Guaranteed
             (Callable 05/15/04 @ $106.37) [0]+                      (BBB , Baa2)     05/15/09        12.750     268,125
     250   Triton PCS, Inc., Company Guaranteed, Senior
             Subordinated Discount Notes
             (Callable 05/01/03 @ $105.50)+,  [0]                      (B- , B2)      05/01/08        11.000     187,500
     300   Triton PCS, Inc., Global Company Guaranteed
             (Callable 11/15/06 @ $104.38)                             (B- , B2)      11/15/11         8.750     231,000
     500   U.S. Unwired, Inc., Series B, Company Guaranteed
             (Callable 11/01/04 @ $106.69)+                           (CCC+ , B3)     11/01/09        13.375     117,500
      37   Voicestream Wireless Corp., Senior Discount Notes
             (Callable 11/15/04 @ $105.94)                           (BBB+ , Baa2)    11/15/09        11.875      29,785
     292   Voicestream Wireless Corp., Senior Notes
             (Callable 11/15/04 @ $105.19)                           (BBB+ , Baa2)    11/15/09        10.375     293,460
                                                                                                              ----------
                                                                                                               3,095,135
                                                                                                              ----------
TOTAL CORPORATE BONDS (Cost $98,202,257)                                                                      82,637,206
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                        VALUE
---------                                                                                                     ----------
COMMON STOCKS (0.3%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (0.0%)
  413,097  Cambridge Industries Liquidating Trust* (##) ^                                                     $      248
                                                                                                              ----------

DIVERSIFIED TELECOMMUNICATIONS (0.0%)
     286   WorldCom, Inc.- MCI Group ++,  &                                                                           63
   5,552   WorldCom, Inc.- WorldCom Group ++,  &                                                                     616
                                                                                                              ----------
                                                                                                                     679
                                                                                                              ----------

ENERGY - OTHER (0.0%)
   3,914   Eagle Geophysical, Inc.*, (##) ^                                                                        9,785
                                                                                                              ----------

FOOD PROCESSORS/BEVERAGE/BOTTLING (0.0%)
  10,626   Aurora Foods, Inc.*                                                                                    15,195
                                                                                                              ----------

HOME BUILDERS (0.0%)
   1,600   Capital Pacific Holdings, Inc.*                                                                         6,520
                                                                                                              ----------

INDUSTRIAL - OTHER (0.0%)
     287   First Wave Marine, Inc.*                                                                                7,175
                                                                                                              ----------

MACHINERY (0.0%)
     962   The Manitowoc Company, Inc.                                                                            31,743
                                                                                                              ----------

RETAIL STORES (0.0%)
   8,710   Safelite Glass Corp., Class B*, (##) ^                                                                    435
     588   Safelite Realty Corp.*,  (##) ^                                                                             6
                                                                                                              ----------
                                                                                                                     441
                                                                                                              ----------

SECONDARY OIL & GAS PRODUCERS (0.1%)
   3,135   Southwest Royalties, Inc., Class A* (##) ^                                                             47,433
                                                                                                              ----------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.2%)
  24,285   HCIDirect, Inc., Class A* (##) ^                                                                      135,996
   2,800   Worldtex, Inc* (##) ^                                                                                   5,600
                                                                                                              ----------
                                                                                                                 141,596
                                                                                                              ----------

WIRELESS (0.0%)
       2   Microcell Telecommunications, Inc.*                                                                         0
                                                                                                              ----------
TOTAL COMMON STOCKS (Cost $1,551,513)                                                                            260,815
                                                                                                              ----------

PREFERRED STOCK (0.3%)
CABLE (0.1%)
       8   Adelphia Business Solutions, Inc., Series B                                                                 0
   2,000   Cablevision Systems Corp., Series H                                                                   122,500
  11,890   DIVA Systems Corp., Series C*,  (##) ^                                                                    119
                                                                                                              ----------
                                                                                                                 122,619
                                                                                                              ----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
   1,398   e.spire Communications, Inc.*                                                                              14
                                                                                                              ----------

ENERGY - OTHER (0.1%)
     150   Metretek Technologies, Inc., Series B*,  (##) ^                                                        60,000
                                                                                                              ----------

GAMING   (0.0%)
   1,170   Peninsula Gaming LLC*                                                                                   7,020
                                                                                                              ----------

RESTAURANTS (0.0%)
  10,084   AmeriKing, Inc.                                                                                           101
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                        VALUE
---------                                                                                                     ----------
SERVICES - OTHER (0.0%)
  15,938   Source Media, Inc.*                                                                                $      797
                                                                                                              ----------

TEXTILE/APPAREL/SHOE MANUFACTURING (0.0%)
     857   Worldtex, Inc* (##) ^                                                                                  25,710
                                                                                                              ----------

TRANSPORTATION/OTHER (0.0%)
   9,320   Pegasus Shipping Hellas, Ltd.* (##) ^                                                                   6,710
                                                                                                              ----------

WIRELESS (0.1%)
   3,930   Rural Cellular Corp., Series B                                                                         80,565
                                                                                                              ----------

TOTAL PREFERRED STOCK (Cost $2,422,685)                                                                          303,536
                                                                                                              ----------

WARRANTS (0.2%)
BROADBAND (0.0%)
     146   PLD Telekom, Inc., strike $10.86 expires March 2003*                                                        1
                                                                                                              ----------

CABLE (0.0%)
   7,581   DIVA Systems Corp., Rule 144A, strike $0.01 expires March 2008*,  ++ [0]                                   76
                                                                                                              ----------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.0%)
     500   Carrier1 International SA, Rule 144A, strike $6.71 expires Feburary 2009*,  ++                              5
   2,960   Loral Space & Communications, Ltd.*                                                                       296
                                                                                                              ----------
                                                                                                                     301
                                                                                                              ----------

CONSUMER PRODUCTS/TOBACCO (0.0%)
     500   Jostens, Inc., Rule 144A, strike $0.01 expires May 2010*,  ++                                           9,125
                                                                                                              ----------

DIVERSIFIED TELECOMMUNICATIONS (0.0%)
   1,010   PLD Telekom, Inc., strike $10.86 expires March 2003* (##) ^                                                10
     642   PLD Telekom, Inc., strike $10.86 expires March 2003*                                                        7
                                                                                                              ----------
                                                                                                                      17
                                                                                                              ----------

ELECTRONICS/INFORMATION/DATA TECHNOLOGY (0.0%)
     500   Orbital Imaging Corp., Rule 144A, strike $1.00 expires March 2005*,  ++                                   250
                                                                                                              ----------

ENERGY - OTHER (0.0%)
  15,000   Metretek Technologies, Inc., strike $4.00 expires September 2003*, (##) ^                                 900
                                                                                                              ----------

INDUSTRIAL - OTHER (0.1%)
     617   Grove Investments, Inc., Class A, expires December 2008*                                                    0
     617   Grove Investments, Inc., Class B, expires December 2008*                                                    0
 504,000   International Utility Structures, Inc., strike $1.98 expires February 2003                            100,800
                                                                                                              ----------
                                                                                                                 100,800
                                                                                                              ----------

OIL EQUIPMENT (0.1%)
     750   Key Energy Services, Inc, strike $4.88 expires January 2009*                                           48,750
                                                                                                              ----------

RESTAURANTS (0.0%)
     200   National Restaurant, expires May 2008*                                                                      2
     500   New World Coffee- Manhattan Bagel, Inc., strike $0.01 expires June 2006                                   475
                                                                                                              ----------
                                                                                                                     477
                                                                                                              ----------

RETAIL-FOOD & DRUG (0.0%)
     200   Mrs. Field's Holding Co., Rule 144A, strike $0.01 expires May 2005*,  ++                                  200
                                                                                                              ----------

RETAIL STORES (0.0%)
  21,345   Safelite Glass Corp., Class A, strike $6.50 expires January 2010*, (##) ^                                 214
  14,230   Safelite Glass Corp., Class B, strike $6.50 expires January 2010*, (##) ^                                 142
                                                                                                              ----------
                                                                                                                     356
                                                                                                              ----------

                See Accompanying Notes to Financial Statements.

 NUMBER
OF SHARES                                                                                                       VALUE
---------                                                                                                    -----------
WIRELESS (0.0%)
     500   Airgate PCS, Inc., strike $0.01 expires October 2009*                                             $    11,250
     500   IPCS, Inc., Rule 144A, strike $5.50 expires July 2010*,  ++                                               187
     300   Metricom, Inc., strike $87.00 expires February 2010*                                                        3
                                                                                                             -----------
                                                                                                                  11,440
                                                                                                             -----------
TOTAL WARRANTS (Cost $578,640)                                                                                   172,693
                                                                                                             ----------->

                                                                                                    PAR
                                                                                                   (000)
                                                                                                  --------
SHORT-TERM INVESTMENT (2.1%)
           State Street Bank and Trust Co. Euro Time Deposit 1.688%, 09/03/02 (Cost $1,781,000)    $1,781      1,781,000
                                                                                                             -----------
TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $104,536,095)                                                        85,155,250

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                                                   1,691,215
                                                                                                             -----------
NET ASSETS (100.0%)                                                                                          $86,846,465
                                                                                                             ===========

(#) Credit ratings given by Moody's Investors Services, Inc. and Standard & Poor's Ratings Group are unaudited.

+ Step Bond -- The interest as of August 31, 2002 is 0% and will reset to the interest rate shown at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2002, these securities amounted to a value of $15,807,025 or 18.2% of net assets.

[0]  Security in default.

# Variable rate obligations -- The interest rate shown is the rate as of August 31, 2002.

*    Non-income producing security.

&    Security or portion thereof is out on loan.

(##) Security is valued in good faith by management and approved by the Board of Directors.

^    Illiquid security that is restricted as to resale.

                See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES

                                 AUGUST 31, 2002

                                                             INTERNATIONAL          U.S. CORE          FIXED             HIGH
                                                                  FUND             EQUITY FUND       INCOME FUND      YIELD FUND
                                                            ----------------       ------------    --------------    -------------
ASSETS

   Investments at value (Cost $129,526,439, $8,784,840,
     $372,531,789, $104,536,095, respectively)              $127,441,202(1)        $ 8,263,495     $359,138,962(2)   $85,155,250(3)
   Cash                                                              775                   787              901           52,679
   Foreign currency (Cost $34,386)                                34,376                   --                --               --
   Receivable for investments sold                             1,099,870                   --        45,344,947               --
   Dividend, interest and reclaim receivable                     704,974                15,243        3,343,049        2,278,045
   Receivable from investment adviser                                 --                 9,718               --               --
   Receivable for fund shares sold                                 9,350                    --          111,776           42,497
   Collateral received for securities loaned                   9,219,827                    --       11,076,361        3,184,772
   Prepaid expenses and other assets                              20,351               16,004            65,226           15,453
                                                            ------------           -----------     ------------      -----------
     Total Assets                                            138,530,725            8,305,247       419,081,222       90,728,696
                                                            ------------           -----------     ------------      -----------
LIABILITIES

   Advisory fee payable                                           97,060                    --           74,524            9,620
   Payable upon return of securities loaned                    9,219,827                    --       11,076,361        3,184,772
   Payable for investments purchased                             919,477                75,822      131,913,153               --
   Payable for futures variation margin                               --                    --           23,703               --
   Payable for fund shares redeemed                                7,822                   141           49,586          645,225
   Dividends payable                                                  --                    --               --               --
   Other accrued expenses and payables                           103,182                23,864           80,789           42,614
                                                            ------------           -----------     ------------      -----------
     Total Liabilities                                        10,347,368                99,827      143,218,116        3,882,231
                                                            ------------           -----------     ------------      -----------
NET ASSETS

   Capital stock, $0.001 par value                                14,812                   872           19,542            8,773
   Paid-in capital                                           279,952,894            21,127,656      314,559,029      147,321,658
   Accumulated undistributed net investment income (loss)     (1,336,345)                5,987        5,128,511        2,345,554
   Accumulated net realized loss from investments, futures
     transactions and foreign currency                      (148,393,519)          (12,407,750)     (30,422,551)     (43,448,675)
   Net unrealized depreciation from investments, futures
     transactions and foreign currency translations           (2,054,485)             (521,345)     (13,421,425)     (19,380,845)
                                                            ------------           -----------     ------------      -----------
     Net Assets                                             $128,183,357           $ 8,205,420     $275,863,106      $86,846,465
                                                            ============           ===========     ============      ===========
INSTITUTIONAL SHARES

   Net assets                                               $128,158,324           $ 8,205,420     $275,863,106      $86,846,465
   Shares outstanding                                         14,808,718               872,224       19,541,847        8,772,683
                                                            ------------           -----------     ------------      -----------
   Net asset value,
     offering price and redemption price per share                 $8.65                 $9.41           $14.12            $9.90
                                                                   =====                 =====           ======            =====
B SHARES

     Net assets                                             $      9,269                   N/A              N/A              N/A
     Shares outstanding                                            1,085                   N/A              N/A              N/A
                                                            ------------           -----------     ------------      -----------
     Net asset value and offering price per share                  $8.54                   N/A              N/A              N/A
                                                                   =====                 =====           ======            =====
C SHARES

     Net assets                                             $     15,764                   N/A              N/A              N/A
     Shares outstanding                                            1,848                   N/A              N/A              N/A
                                                            ------------           -----------     ------------      -----------
     Net asset value and offering price per share                  $8.53                   N/A              N/A              N/A
                                                                   =====                 =====           ======            =====

(1)  Including $6,899,899 of securities on loan.

(2)  Including $10,392,437 of securities on loan.

(3)  Including $3,011,984 of securities on loan.

                 See Accompanying Notes to Financial Statements.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2002

                                                             INTERNATIONAL          U.S. CORE          FIXED             HIGH
                                                                  FUND             EQUITY FUND       INCOME FUND      YIELD FUND
                                                            ----------------       ------------    --------------    -------------



INVESTMENT INCOME

   Dividends                                                $  3,967,501           $   351,988     $    483,545      $    84,405
   Interest                                                      101,122                10,175       26,692,786       11,266,084
   Securities Lending                                            247,645                 1,631           17,062            7,442
   Foreign taxes withheld                                       (541,816)                   --               --               --
                                                            ------------           -----------     ------------      -----------
     Total investment income                                   3,774,452               363,794       27,193,393       11,357,931
                                                            ------------           -----------     ------------      -----------
EXPENSES:

   Investment advisory fees                                    1,732,357               185,831        1,740,910          689,973
   Administrative service fees                                   170,729                20,164          293,280           91,741
   Shareholder servicing/Distribution fees                           291                    --               --               --
   Custodian fees                                                101,678                25,052           71,755           16,344
   Legal fees                                                     31,123                31,877           35,460           33,097
   Audit fees                                                     36,696                14,324           20,511           21,904
   Registration fees                                               5,158                21,685           43,655           31,050
   Interest expense                                                1,193                 2,870               --           16,354
   Directors fees                                                 22,770                16,794           22,014           19,350
   Printing fees                                                  83,237                 2,571           57,542           15,813
   Insurance expense                                              58,452                 4,215           17,357            7,320
   Transfer agent expense                                         14,948                 5,677               --           15,199
   Miscellaneous expense                                          13,216                 1,482            2,802            3,694
                                                            ------------           -----------     ------------      -----------
     Total expenses                                            2,271,848               332,542        2,305,286          961,839
   Less: fees waived and transfer agent offsets                      (47)              (84,646)        (216,196)        (271,867)
                                                            ------------           -----------     ------------      -----------
     Net expenses                                              2,271,801               247,896        2,089,090          689,972
                                                            ------------           -----------     ------------      -----------
     Net investment income                                     1,502,651               115,898       25,104,303       10,667,959
                                                            ------------           -----------     ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
   INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS

   Net realized (loss) from investments                      (61,168,338)           (5,814,969)     (18,530,594 )    (23,260,912)
                                                            ------------           -----------     ------------      -----------
     Net realized loss from foreign currency transactions     (2,131,392)                   --         (124,742)              --
     Net realized gain (loss) from futures contracts                  --                    --       (1,259,651)              --
     Net change in unrealized appreciation (depreciation)
             from investments                                 14,186,458             2,560,487      (20,208,763)       5,900,085
     Net change in unrealized appreciation (depreciation)
             from futures transactions                                --                    --           (7,516)              --
     Net change in unrealized appreciation (depreciation)
             from foreign currency translations                1,104,697                    --         (189,361)              --
                                                            ------------           -----------     ------------      -----------
     Net realized and unrealized gain (loss) from
             investments, futures transactions and foreign
             currency related items                          (48,008,575)           (3,254,482)     (40,320,627)     (17,360,827)
                                                            ------------           -----------     ------------      -----------
   Net decrease in net assets resulting from
     operations                                             $(46,505,924)          $(3,138,584)    $(15,216,324)     $(6,692,868)
                                                            ============           ===========     ============      ===========

                 See Accompanying Notes to Financial Statements.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                INTERNATIONAL FUND                   U.S. CORE EQUITY FUND
                                                            -------------------------------     ---------------------------------
                                                             FOR THE YEAR ENDED AUGUST 31,        FOR THE YEAR ENDED AUGUST 31,
                                                            -------------------------------     ---------------------------------
                                                                2002                  2001              2002             2001
                                                            ------------           -----------     -----------       -----------
FROM OPERATIONS

   Net investment income                                    $  1,502,651          $  1,640,656     $    115,898      $   173,363
   Net realized gain (loss) from investments and
     foreign currency transactions                           (63,299,730)          (86,879,050)      (5,814,969)      (5,477,345)
   Net change in unrealized appreciation
     (depreciation) from investments and
     foreign currency translations                            15,291,155           (58,077,766)       2,560,487      (10,085,274)
                                                            ------------          ------------     ------------      -----------
     Net increase (decrease) in net assets
          resulting from operations                          (46,505,924)         (143,316,160)      (3,138,584)     (15,389,256)
                                                            ------------          ------------     ------------      -----------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Institutional class shares                                       --            (1,756,238)        (263,603)        (128,200)
     B class shares                                                   --                    --               --               --
     C class shares
   Distributions from net realized gains
     Institutional class shares                                       --          (119,091,123)          (2,312)     (14,288,404)
     B class shares                                                   --                    --               --               --
     C class shares                                                   --                    --               --               --
                                                            ------------          ------------     ------------      -----------
     Net decrease in net assets from dividends
          and distributions                                           --          (120,847,361)        (265,915)     (14,416,604)
                                                            ------------          ------------     ------------      -----------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from sale of shares                               80,078,479            60,903,358        4,286,718        9,777,045
   Reinvestment of dividends and distributions                        --           117,864,284          263,905       14,301,493
   Net asset value of shares redeemed                       (150,137,832)         (175,769,750)(1)  (40,204,048)     (15,352,515)
                                                            ------------          ------------     ------------      -----------
     Net increase (decrease) in net assets from
          capital share transactions:                        (70,059,353)            2,997,892      (35,653,425)       8,726,023
                                                            ------------          ------------     ------------      -----------
   Net increase (decrease) in net assets                    (116,565,277)         (261,165,629)     (39,057,924)     (21,079,837)
NET ASSETS

   Beginning of year                                         244,748,634           505,914,263       47,263,344       68,343,181
                                                            ------------          ------------     ------------      -----------
   End of year                                              $128,183,357          $244,748,634     $  8,205,420      $47,263,344
                                                            ============          ============     ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $ (1,336,345)         $ (2,281,471)    $      5,987      $   154,395
                                                            ============          ============     ============      ===========


(1) Includes redemption of $35,702,991 as a result of redemption in-kind on October 31, 2000.



                 See Accompanying Notes to Financial Statements.

                                                                    FIXED INCOME FUND                      HIGH YIELD FUND
                                                            ----------------------------------     -----------------------------
                                                              FOR THE YEAR ENDED AUGUST 31,        FOR THE YEAR ENDED AUGUST 31,
                                                            ----------------------------------     -----------------------------
                                                                2002                  2001               2002              2001
                                                            ------------          ------------     ------------      -----------
FROM OPERATIONS

   Net investment income                                    $ 25,104,303          $ 30,363,208     $ 10,667,959      $11,161,972
   Net realized gain (loss) from investments
     and foreign currency transactions                       (19,914,987)           13,444,352      (23,260,912)      (8,259,158)
   Net change in unrealized appreciation
     (depreciation) from investments, futures
     transactions and foreign currency translations          (20,405,640)           11,770,852        5,900,085       (9,384,238)
                                                            ------------          ------------     ------------      -----------
     Net increase (decrease) in net assets
         resulting from  operations                          (15,216,324)           55,578,412       (6,692,868)      (6,481,424)
                                                            ------------          ------------     ------------      -----------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Common class shares                                              --                    --               --         (986,354)
     Institutional class shares                              (26,229,334)          (30,049,605)     (10,578,107)     (10,607,499)
   Distributions from net realized gains
     Institutional class shares                              (13,093,545)                   --               --               --
                                                            ------------          ------------     ------------      -----------
     Net decrease in net assets from dividends
         and distributions                                   (39,322,879)          (30,049,605)     (10,578,107)     (11,593,853)
                                                            ------------          ------------     ------------      -----------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from sale of shares                               52,659,591           154,952,904       51,739,931       37,133,368
   Reinvestment of dividends and distributions                38,737,562            29,412,949        8,243,070       10,365,013
   Net asset value of shares redeemed                       (293,621,793)         (117,612,337)     (53,873,881)     (47,274,311)
                                                            ------------          ------------     ------------      -----------
     Net increase (decrease) in net assets from
         capital share transactions                         (202,224,640)           66,753,516        6,109,120          224,070
                                                            ------------          ------------     ------------      -----------
   Net increase (decrease) in net assets                    (256,763,843)           92,282,323      (11,161,855)     (17,851,207)
                                                            ------------          ------------     ------------      -----------
NET ASSETS

   Beginning of year                                         532,626,949           440,344,626       98,008,320      115,859,257
                                                            ------------          ------------     ------------      -----------
   End of year                                              $275,863,106          $532,626,949     $ 86,846,465      $98,008,320
                                                            ============          ============     ============      ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                  $  5,128,511          $  4,297,059     $  2,345,554      $ 1,601,036
                                                            ============          ============     ============      ===========

                 See AccompanyingNotes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS

 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)


                                                                               FOR THE YEAR ENDED AUGUST 31,
                                                                ---------------------------------------------------
                                                                 2002         2001         2000          1999      1998
                                                                --------    --------     --------      --------   -------
PER SHARE DATA

Net asset value, beginning of period                            $  10.86    $  23.61     $  23.47      $  22.70   $ 22.22
                                                                --------    --------     --------      --------   --------
INVESTMENT OPERATIONS

      Net investment income                                         0.07(1)     0.08         0.05          0.14       0.15
      Net gain (loss) on investments
                 and foreign currency related items
                 (both realized and unrealized)                    (2.28)      (6.45)        4.19          2.90       3.26
                                                                --------    --------     --------      --------   --------
                 Total from investment operations                  (2.21)      (6.37)        4.24          3.04       3.41
                                                                --------    --------     --------      --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS

      Dividends from net investment income                            --       (0.09)       (0.10)        (0.28)        --
      Distributions from net realized gains                           --       (6.29)       (4.00)        (1.99)     (2.93)
                                                                --------    --------     --------      --------   --------
                 Total dividends and distributions                    --       (6.38)       (4.10)        (2.27)     (2.93)
                                                                --------    --------     --------      --------   --------
NET ASSET VALUE, END OF PERIOD                                  $   8.65    $  10.86     $  23.61      $  23.47   $  22.70
                                                                ========    ========     ========      ========   ========
                 Total Return(2)                                (20.35)%    (34.01)%       17.81%        13.88%     16.74%

RATIOS AND SUPPLEMENTAL DATA
      Net assets, end of period
                 (000s omitted)                                 $128,158    $244,726     $505,914      $675,118   $623,482
                 Ratio of expenses to average
                  net assets                                       1.05%(3)    1.08%(3)     1.07%         1.21%      1.14%
                 Ratio of net investment income to
                  average net assets                               0.69%       0.49%        0.04%         0.60%      0.72%
                 Decrease reflected in above operating expense
                  ratios due to waivers/reimbursements               --          --           --          0.01%      0.09%
      Portfolio turnover rate                                       163%        139%         128%          182%       141%


----------
(1) Per share information is calculated using the average share outstanding method.
(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS
      (FOR A CLASS B SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                FOR THE YEAR ENDED AUGUST 31,
                                                                                                -----------------------------
                                                                                                        2002       2001(1)
                                                                                                       ------     ------
PER SHARE DATA

Net asset value, beginning of period                                                                   $10.84     $11.19
                                                                                                       ------     ------
INVESTMENT OPERATIONS

  Net investment income (loss)                                                                          (0.02)(2)     --(3)
  Net gain (loss) on investments and foreign currency related items
    (both realized and unrealized)                                                                      (2.28)     (0.35)
                                                                                                       ------     ------
    Total from investment operations                                                                    (2.30)     (0.35)
                                                                                                       ------     ------
NET ASSET VALUE, END OF PERIOD                                                                          $8.54     $10.84
                                                                                                       ======     ======
    Total Return(4)                                                                                  (21.22)%    (3.13)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                                                             $    9     $    1
    Ratio of expenses to average net assets(5)                                                          2.05%      1.96%(6)
    Ratio of net investment income to average net assets                                              (0.18)%    (0.20)%(6)
  Portfolio turnover rate                                                                               163 %       139%


----------

(1)  For the period July 31, 2001 (inception date) through August 31, 2001.
(2) Per share information is calculated using the average share outstanding method.
(3)  This amount represents less than 0.01 per share.
(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.
(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL INTERNATIONAL FUND
                              FINANCIAL HIGHLIGHTS
      (FOR A CLASS C SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 FOR THE YEAR ENDED AUGUST 31,
                                                                                                 -----------------------------
                                                                                                        2002       2001(1)
                                                                                                       ------     ------
PER SHARE DATA

Net asset value, beginning of period                                                                   $10.84     $11.19
                                                                                                       ------     ------
INVESTMENT OPERATIONS

  Net investment income (loss)                                                                          (0.03)(2)     --(3)
  Net gain (loss) on investments and foreign currency related items
    (both realized and unrealized)                                                                      (2.28)     (0.35)
                                                                                                       ------     ------
    Total from investment operations                                                                    (2.31)     (0.35)
                                                                                                       ------     ------
NET ASSET VALUE, END OF PERIOD                                                                         $ 8.53     $10.84
                                                                                                      =======     ======
    Total Return(4)                                                                                  (21.31)%    (3.13)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                                                             $   16     $   20
    Ratio of expenses to average net assets(5)                                                          2.05%      1.89%(6)
    Ratio of net investment income to average net assets                                              (0.27)%    (0.03)%(6)
  Portfolio turnover rate                                                                                163%       139%



----------
(1)  For the period July 31, 2001 (inception date) through August 31, 2001.
(2) Per share information is calculated using the average share outstanding method.
(3)  This amount represents less than 0.01 per share.
(4) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.
(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

               CREDIT SUISSE INSTITUTIONAL U.S. CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)


                                                                              FOR THE YEAR ENDED AUGUST 31,
                                                                     -----------------------------------------------
                                                                          2002      2001       2000      1999      1998
                                                                       --------   --------    -------   -------   --------
PER SHARE DATA

Net asset value, beginning of period                                     $11.98    $ 20.59    $ 19.58   $ 21.73    $ 24.40
                                                                       --------   --------    -------   -------   --------
INVESTMENT OPERATIONS

         Net investment income                                             0.05(1)    0.05       0.07      0.07       0.01
         Net gain (loss) on investments
                   (both realized and unrealized)                         (2.55)     (4.21)      3.99      7.56       0.88
                                                                       --------   --------    -------   -------   --------
                   Total from investment operations                       (2.50)     (4.16)      4.06      7.63       0.89
                                                                       --------   --------    -------   -------   --------
LESS DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income                             (0.07)     (0.04)     (0.07)    (0.04)     (0.13)
         Distributions from net realized gains                               --(2)   (4.41)     (2.98)    (9.74)     (3.43)
                                                                       --------   --------    -------   -------   --------
                   Total dividends and distributions                      (0.07)     (4.45)     (3.05)    (9.78)     (3.56)
                                                                       --------   --------    -------   -------   --------
NET ASSET VALUE, END OF PERIOD                                           $ 9.41    $ 11.98    $ 20.59   $ 19.58   $  21.73
                                                                       ========   ========    =======   =======   ========
                   Total Return(3)                                     (21.01)%   (22.92)%     22.90%    38.07%      3.18%

RATIOS AND SUPPLEMENTAL DATA
         Net assets, end of period

                   (000s omitted)                                        $8,205   $ 47,263    $68,343   $70,081   $ 63,514
                   Ratio of expenses to average net assets                1.00%(4)   1.00%(4)   1.00%     0.99%      1.00%
                   Ratio of net investment income to average net assets   0.47%      0.31%      0.32%     0.32%      0.23%
                   Decrease reflected in above operating expense
                            ratios due to waivers/reimbursements          0.34%      0.08%      0.14%     0.23%      0.18%
         Portfolio turnover rate                                           185%        83%        97%      110%       164%


----------
(1) Per share information is calculated using the average share outstanding method.
(2)  This amount represents less than 0.01 per share.
(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

                 CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS
 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                  FOR THE YEAR ENDED AUGUST 31,
                                                                           -----------------------------------------------------
                                                                            2002(1)     2001        2000       1999       1998
                                                                           --------   --------     --------  --------   --------
PER SHARE DATA

Net asset value, beginning of period                                        $ 15.79   $  14.95     $  15.01  $  15.72    $ 15.65
                                                                           --------   --------     --------  --------   --------
INVESTMENT OPERATIONS

          Net investment income(loss)                                          0.83       1.02         0.94      0.93       0.84
          Net gain (loss) on investments and futures transactions
                    (both realized and unrealized)                            (1.27)      0.85        (0.01)    (0.56)      0.33
                                                                           --------   --------     --------  --------   --------
                    Total from investment operations                          (0.44)      1.87         0.93      0.37       1.17
                                                                           --------   --------     --------  --------   --------
LESS DIVIDENDS AND DISTRIBUTIONS

          Dividends from net investment income                                (0.83)     (1.03)       (0.97)    (0.91)     (0.87)
          Distributions from net realized gains                               (0.40)        --        (0.02)    (0.17)     (0.23)
                                                                           --------   --------     --------  --------   --------
                    Total dividends and distributions                         (1.23)     (1.03)       (0.99)    (1.08)     (1.10)
                                                                           --------   --------     --------  --------   --------
NET ASSET VALUE, END OF PERIOD                                              $ 14.12   $  15.79     $  14.95  $  15.01    $ 15.72
                                                                           ========   ========     ========  ========
                    Total Return(2)                                         (2.92)%     13.02%        6.43%     2.37%      7.77%

RATIOS AND SUPPLEMENTAL DATA
          Net assets, end of period

                    (000s omitted)                                         $275,863   $532,627     $440,345  $350,844   $393,533
                    Ratio of expenses to average net assets                   0.45%(3)   0.45%(3)     0.45%     0.44%      0.47%
                    Ratio of net investment income to average net assets      5.41%      6.71%        6.51%     5.90%      5.87%
                    Decrease reflected in above operating expense
                           ratios due to waivers/reimbursements               0.05%      0.06%        0.11%    0.18 %      0.27%
          Portfolio turnover rate                                              526%       449%         520%      569%       372%

----------
(1) As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

                   CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND
                              FINANCIAL HIGHLIGHTS
 (FOR AN INSTITUTIONAL CLASS SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                       FOR THE YEAR ENDED AUGUST 31,
                                                                           ------------------------------------------------------
                                                                             2002        2001        2000       1999       1998
                                                                           --------    -------     --------    -------    -------
PER SHARE DATA

Net asset value, beginning of period                                       $  11.84    $ 14.11     $  15.32    $ 16.60    $ 17.08
                                                                           --------    -------     --------    -------    -------
INVESTMENT OPERATIONS

       Net investment income (loss)                                            1.17       1.40         1.41       1.42       1.43
       Net gain (loss) on investments
                 (both realized and unrealized)                               (1.94)     (2.21)       (1.13)     (1.33)     (0.49)
                                                                           --------    -------     --------    -------    -------
                 Total from investment operations                             (0.77)     (0.81)        0.28       0.09       0.94
                                                                           --------    -------     --------    -------    -------
LESS DIVIDENDS

       Dividends from net investment income                                   (1.17)     (1.46)       (1.49)     (1.37)     (1.42)
                                                                           --------    -------     --------    -------    -------
NET ASSET VALUE, END OF PERIOD                                             $   9.90    $ 11.84     $  14.11    $ 15.32    $ 16.60
                                                                           ========    =======     ========    =======    =======
                 Total Return(1)                                            (6.88)%    (5.71)%        1.84%      0.67%      5.48%

RATIOS AND SUPPLEMENTAL DATA
       Net assets, end of period

                 (000s omitted)                                            $ 86,846    $98,008     $ 94,333    $95,129    $94,044
                 Ratios of expenses to average net assets                     0.70%(2)   0.70%(2)     0.70%(2)   0.69%      0.70%
                 Ratio of net investment income to average net assets        10.15%(3)  11.06%        9.59%      9.10%      8.12%
                 Decrease reflected in above operating expense
                           rations due to waivers/reimbursements              0.27%      0.30%        0.45%      0.35%      0.44%
       Portfolio turnover rate                                                  52%        20%          31%        40%        60%






----------
(1) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Fund's expense ratio.
(3) During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued for in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

                 See Accompanying Notes to Financial Statements.

                     CREDIT SUISSE INSTITUTIONAL FUNDS
                       NOTES TO FINANCIAL STATEMENTS
                              AUGUST 31, 2002


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse Institutional Funds covered in the report are comprised of Credit Suisse Institutional International Fund ("International"), Credit Suisse Institutional U.S. Core Equity Fund ("Core Equity"), Credit Suisse Institutional Fixed Income Fund ("Fixed Income"), and Credit Suisse Institutional High Yield Fund ("High Yield") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. The Funds were incorporated on July 31, 1998 as a Maryland Corporation.

     Investment objectives for each Fund are as follows: International and Core Equity seek long-term appreciation of capital; Fixed Income and High Yield seek high total return.

     Core Equity, Fixed Income and High Yield are authorized to offer three classes of shares: Common, Advisor and Institutional, although only Institutional shares of each Fund are currently offered. International is authorized to offer six classes of shares: Common, Advisor, Institutional, Class A (ceased operations August 29, 2002), Class B and Class C, although only Institutional shares are currently offered. Effective December 12, 2001, the Class A, Class B and Class C shares of International are closed to new investments. Class B shares are sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. In addition, Common, Class A, Class B and Class C shares bear a co-administration fee. No compensation is payable for distribution services for each Fund's Institutional shares.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

              B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

              Effective September 1, 2001, the Funds adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities presently included in realized gains and losses, as a component of interest income. The effect of this change for the year ended August 31, 2002 to Fixed Income was to increase net investment income by $175,029 and to decrease net realized gains (losses) by $175,029. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for Fixed Income and High Yield. Dividends from net investment income are declared and paid annually for International and Core Equity. Distributions of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

              E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

              G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

              H) FORWARD FOREIGN CURRENCY CONTRACTS -- Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. International and Fixed Income had no open forward foreign currency contracts at August 31, 2002.

              I) FUTURES TRANSACTIONS -- Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash or pledge U.S. Government securities as an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At August 31, 2002, Fixed Income held the following futures contracts:

                                                                                                        UNREALIZED
     FUTURES                                     EXPIRATION       CONTRACT        CONTRACTS            APPRECIATION
     CONTRACT                                       DATE           AMOUNT           VALUE             (DEPRECIATION)
     ---------------------------------------------------------------------------------------------------------------
     U.S. Treasury 2 Year Notes Futures          12/30/2002    $  34,840,718    $  34,883,312           $   42,594
     U.S. Treasury 10 Year Notes Futures         12/19/2002        5,101,245        5,141,938               40,693
                                                               -------------    -------------           ----------
                                                               $  39,941,963    $  40,025,250           $   83,287
                                                               =============    =============           ==========
     U.S. Treasury 5 Year Notes Futures          12/19/2002     (15,129,116)     (15,230,547)            (101,431)
     U.S. Treasury Bond Futures                  12/20/2002      (1,415,422)      (1,425,938)             (10,516)
                                                               -------------    -------------           ----------
                                                               $(16,544,538)    $(16,656,485)           $(111,947)
                                                               =============    =============           ==========

         J) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

         K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         The market value of securities on loan to brokers and the value of collateral held by International, Fixed Income, and High Yield Funds with respect to such loans (including the right to draw on letters of credits) at August 31, 2002 is as follows:

                                                    MARKET VALUE OF        VALUE OF
     FUND                                          SECURITIES LOANED  COLLATERAL RECEIVED
     -------------------------------------------------------------------------------------
     International                                    $ 6,899,899        $ 7,434,206
     Fixed Income                                      10,392,437         11,076,361
     High Yield                                         3,011,984          3,184,772

         Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Funds' to act as the securities lending agent. For the year ended August 31, 2002, income earned for the Funds from securities lending transactions are as follows:

     FUND                                             INCOME EARNED
     --------------------------------------------------------------
     International                                       $247,645
     Core Equity                                            1,631
     Fixed Income                                          17,062
     High Yield                                             7,442

         Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

              L) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

              The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for each of the four Funds described herein. For its investment advisory services, CSAM is entitled to receive a fee from the Funds based on the following fee structure:

     FUND                                                    ANNUAL RATE
     -------------------------------------------------------------------------------
     International                                 0.80% of average daily net assets
     Core Equity                                   0.75% of average daily net assets
     Fixed Income                                  0.375% of average daily net assets
     High Yield                                    0.70% of average daily net assets

     For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived for each of the four Funds were as follows:

                                                          GROSS                                      NET
                                                        ADVISORY                                  ADVISORY
     FUND                                                  FEE               WAIVER                  FEE
     ------------------------------------------------------------------------------------------------------
     International                                     $1,732,357                $--             $1,732,357
     Core Equity                                          185,831            (84,641)               101,190
     Fixed Income                                       1,740,910           (216,189)             1,524,721
     High Yield                                           689,973           (269,003)               420,970

     Subsequent to the period covered by this report, management determined that the Funds' advisory contract had lapsed due to an administrative error. The Funds' adviser intends to take all necessary steps to remedy this error, including seeking Board and shareholder approval to retain the amounts paid to the adviser during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract. Disclosure in these financial statements related to or dependent upon CSAM's advisory fees have been set forth assuming that this remedial action has been taken.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective June 1, 2002.

     For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of International Fund's average daily net assets of the Class B and Class C shares. No compensation is payable by the Funds to CSAMSI for administrative services for the Institutional shares. For the year ended August 31, 2002, administrative services fees earned and voluntarily waived for the International Fund by CSAMSI were $30 and $30, respectively.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     FUND                                                  ANNUAL RATE
     --------------------------------------------------------------------------
     International                                 .08% for first $500 million
                                                   .07% for next $1 billion
                                                   .06% for over $1.5 billion
     Core Equity                                   .075% for first $500 million
                                                   .065% for next $1 billion
                                                   .055% for over $1.5 billion
     Fixed Income & High Yield                     .07% for first $150 million
                                                   .06% for next $150 million
                                                   .05% for over $300 million

     For the period September 1, 2001 through May 31, 2002, co-administrative services fees earned, by PFPC (including out-of-pocket expenses) were as follows:

     FUND                                       CO-ADMINISTRATION FEE
     ----------------------------------------------------------------
     International                                     $131,616
     Core Equity                                         17,864
     Fixed Income                                       216,610
     High Yield                                          70,012

     For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

     AVERAGE DAILY NET ASSETS                                ANNUAL RATE
     -------------------------------------------------------------------------------
     First $5 billion                              .050% of average daily net assets
     Next $5 billion                               .035% of average daily net assets
     Over $10 billion                              .020% of average daily net assets

     For the period June 1, 2002 to August 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were as follows:

     FUND                                       CO-ADMINISTRATOR FEE
     ---------------------------------------------------------------
     International                                      $39,083
     Core Equity                                          2,300
     Fixed Income                                        76,670
     High Yield                                          21,729

     In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee was calculated at an annual rate of .25% of the average daily net assets of the Class A shares of International. For Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of International.

     For the year ended August 31, 2002, distribution fees paid to CSAMSI were as follows:

     FUND                                         DISTRIBUTION FEE
     -------------------------------------------------------------
     International
        Class A(1)                                          $ 3
        Class B                                             103
        Class C                                             185

(1)  For the period ended August 29, 2002 (ceased operations).

     Boston Financial Data Services, Inc. ("BFDS") serves as each Funds' transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended August 31, 2002, the Funds received credits or reimbursements under this arrangement as follows:

     FUND                                         DISTRIBUTION FEE
     -------------------------------------------------------------
     International                                       $17
     Core Equity                                           5
     Fixed Income                                          7
     High Yield                                            8

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended August 31, 2002, there were no reimbursements paid to CSAM by any of the Funds.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended August 31, 2002, Merrill was paid for its services by the Funds as follows:

                                                      FINANCIAL
     FUND                                         PRINTING SERVICES
     --------------------------------------------------------------
     International                                      $66,886
     Core Equity                                          8,805
     Fixed Income                                        49,866
     High Yield                                          14,387


NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At August 31, 2002, there were no loans outstanding for the Funds either under the New Credit Facility or the Prior Credit Facility. For the year ended August 31, 2002, the following Funds had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

                                                                        WEIGHTED
                                                                         AVERAGE         MAXIMUM
                                                    AVERAGE DAILY       INTEREST       DAILY LOAN
     FUND                                           LOAN BALANCE          RATE%        OUTSTANDING
     ---------------------------------------------------------------------------------------------
     International                                   $6,458,267          2.269%       $11,439,000
     Core Equity                                      3,173,364          2.345%         6,882,000
     Fixed Income                                     1,271,000          2.325%         1,477,000
     High Yield                                       2,391,467          2.290%         4,339,000

NOTE 4. PURCHASE AND SALES OF SECURITIES

For the year ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                           U.S. GOVERNMENT AND
                                                       INVESTMENT SECURITIES               AGENCY OBLIGATIONS
                                                   -----------------------------    -------------------------------
     FUND                                           PURCHASES           SALES          PURCHASES          SALES
     --------------------------------------------------------------------------------------------------------------
     International                                 $351,740,613     $427,937,489    $           --   $           --
     Core Equity                                     46,625,302       82,536,655                --               --
     Fixed Income                                   266,320,178      397,357,786     2,128,154,177    2,189,063,653
     High Yield                                      59,257,588       48,521,832                --               --


NOTE 5. CAPITAL SHARE TRANSACTIONS

     Each Fund except the International Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share and the International Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

                                                                                    INTERNATIONAL FUND
                                                                --------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                       AUGUST 31, 2002              AUGUST 31, 2001
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                    8,022,504  $  80,068,479     5,004,131  $  60,879,964
   Shares issued in reinvestment of distributions                        --             --     8,023,437    117,864,284
   Shares redeemed                                              (15,755,602)  (150,136,955)  (11,915,181)  (175,769,750)
                                                                -----------  -------------   -----------  -------------
   Net increase (decrease)                                       (7,733,098) $ (70,068,476)    1,112,387  $   2,974,498
                                                                ===========  =============   ===========  =============

                                                                                    INTERNATIONAL FUND
                                                                --------------------------------------------------------
                                                                                          CLASS A
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                     AUGUST 31, 2002(1)            AUGUST 31, 2001(2)
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                           --           $ --            98         $1,094
   Shares redeemed                                                      (98)          (839)           --             --
                                                                -----------  -------------   -----------  -------------
   Net increase (decrease)                                              (98)         $(839)           98         $1,094
                                                                ===========  =============   ===========  =============
                                                                                    INTERNATIONAL FUND
                                                                --------------------------------------------------------
                                                                                          CLASS B
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED          FOR THE PERIOD ENDED
                                                                       AUGUST 31, 2002            AUGUST 31, 2001(2)
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                          984        $10,000           104         $1,151
   Shares redeemed                                                       (2)           (19)           --             --
                                                                -----------  -------------   -----------  -------------
   Net increase                                                         982        $ 9,981           104         $1,151
                                                                ===========  =============   ===========  =============

                                                                                    INTERNATIONAL FUND
                                                                --------------------------------------------------------
                                                                                          CLASS C
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                       AUGUST 31, 2002            AUGUST 31, 2001(2)
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                           --             $--        1,850        $21,150
   Shares redeemed                                                       (2)           (19)           --             --
                                                                -----------  -------------   -----------  -------------
   Net increase                                                          (2)          $(19)        1,850        $21,150
                                                                ===========  =============   ===========  =============

                                                                                   U.S. CORE EQUITY FUND
                                                                --------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                       AUGUST 31, 2002              AUGUST 31, 2001
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                      372,572   $  4,286,718       714,002   $  9,777,045
   Shares issued in reinvestment of dividend and distributions       21,685        263,905     1,043,143     14,301,493
   Shares redeemed                                               (3,466,576)   (40,204,048)   (1,131,651)   (15,352,515)
                                                                 ----------   ------------    ----------   ------------
   Net increase (decrease)                                       (3,072,319)  $(35,653,425)      625,494   $  8,726,023
                                                                 ==========   ============    ==========   ============
                                                                                     FIXED INCOME FUND
                                                                --------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                       AUGUST 31, 2002              AUGUST 31, 2001
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                    3,512,892  $  52,659,591     9,975,897  $ 154,952,904
   Shares issued in reinvestment of dividend and distributions    2,624,602     38,737,562     1,946,116     29,412,949
   Shares redeemed                                              (20,325,988)  (293,621,793)   (7,644,915)  (117,612,337)
                                                                -----------  -------------    ----------  -------------
   Net increase (decrease)                                      (14,188,494) $(202,224,640)    4,277,098  $  66,753,516
                                                                ===========  =============    ==========  =============
                                                                                      HIGH YIELD FUND
                                                                --------------------------------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                                --------------------------------------------------------
                                                                     FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                                       AUGUST 31, 2002              AUGUST 31, 2001
                                                                ---------------------------  ---------------------------
                                                                    SHARES        VALUE          SHARES        VALUE
                                                                --------------------------------------------------------
   Shares sold                                                    4,709,817   $ 51,739,931     2,664,686   $ 33,025,601
   Shares issued in reinvestment of dividends                       766,978      8,243,070       787,182      9,686,761
   Shares redeemed                                               (4,982,604)   (53,873,881)   (1,859,830)   (23,538,789)
                                                                 ----------  -------------    ----------   ------------
   Net increase                                                     494,191   $  6,109,120     1,592,038   $ 19,173,573
                                                                 ==========  =============    ==========   ============


(1)  For the period ended August 29, 2002 (ceased operations).

(2)  For the period July 31, 2001 (inception date) to August 31, 2001.

     On August 31, 2002, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                                    NUMBER OF   APPROXIMATE PERCENTAGE
                                                  SHAREHOLDERS   OF OUTSTANDING SHARES
            --------------------------------------------------------------------------
            International
                  Institutional Class                  5                   76%
                  Class B                              2                   98%
                  Class C                              1                   94%
            U.S. Core Equity
                  Institutional Class                  3                   93%
            Fixed Income
                  Institutional Class                  5                   81%
            High Yield
                  Institutional Class                  2                   67%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses, paydowns and excise tax regulations.

     The tax character of dividends and distributions paid during the period ended August 31 were as follows:

                                                            ORDINARY INCOME                LONG-TERM CAPITAL GAIN
                                                     ---------------------------         --------------------------
                                                        2002              2001             2002              2001
     --------------------------------------------------------------------------------------------------------------
     International                                  $        --      $80,720,722           $    --      $40,126,639
     Core Equity                                        263,595       10,185,053             2,320        4,231,551
     Fixed Income                                    37,144,329       30,049,605         2,178,550               --
     High Yield                                      10,578,107       11,593,853                --               --

     At August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                    INTERNATIONAL      CORE EQUITY     FIXED INCOME       HIGH YIELD
     ---------------------------------------------------------------------------------------------------------------
     Undistributed ordinary income                $  (1,336,345)    $      5,987      $  5,600,395     $  2,780,053
     Accumulated net realized loss                 (144,945,519)     (12,151,578)      (30,308,004)     (43,308,851)
     Unrealized appreciation (depreciation)          (5,502,485)        (777,517)      (14,007,856)     (19,955,168)
                                                  -------------     ------------      ------------     ------------
                                                   (151,784,349)     (12,923,108)      (38,715,465)     (60,483,966)
                                                  =============      ===========      ============     ============


     At August 31, 2002, the Fund's had capital loss carryovers available to offset possible future capital gains as follows:

                                                          EXPIRES AUGUST 31,

                          2003            2005            2007             2008             2009             2010
     --------------------------------------------------------------------------------------------------------------
     International    $       --       $       --       $     --        $       --       $3,553,884     $85,088,492
     Core Equity              --               --             --                --               --      12,151,578
     Fixed Income             --               --             --                --               --              --
     High Yield        4,986,021        3,354,749        341,638         1,857,162               --       9,989,083

     Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the following Funds elected to defer net losses arising between November 1, 2001 and August 31, 2002.

                                                       AMOUNT
     ----------------------------------------------------------
     International                                  $57,639,488
     Core Equity                                             --
     Fixed Income                                    30,308,004
     High Yield                                      22,780,198

     At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                                                                                       NET UNREALIZED
                                                                  GROSS UNREALIZED   GROSS UNREALIZED    APPRECIATION/
     FUND                                        IDENTIFIED COST    APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
     -----------------------------------------------------------------------------------------------------------------
     International                                 $132,974,439       $6,232,751       $(11,735,236)    $ (5,502,485)
     Core Equity                                      9,041,012          296,636         (1,074,153)        (777,517)
     Fixed Income                                   373,118,220        4,970,515        (18,978,371)     (14,007,856)
     High Yield                                     105,110,417        2,378,189        (22,333,356)     (19,955,167)

     At August 31, 2002, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and Paid-in Capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, paydowns, defaulted bonds, passive foreign investment companies and forward foreign currency contracts. Net assets were not affected by these reclassifications:

                                                                              INCREASE (DECREASE)
                                                                   -----------------------------------------
                                                                                           ACCUMULATED NET
                                                     PAID-IN       UNDISTRIBUTED NET    REALIZED GAIN (LOSS)
     FUND                                            CAPITAL       INVESTMENT INCOME       ON INVESTMENTS
     -------------------------------------------------------------------------------------------------------
     International                                  $(640,747)        $ (557,525)           $ 1,198,272
     Core Equity                                           --               (703)                   703
     Fixed Income                                          --          1,956,483             (1,956,483)
     High Yield                                            --            654,666               (654,666)

NOTE 7. SUBSEQUENT EVENTS

     Effective October 24, 2002, the International Funds Class B and Class C shares closed. The Class B and Class C shares had no assets as of this date and there is no plan to reopen these classes at this time. In addition, Institutional US Core Equity Fund ceased operations. The Fund had no assets as of this date and there is no plan to reopen this Fund at this time.

     At a special meeting of shareholders of the International Fund, held at 466 Lexington Avenue 16th Floor, New York, NY 10017 on Wednesday October 9, 2002 at 2:00 P.M., a Sub-Investment Advisory Agreement among the Fund, CSAM and Credit Suisse Asset Management Limited ("CSAM Australia") was approved.

                        CREDIT SUISSE INSTITUTIONAL FUNDS
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Institutional International Fund, Inc.;
   Credit Suisse Institutional U.S. Core Equity Fund, Inc.;
   Credit Suisse Institutional Fixed Income Fund, Inc.;
   Credit Suisse Institutional High Yield Fund, Inc.:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional International Fund, Inc., Credit Suisse Institutional U.S. Core Equity Fund, Inc., Credit Suisse Institutional Fixed Income Fund, Inc. and Credit Suisse Institutional High Yield Fund, Inc. (collectively referred to as the "Funds") at August 31, 2002, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 21, 2002

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the International Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002 at 2:00 p.m. The following matters were voted upon by the shareholders of the International Fund and the results are presented below. Shares delivered but not voted are included on the total for each proposal.

     To approve a Sub-Investment Advisory Agreement among the Fund, CSAM and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                                               % OF TOTAL SHARES      % OF TOTAL
                                                                 SHARES            OUTSTANDING       SHARES VOTED
     ------------------------------------------------------------------------------------------------------------
     For                                                      13,562,644              62.19%             99.98%
     Against                                                       1,070                 --%              0.01%
     Abstain                                                       1,489               0.01%              0.01%

     To approve a Sub-Investment Advisory Agreement among the Fund, CSAM and Credit Suisse Asset Management Limited ("CSAM Japan."):

                                                                               % OF TOTAL SHARES       % OF TOTAL
                                                                 SHARES            OUTSTANDING        SHARES VOTED
     -------------------------------------------------------------------------------------------------------------
     For                                                      13,562,644              62.19%             99.98%
     Against                                                       1,070                 --%              0.01%
     Abstain                                                       1,489               0.01%              0.01%

                       CREDIT SUISSE INSTITUTIONAL FUNDS
            INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)


                                                                                                      NUMBER
                                                                                                      OF
                                                                                                      PORTFOLIOS
                                                                                                      IN FUND
                                                      TERM OF                                         COMPLEX
                                                      OFFICE(1)                                       OVERSEEN
                                 POSITION(S) HELD     AND LENGTH OF    PRINCIPAL OCCUPATION(S)        BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE            WITH FUNDS           TIME SERVED      DURING PAST FIVE YEARS         DIRECTOR  HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Richard H. Francis               Director and Audit   Since 2000       Currently retired; Executive       54   Director of The
40 Grosvenor Road                Committee Member                      Vice President and Chief                Indonesia Fund, Inc.
Short Hills, New Jersey 07078                                          Financial Officer of Pan Am
                                                                       Corporation and Pan American
Age: 68                                                                World Airways, Inc. from 1988
                                                                       to 1991

Jack W. Fritz                    Director and Audit   Since Fund       Private investor; Consultant       54   Director of Advo,
2425 North Fish Creek Road       Committee Member     Inception        and Director of Fritz                   Inc. (direct mail
P.O. Box 1287                                                          Broadcasting, Inc. and Fritz            advertising)
Wilson, Wyoming 83014                                                  Communications (developers and
                                                                       operators of radio stations)
Age: 73                                                                since 1987


Jeffrey E. Garten                Director and Audit   Since 1998       Dean of Yale School of             54   Director of Aetna,
Box 208200                       Committee Member                      Management and William S.               Inc.; Director of
New Haven, Connecticut                                                 Beinecke Professor in the               Calpine Energy
06520-8200                                                             Practice of International Trade         Corporation, Director
                                                                       and Finance; Undersecretary of          of CarMax Group (used
Age: 54                                                                Commerce for International              car dealers)
                                                                       Trade from November 1993 to
                                                                       October 1995; Professor at
                                                                       Columbia University from
                                                                       September 1992 to November 1993


Peter F. Krogh                   Director and Audit   Since 2001       Dean Emeritus and                  54   Member of the Board
301 ICC                          Committee Member                      Distinguished Professor of              of The Carlisle
Georgetown University                                                  International Affairs at the            Companies Inc.;
Washington, DC 20057                                                   Edmund A. Walsh School of               Member of Selection
                                                                       Foreign Service, Georgetown             Committee for Truman
Age: 64                                                                University; Moderator of PBS            Scholars and Henry
                                                                       Foreign affairs television              Luce Scholars; Senior
                                                                       series                                  Associate of Center
                                                                                                               for Strategic and
                                                                                                               International
                                                                                                               Studies; Trustee of
                                                                                                               numerous world
                                                                                                               affairs organizations


James S. Pasman, Jr.             Director and Audit   Since 2000       Currently retired; President       54   Director of Education
29 The Trillium                  Committee Member                      and Chief Operating Officer of          Management Corp.,
Pittsburgh, Pennsylvania 15238                                         National InterGroup, Inc. from          Director of Tyco
                                                                       April 1989 to March 1991;               International Ltd.;
Age: 70                                                                Chairman of Permian Oil Co.             Director of Credit
                                                                       from April 1989 to March 1991           Suisse Asset
                                                                                                               Management Income
                                                                                                               Fund, Inc.; Trustee
                                                                                                               of Credit Suisse High
                                                                                                               Yield Bond Fund;
                                                                                                               Trustee of Deutsche
                                                                                                               VIT Funds, overseeing
                                                                                                               three portfolios

Steven N. Rappaport              Director and Audit   Since 2000       Partner RZ Capital LLC since       54   Director of The
RZ Capital LLC                   Committee Chairman                    2001; President of Loanet, Inc.         First Israel Fund,
40 East 52nd Street                                                    (on-line accounting service)            Inc.
New York, New York 10022                                               from 1997 to 2001; Executive
                                                                       Vice President of Loanet, Inc.
Age: 52                                                                from 1994 to 1997; Director,
                                                                       President, North American
                                                                       Operations, and former Executive
                                                                       Vice President from 1992 to 1993
                                                                       of Worldwide Operations of
                                                                       Metallurg Inc.; Executive Vice
                                                                       President, Telerate, Inc.
                                                                       (provider of real-time
                                                                       information to the capital
                                                                       market) from 1987 to 1992;
                                                                       Partner in the law firm of
                                                                       Hartman & Craven until 1987


INTERESTED DIRECTOR

William W. Priest(2)             Director             Since 1999       Senior Partner and Fund            54   Director of The
Steinberg Priest & Sloane                                              Manager, Steinberg Priest &             Brazilian Equity
Capital Management                                                     Sloane Capital Management since         Fund, Inc.; The Chile
12 East 49th Street                                                    March 2001; Chairman and                Fund, Inc.; The
12th Floor                                                             Managing Director of CSAM from          Emerging Markets
New York, New York 10017                                               2000 to February 2001, Chief            Telecommunications
                                                                       Executive Officer and Managing          Fund, Inc.; The First
Age: 60                                                                Director of CSAM from 1990 to           Israel Fund, Inc.;
                                                                       2000                                    The Latin America
                                                                                                               Equity Fund, Inc.;
                                                                                                               The Indonesia Fund,
                                                                                                               Inc.; and Credit
                                                                                                               Suisse Asset
                                                                                                               Management Income
                                                                                                               Fund, Inc.

  1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

  2 Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                                                                                NUMBER
                                                                                                                OF
                                                                                                                PORTFOLIOS
                                                                                                                IN FUND    OTHER
                                                      TERM OF                                                   COMPLEX    DIRECTOR-
                                                      OFFICE(1)                                                 OVERSEEN   SHIPS
                               POSITION(S) HELD     AND LENGTH OF  PRINCIPAL OCCUPATION(S)                      BY         HELD BY
NAME, ADDRESS AND AGE          WITH FUNDS           TIME SERVED    DURING PAST FIVE YEARS                       DIRECTOR   DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

Laurence R. Smith              Chairman             Since 2002    Managing Director and Global Chief Investment     NA       NA
Credit Suisse Asset                                               Officer of CSAM; acting Chief Executive
Management LLC                                                    Officer of CSAM Americas; Associated with
466 Lexington Avenue                                              JP Morgan Investment Management from 1981 to
New York, New York 10017-3147                                     1999

Age: 44


Hal Liebes, Esq.               Vice President       Since 1999    Managing Director and Global General Counsel      N/A      N/A
Credit Suisse Asset            and Secretary                      of CSAM; Associated with Lehman Brothers,
Management LLC                                                    Inc. from 1996 to 1997; Associated with CSAM
466 Lexington Avenue                                              from 1995 to 1996; Associated with CS First
New York, New York 10017-3147                                     Boston Investment Management from 1994
                                                                  to 1995; Associated with Division of Enforce-
Age: 38                                                           ment, U.S. Securities and Exchange Commis-
                                                                  sion from 1991 to 1994


Michael A. Pignataro           Treasurer and Chief  Since 1999    Director and Director of Fund Administration      N/A      N/A
Credit Suisse Asset            Financial Officer                  of CSAM; Associated with CSAM since 1984
Management LLC
466 Lexington Avenue
New York, New York 10017-3147

Age: 42


Gregory N. Bressler, Esq.      Assistant Secretary  Since 2000    Vice President and Legal Counsel of CSAM since    N/A      N/A
Credit Suisse Asset                                               January 2000; Associated with the law firm of
Management LLC                                                    Swidler Berlin Shereff Friedman LLP from 1996
466 Lexington Avenue                                              to 2000
New York, New York 10017-3147

Age: 35


Kimiko T. Fields, Esq.         Assistant Secretary  Since 2002    Assistant Vice President and Legal Counsel of     N/A      N/A
Credit Suisse Asset                                               CSAM since December 2000; Assistant Vice
Management LLC                                                    President, Institutional Marketing Department,
466 Lexington Avenue                                              CSAM, from January 2000 to December 2000;
New York, New York 10017-3147                                     Marketing Associate, International Equity
                                                                  Department, Warburg Pincus Asset
Age: 38                                                           Management, Inc. from January 1998 to
                                                                  January 2000; self-employed author and
                                                                  consultant, from January 1996 to January 1997.


Rocco A. DelGuercio            Assistant Treasurer  Since 1999    Vice President and Administrative Officer of      N/A      N/A
Credit Suisse Asset                                               CSAM; Associated with CSAM since June 1996;
Management LLC                                                    Assistant Treasurer, Bankers Trust Corp.-- Fund
466 Lexington Avenue                                              Administration from March 1994 to June 1996;
New York, New York 10017-3147                                     Mutual Fund Accounting Supervisor, Dreyfus
                                                                  Corporation from April 1987 to March 1994
Age: 38


Joseph Parascondola            Assistant Treasurer  Since 2001    Assistant Vice President-- Fund Administration    N/A      N/A
Credit Suisse Asset                                               of CSAM since April 2000; Assistant Vice Presi-
Management LLC                                                    dent, Deutsche Asset Management from January
466 Lexington Avenue                                              1999 to April 2000; Assistant Vice President,
New York, New York 10017-3147                                     Weiss, Peck & Greer LLC from November 1995
                                                                  to December 1998
Age: 38

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

                       CREDIT SUISSE INSTITUTIONAL FUNDS
                             TAX INFORMATION LETTER
                                AUGUST 31, 2002


IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS (UNAUDITED)

         Corporate shareholders should note for the year ended August 31, 2002, the percentage of the Fund's investment income (I.E., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is as follows:

     FUND                                                          PERCENTAGE
     ------------------------------------------------------------------------
     U.S. Core Equity Fund                                          100.00%
     Fixed Income Fund                                                0.69%

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

         During the period or year ended August 31, 2002, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:

     FUND                                                        AMOUNT
     -------------------------------------------------------------------
     U.S. Core Equity Fund                                    $    2,320
     Fixed Income Fund                                         2,178,550

                      P.O. Box 8500, Boston, MA 02266-8500
                                 800-222-8977


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIUS-2-0802